      As filed with the Securities and Exchange Commission on December 31, 2003
                                                             File No. 333-101936
                                                                       811-09295

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                     ----
         Post-Effective Amendment No.  4                                     [X]
                                     ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   137                                                 [X]
                       -----

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

 _____ immediately upon filing pursuant to paragraph (b) of Rule 485
 __X__ on January 30, 2004, pursuant to paragraph (b) of Rule 485
 _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
 _____ on _____, pursuant to paragraph (a)(1) of Rule 485
 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

HARTFORD LEADERS ACCESS
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase Series II and Series IIR of the Hartford Leaders Access variable annuity. Please read it carefully.


Hartford Leaders Access variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- AIM V.I. AGGRESSIVE GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Aggressive Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. BASIC VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Basic Value Fund of the A I M Variable Insurance Funds

- AIM V.I. BLUE CHIP FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Blue Chip Fund of the A I M Variable Insurance Funds

- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Capital Appreciation Fund of the A I M Variable Insurance Funds

- AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Dent Demographic Trends Fund of the A I M Variable Insurance Funds

- AIM V.I. GOVERNMENT SECURITIES FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Government Securities Fund of the A I M Variable Insurance Funds

- AIM V.I. MID CAP CORE EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Mid Cap Core Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. PREMIER EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Premier Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. SMALL CAP EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Small Cap Equity Fund of the A I M Variable Insurance Funds

- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- FRANKLIN INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Income Securities Fund")

- FRANKLIN LARGE CAP GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Large Cap Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Large Cap Growth Securities Fund")

- FRANKLIN RISING DIVIDENDS SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Rising Dividends Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Rising Dividends Securities Fund")

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of the Hartford Series Fund, Inc.

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Mid Cap Growth Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- New Discovery Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS VALUE SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Value Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MUTUAL DISCOVERY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Mutual Discovery Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Discovery Securities Fund")

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC").

We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: JANUARY 30, 2004
STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 30, 2004

                                                                               3
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLES                                                                    6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   10
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 11
--------------------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                                11
--------------------------------------------------------------------------------
  The Separate Account                                                       11
--------------------------------------------------------------------------------
  The Funds                                                                  11
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              14
--------------------------------------------------------------------------------
THE CONTRACT                                                                 15
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               15
--------------------------------------------------------------------------------
  Charges and Fees                                                           17
--------------------------------------------------------------------------------
  Principal First                                                            18
--------------------------------------------------------------------------------
  Death Benefit                                                              19
--------------------------------------------------------------------------------
  Surrenders                                                                 28
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              29
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     31
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            32
--------------------------------------------------------------------------------
  Legal Matters                                                              32
--------------------------------------------------------------------------------
  More Information                                                           33
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   33
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     38
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           39
--------------------------------------------------------------------------------
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                     43
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  49
--------------------------------------------------------------------------------

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Hartford. The assets in the General Account are available to the creditors of Hartford.

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchases (as a percentage
  of Premium Payments)                              None
--------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments)                              None
--------------------------------------------------------

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


                                          IF YOU CHOOSE  IF YOU CHOOSE
                                           THE ASSET     THE PREMIUM
                                          PROTECTION     PROTECTION
                                          DEATH BENEFIT  DEATH BENEFIT
----------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (1)                        $30            $30
----------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a
  percentage of average daily
  Sub-Account Value)
    Mortality and Expense Risk Charge            1.50%          1.50%
----------------------------------------------------------------------
    Administrative Charge                        0.15%          0.15%
----------------------------------------------------------------------
    Total Separate Account Annual                    %              %
     Expenses                                    1.65           1.65
----------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of
  average daily Sub-Account Value)
    MAV/EPB Death Benefit Charge (2)             0.30%          0.30%
----------------------------------------------------------------------
    Principal First Charge                       0.50%          0.50%
----------------------------------------------------------------------
    Total Separate Account Annual
     Expenses with all optional charges          2.45%          2.45%
----------------------------------------------------------------------


(1) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(2) The MAV/EPB Death Benefit is not available for Contracts issued in Minnesota or Washington. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in Minnesota or Washington. The charge is 0.30% of the average daily Sub-Account Value.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.49%      2.94%
--------------------------------------------------------------

                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING
FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                               TOTAL ANNUAL
                                                               FUND OPERATING
                                                                EXPENSES
                                         12B-1                   (BEFORE                         TOTAL
                                       DISTRIBUTION            CONTRACTUAL FEE  CONTRACTUAL     ANNUAL
                                        AND/OR                 WAIVERS OR       FEE WAIVERS OR   FUND
                           MANAGEMENT  SERVICING     OTHER       EXPENSE          EXPENSE       OPERATING
                             FEES        FEES        EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
---------------------------------------------------------------------------------------------------------

AIM V.I. Aggressive
  Growth Fund -- Series I      0.80%         N/A       0.36%          1.16%             N/A        1.16%
---------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund
  -- Series I                  0.73%         N/A       0.43%          1.16%             N/A        1.16%
---------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund
  -- Series I                  0.75%         N/A       0.43%          1.18%             N/A        1.18%
---------------------------------------------------------------------------------------------------------
AIM V.I. Capital
  Appreciation Fund --
  Series I                     0.61%         N/A       0.24%          0.85%             N/A        0.85%
---------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic
  Trends Fund -- Series I
  (1)                          0.85%         N/A       0.58%          1.43%            0.13%       1.30%
---------------------------------------------------------------------------------------------------------
AIM V.I. Government
  Securities Fund --
  Series I                     0.50%         N/A       0.31%          0.81%             N/A        0.81%
---------------------------------------------------------------------------------------------------------
AIM V.I. International
  Growth Fund -- Series I      0.74%         N/A       0.35%          1.09%             N/A        1.09%
---------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core
  Equity Fund --
  Series I (1)                 0.73%         N/A       0.57%          1.30%            0.00%       1.30%
---------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity
  Fund -- Series I             0.61%         N/A       0.24%          0.85%             N/A        0.85%
---------------------------------------------------------------------------------------------------------
AIM V. I. Small Cap
  Equity Fund -- Series I
  (1)                          0.85%         N/A       0.70%          1.55%            0.25%       1.30%
---------------------------------------------------------------------------------------------------------
American Funds Asset
  Allocation Fund --
  Class 2                      0.43%        0.25%      0.02%          0.70%             N/A        0.70%
---------------------------------------------------------------------------------------------------------
American Funds Blue Chip
  Income and Growth Fund
  -- Class 2                   0.50%        0.25%      0.02%          0.77%             N/A        0.77%
---------------------------------------------------------------------------------------------------------
American Funds Bond Fund
  -- Class 2                   0.47%        0.25%      0.02%          0.74%             N/A        0.74%
---------------------------------------------------------------------------------------------------------
American Funds Global
  Growth Fund -- Class 2       0.67%        0.25%      0.04%          0.96%             N/A        0.96%
---------------------------------------------------------------------------------------------------------
American Funds Global
  Small Capitalization
  Fund -- Class 2              0.80%        0.25%      0.04%          1.09%             N/A        1.09%
---------------------------------------------------------------------------------------------------------
American Funds Growth
  Fund -- Class 2              0.38%        0.25%      0.02%          0.65%             N/A        0.65%
---------------------------------------------------------------------------------------------------------
American Funds
  Growth-Income Fund --
  Class 2                      0.34%        0.25%      0.01%          0.60%             N/A        0.60%
---------------------------------------------------------------------------------------------------------
American Funds
  International Fund --
  Class 2                      0.57%        0.25%      0.06%          0.88%             N/A        0.88%
---------------------------------------------------------------------------------------------------------
American Funds New World
  Fund -- Class 2              0.85%        0.25%      0.06%          1.16%             N/A        1.16%
---------------------------------------------------------------------------------------------------------
Franklin Income
  Securities Fund --
  Class 2                      0.50%        0.25%      0.03%          0.78%             N/A        0.78%
---------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth
  Securities Fund --
  Class 2                      0.75%        0.25%      0.05%          1.05%             N/A        1.05%
---------------------------------------------------------------------------------------------------------
Franklin Rising Dividends
  Securities Fund --
  Class 2 (2)                  0.75%        0.25%      0.04%          1.04%             N/A        1.04%
---------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund
  -- Class 2 (2)               0.53%        0.25%      0.31%          1.09%             N/A        1.09%
---------------------------------------------------------------------------------------------------------
Franklin Strategic Income
  Securities Fund --
  Class 1 (2)                  0.42%         N/A       0.27%          0.69%             N/A        0.69%
---------------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund -- Class IA             0.45%         N/A       0.04%          0.49%             N/A        0.49%
---------------------------------------------------------------------------------------------------------

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8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               TOTAL ANNUAL
                                                               FUND OPERATING
                                                                EXPENSES
                                         12B-1                   (BEFORE                         TOTAL
                                       DISTRIBUTION            CONTRACTUAL FEE  CONTRACTUAL     ANNUAL
                                        AND/OR                 WAIVERS OR       FEE WAIVERS OR   FUND
                           MANAGEMENT  SERVICING     OTHER       EXPENSE          EXPENSE       OPERATING
                             FEES        FEES        EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
---------------------------------------------------------------------------------------------------------

MFS-Registered Trademark-
  Capital Opportunities
  Series -- Initial Class
  (3)                          0.75%         N/A       0.18%          0.93%            0.03%       0.90%
---------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Emerging Growth Series
  -- Initial Class             0.75%         N/A       0.11%          0.86%             N/A        0.86%
---------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Global Equity Series --
  Initial Class (3)            1.00%         N/A       1.10%          2.10%            0.95%       1.15%
---------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Investors Growth Stock
  Series -- Initial Class      0.75%         N/A       0.13%          0.88%             N/A        0.88%
---------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Investors Trust Series
  -- Initial Class             0.75%         N/A       0.13%          0.88%             N/A        0.88%
---------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  High Income Series --
  Initial Class (3)            0.75%         N/A       0.15%          0.90%            0.00%       0.90%
---------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Mid Cap Growth Series
  -- Initial Class             0.75%         N/A       0.16%          0.91%             N/A        0.91%
---------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  New Discovery Series --
  Initial Class                0.90%         N/A       0.15%          1.05%             N/A        1.05%
---------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Total Return Series --
  Initial Class                0.75%         N/A       0.11%          0.86%             N/A        0.86%
---------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Value Series -- Initial
  Class (3)                    0.75%         N/A       2.19%          2.94%            2.04%       0.90%
---------------------------------------------------------------------------------------------------------
Mutual Discovery
  Securities Fund --
  Class 2 (2)                  0.60%        0.25%      0.21%          1.06%             N/A        1.06%
---------------------------------------------------------------------------------------------------------
Mutual Shares Securities
  Fund -- Class 2 (2)          0.60%        0.25%      0.21%          1.06%             N/A        1.06%
---------------------------------------------------------------------------------------------------------
Templeton Developing
  Markets Securities
  Fund -- Class 1              1.25%         N/A       0.33%          1.58%             N/A        1.58%
---------------------------------------------------------------------------------------------------------
Templeton Foreign
  Securities Fund --
  Class 2 (2)                  0.70%        0.25%      0.20%          1.15%             N/A        1.15%
---------------------------------------------------------------------------------------------------------
Templeton Global Asset
  Allocation Fund --
  Class 2 (2)                  0.62%        0.25%      0.21%          1.08%             N/A        1.08%
---------------------------------------------------------------------------------------------------------
Templeton Growth
  Securities Fund --
  Class 2                      0.80%        0.25%      0.05%          1.10%             N/A        1.10%
---------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. This agreement will continue until at least December 31, 2004.

(2) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Annual Fund Operating Expenses were:

                                                                          TOTAL ANNUAL
                                            12B-1 DISTRIBUTION              FUND
                                MANAGEMENT  AND/OR SERVICING    OTHER     OPERATING
                                  FEES           FEES           EXPENSES  EXPENSES
--------------------------------------------------------------------------------------

Franklin Rising Dividends
  Securities Fund -- Class 2        0.74%             0.25%       0.04%        1.03%
--------------------------------------------------------------------------------------
Franklin Small Cap Fund --
  Class 2                           0.48%             0.25%       0.31%        1.04%
--------------------------------------------------------------------------------------
Franklin Strategic Income
  Securities Fund -- Class 1        0.39%              N/A        0.27%        0.66%
--------------------------------------------------------------------------------------
Mutual Discovery Securities
  Fund -- Class 2                   0.59%             0.25%       0.21%        1.05%
--------------------------------------------------------------------------------------
Mutual Shares Securities Fund
  -- Class 2                        0.59%             0.25%       0.21%        1.05%
--------------------------------------------------------------------------------------
Templeton Foreign Securities
  Fund -- Class 2                   0.68%             0.25%       0.20%        1.13%
--------------------------------------------------------------------------------------
Templeton Global Asset
  Allocation Fund -- Class 2        0.60%             0.25%       0.21%        1.06%
--------------------------------------------------------------------------------------

(3) MFS has contractually agreed, subject to reimbursement, to bear the series expenses such that "Other Expenses" do not exceed 0.15% annually for each series. (Note that the High Income Series' "Other Expenses" are currently below 0.15% and the series is reimbursing MFS). This agreement will continue until at least April 30, 2004.

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR THE ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAYBE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD
BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                              $ 560
---------------------------------------------------------
3 years                                             $1,670
---------------------------------------------------------
5 years                                             $2,767
---------------------------------------------------------
10 years                                            $5,452
---------------------------------------------------------


(2) If you annuitize at the end of the applicable time period:


1 year                                              $ 552
---------------------------------------------------------
3 years                                             $1,663
---------------------------------------------------------
5 years                                             $2,760
---------------------------------------------------------
10 years                                            $5,445
---------------------------------------------------------


(3) If you do not Surrender your Contract:


1 year                                              $ 560
---------------------------------------------------------
3 years                                             $1,670
---------------------------------------------------------
5 years                                             $2,767
---------------------------------------------------------
10 years                                            $5,452
---------------------------------------------------------

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is equal to an annual charge that we deduct on a daily basis from your Contract Value invested in the Sub-Accounts.


MORTALITY AND EXPENSE RISK  MORTALITY AND EXPENSE RISK
    CHARGE WITH ASSET          CHARGE WITH PREMIUM
 PROTECTION DEATH BENEFIT    PROTECTION DEATH BENEFIT
------------------------------------------------------
          1.50%                       1.50%
------------------------------------------------------

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. We will issue your Contract with the Asset Protection Death Benefit unless you choose the Premium Protection Death Benefit.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.

You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be based on the investment allocation of your Contract in effect on the Annuity Commencement Date.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                          3/10/03          A+  Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                      12/31/02        AA-  Financial strength
---------------------------------------------------------------------------------
 Fitch                                  10/30/02        AA   Financial strength
---------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on April 1, 1999 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.


- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.


We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund and AIM V.I. Small Cap Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment adviser to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

MFS-Registered Trademark- Capital Opportunities Series,
MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark- Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series and MFS-Registered Trademark-Value Series are series of the MFS-Registered Trademark- Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Rising Dividends Securities Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares are available for Franklin Strategic Income Securities Fund. The investment manager of the Franklin Rising Dividends Securities Fund, Franklin Small Cap Fund, and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at One Franklin Parkway, San Mateo, California 94403. The investment manager of Mutual Shares Securities Fund and Mutual Discovery Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, N.P. Bahamas. Under an agreement with Templeton Global Advisors Limited, Templeton Asset Management, Ltd., located at 2 Exchange Square, Hong Kong, serves as Templeton Growth Securities Fund sub-advisor. Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors Limited are wholly owned by Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

AIM V.I. AGGRESSIVE GROWTH FUND -- Seeks long-term growth of capital. Invests primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small- and medium-sized companies.

AIM V.I. BASIC VALUE FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. BLUE CHIP FUND -- Seeks long-term growth of capital with a secondary objective of current income. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in blue chip companies.

AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital. Invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -- Seeks long-term growth of capital. Invests in securities of companies that are likely to benefit from changing demographic, economic, and lifestyle trends.

AIM V.I. GOVERNMENT SECURITIES FUND -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the United States Government.

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AIM V.I. SMALL CAP EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

FRANKLIN INCOME SECURITIES FUND -- Seeks to maximize income while maintaining prospects for capital appreciation, by investing in debt and equity securities.

FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- Seeks capital appreciation by normally investing at least 80% of its net assets in investments of large capitalization companies, with market capitalizations within the top 50% of companies in the Russell-Registered Trademark- 1000 Index, at the time of purchase.

FRANKLIN RISING DIVIDENDS SECURITIES FUND -- Seeks long-term capital appreciation while attempting to preserve capital. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends.

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by normally investing 80% of its net assets in investments of small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000-Registered Trademark- Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation over the long term as a secondary goal, by normally investing 65% of its total assets in U.S. and foreign debt securities, including those in emerging markets.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- Seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-REGISTERED TRADEMARK- VALUE SERIES -- Seeks capital appreciation and reasonable income.

MUTUAL DISCOVERY SECURITIES FUND -- Seeks capital appreciation with income as a secondary goal.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by normally investing at least 80% of its assets in equity securities of companies located anywhere in the World, including those in the U.S. and emerging markets.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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We may provide information on various topics to Contract Owners and prospective
Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series II of the Contract was sold before January 30, 2004. Series IIR of the Contract is sold on or after January 30, 2004.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, we currently do not have the ability to restrict transfers into the Hartford Money Market HLS Fund with respect to certain owners of older Contracts issued by us. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program. If you purchase your Contract in Oregon, we may limit your total number of transfers to 1 transfer every 30 days, submitted in writing.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.
TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

The following charges and fees are associated with the Contract:

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate from the Sub-Account Value.


MORTALITY AND EXPENSE RISK  MORTALITY AND EXPENSE RISK
    CHARGE WITH ASSET          CHARGE WITH PREMIUM
 PROTECTION DEATH BENEFIT    PROTECTION DEATH BENEFIT
------------------------------------------------------
          1.50%                       1.50%
------------------------------------------------------

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

CHARGES FOR OPTIONAL BENEFITS

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts.


WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO THE MORTALITY AND EXPENSE RISK CHARGE, THE ANNUAL MAINTENANCE FEE, AND CHARGES FOR OPTIONAL BENEFITS, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.


We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current Principal First charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.


If you elect Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-862-6668.

THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD DEATH BENEFIT CHOICES                            SUMMARY                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------
Asset Protection Death Benefit            Not available if you elect the Premium    This Death Benefit is the greatest of:
                                          Protection Death Benefit.                 X Contract Value; or
                                          No extra charge.                          X Contract Value PLUS 25% of the total
                                          If you do not elect a Death Benefit, we   Premium Payments excluding any Premium
                                          will issue your Contract with the Asset     Payments we receive within 12 months
                                          Protection Death Benefit.                   of death or after death. Premium
                                          This Death Benefit is called the Loss       Payments are adjusted for any partial
                                          Protection Death Benefit in your            Surrenders; or
                                          Contract.                                 X Contract Value PLUS 25% of your
                                                                                    Maximum Anniversary Value excluding any
                                                                                      Premium Payments we receive within 12
                                                                                      months of death or after death.
                                                                                    This Death Benefit cannot exceed the
                                                                                    greatest of:
                                                                                    X Contract Value; or
                                                                                    X Total Premium Payments adjusted for
                                                                                    any partial Surrenders; or
                                                                                    X Your Maximum Anniversary Value.
----------------------------------------------------------------------------------------------------------------------------
Premium Protection Death Benefit          Not available if you elect the Asset      This Death Benefit is the greater of:
                                          Protection Death Benefit.                 X Contract Value; or
                                          No extra charge.                          X Total Premium Payments you have made
                                          You cannot choose this Death Benefit if   to us minus an adjustment for any
                                          either you or your Annuitant are 76         partial Surrenders.
                                          years old or older.
                                          This Death Benefit is called the Return
                                          of Premium Death Benefit in your
                                          Contract.
----------------------------------------------------------------------------------------------------------------------------

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
OPTIONAL DEATH BENEFIT                                    SUMMARY                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------
MAV/EPB Death Benefit                     Optional Death Benefit that is available  If you elect this Death Benefit with the for an additional annual charge equal to  Asset Protection Death Benefit, your
                                          0.30% of your Contract Value invested in  Death Benefit will be the greatest of:
                                          the Sub-Accounts and is deducted daily.   X The Asset Protection Death Benefit
                                          Only available upon purchase.               described above;
                                          May elect in addition to either the       X The total Premium Payments you have
                                          Asset Protection Death Benefit or the     made to us adjusted for any partial
                                          Premium Protection Death Benefit. The       Surrenders;
                                          Death Benefit will be the same            X Your Maximum Anniversary Value; or
                                          regardless of whether you elect the       X The Earnings Protection Benefit.
                                          Asset Protection Death Benefit or the     If you elect this Death Benefit with the
                                          Premium Protection Death Benefit.         Premium Protection Death Benefit, your
                                          You cannot choose this Death Benefit by   Death Benefit will be the greatest of:
                                          itself.                                   X The Premium Protection Death Benefit
                                          You cannot choose this Death Benefit if   described above;
                                          you or your Annuitant are 76 years old    X Your Maximum Anniversary Value; or
                                          or older.                                 X The Earnings Protection Benefit.
----------------------------------------------------------------------------------------------------------------------------

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.

Assume that:

-  You made an initial Premium Payment of $100,000.

-  In your fourth Contract Year, you made a partial Surrender of $8,000.

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

-  Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by  Based on the assumptions above, here is how we
finding the greatest of these three values:         would do the actual calculations:
------------------------------------------------------------------------------------------------------
X Contract Value or                                 Contract Value equals $115,000.
------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of the total Premium      $115,000 + [25% (($100,000 - $0) - $8,000)] =
  Payments excluding any Premium Payments we        $138,000
  receive within 12 months of death or after
  death. Premium Payments are adjusted for any
  partial Surrenders; or
------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of your Maximum           $115,000 + [25% ($150,000)] = $152,500.
  Anniversary Value excluding any Premium Payments
  we receive within 12 months of death or after
  death.
------------------------------------------------------------------------------------------------------
THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET
PROTECTION DEATH BENEFIT MAXIMUM.
------------------------------------------------------------------------------------------------------
Asset Protection Death Benefit Maximum:
------------------------------------------------------------------------------------------------------
The Asset Protection Death Benefit cannot exceed    Based on the assumptions above, here is the
the greatest of:                                    calculation of the Asset Protection Death Benefit
                                                    Maximum:
------------------------------------------------------------------------------------------------------
X Contract Value;                                   - Contract Value is $115,000,
------------------------------------------------------------------------------------------------------
X total Premium Payments you have made to us,       - total Premium Payments you have made to us minus
  adjusted for any partial Surrenders; or           an adjustment for any partial Surrenders
                                                      [$100,000 - $8,000 = $92,000], or
------------------------------------------------------------------------------------------------------
X Your Maximum Anniversary Value.                   - Your Maximum Anniversary Value is $150,000.
------------------------------------------------------------------------------------------------------
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
------------------------------------------------------------------------------------------------------

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II."

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders.

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The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.

Assume that:

-  You made an initial Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death Benefit   Based on the assumptions above, here is how we
by finding the greater of these two values:         would do the actual calculations:
------------------------------------------------------------------------------------------------------
X Contract Value; or                                $115,000
------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us minus  $100,000 - $8,000 = $92,000 an adjustment for any partial Surrenders.
------------------------------------------------------------------------------------------------------
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
------------------------------------------------------------------------------------------------------

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.

OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The MAV/EPB Death Benefit may not currently be available in your state and is not available in Minnesota or Washington. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.

The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

   MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION  MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION
DEATH BENEFIT                                                         DEATH BENEFIT
------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the       The Death Benefit will be the greatest of the
Asset Protection Death Benefit or the following     Premium Protection Death Benefit or the following
three values:                                       two values:
------------------------------------------------------------------------------------------------------
- The total Premium Payments you have made to us    - Your Maximum Anniversary Value; or
  minus an adjustment for any partial Surrenders;
------------------------------------------------------------------------------------------------------
- Your Maximum Anniversary Value; or                - The Earnings Protection Benefit, which is
                                                      discussed below.
------------------------------------------------------------------------------------------------------
- The Earnings Protection Benefit, which is
  discussed below.
------------------------------------------------------------------------------------------------------

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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-  If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit, only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make
   Annuity Payouts.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

- 40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

-  You made a single Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000,

-  Your Maximum Anniversary Value was $150,000.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Based on the assumptions above, this table shows how we would do the calculations:

    MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT         MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
-----------------------------------------------------------------  -----------------------------------------------------------------
Asset Protection Death Benefit     $150,000                        Premium Protection Death           $115,000
(see Example above)                                                Benefit (see Example above)
-----------------------------------------------------------------  -----------------------------------------------------------------
The total Premium Payments you     $100,000 - $8,000 = $92,000     Your Maximum Anniversary           $150,000
have made to us minus an                                           Value; or
adjustment for any partial
Surrenders;
-----------------------------------------------------------------  -----------------------------------------------------------------
Your Maximum Anniversary           $150,000                        The Earnings Protection            Contract Value minus Contract
Value; or                                                          Benefit                            Value on the date you
                                                                                                      purchased your Contract
                                                                                                      [$115,000 - $100,000 =
                                                                                                      $15,000]
                                                                                                      40% of Contract gain plus
                                                                                                      Contract Value [$15,000 X 40%
                                                                                                      = $6,000] + $115,000 =
                                                                                                      $121,000]
-----------------------------------------------------------------  -----------------------------------------------------------------
The Earnings Protection            Contract Value minus Contract   Death Benefit Amount               Because the Maximum
Benefit                            Value on the date you                                              Anniversary Value was the
                                   purchased your Contract                                            greatest of the three values
                                   [$115,000 - $100,000 =                                             compared, the Death Benefit is
                                   $15,000]                                                           $150,000
                                   40% of Contract gain plus
                                   Contract Value [$15,000 X 40%
                                   = $6,000] + $115,000 =
                                   $121,000]
-----------------------------------------------------------------  -----------------------------------------------------------------
Death Benefit Amount               Because the Maximum
                                   Anniversary Value was the
                                   greatest of the four values
                                   compared, the Death Benefit is
                                   $150,000
-----------------------------------------------------------------  -----------------------------------------------------------------

Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/ EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

OPTIONAL DEATH BENEFIT FOR CONTRACTS ISSUED IN MINNESOTA OR WASHINGTON

The optional Death Benefit is different for Contracts issued in Minnesota or Washington. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit." It does not contain the Earnings Protection Benefit.

The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.

The Maximum Anniversary Value Death Benefit is described below:

If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

- Your Maximum Anniversary Value.

If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or your Maximum Anniversary Value.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will waive that

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB
Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Also, your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

- Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above, or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate contract value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

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If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.
WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                           AND . . .                         THEN THE . . .
------------------------------------------------------------------------------------------------------------------
Contract Owner                            The Annuitant is living              Designated Beneficiary becomes the
                                                                               Contract Owner.
------------------------------------------------------------------------------------------------------------------
Annuitant                                 The Contract Owner is living         Contract Owner receives the payout
                                                                               at death, if any.
------------------------------------------------------------------------------------------------------------------
Annuitant                                 The Annuitant is also the Contract   Designated Beneficiary receives the
                                          Owner                                payout at death, if any.
------------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Option. Under these options, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to

30
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be based on the investment allocation of your Contract in effect on the Annuity Commencement Date. Automatic Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR.

                                                                              31
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us. You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. Amounts taken under this Program if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.



ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.


ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financials Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards

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that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN
QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY
       COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

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    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

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    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-

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accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
PERFORMANCE TABLES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or

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political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

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Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [117,403 + 25% ($117,403
  - $8,000) = $144,754].

- The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

- your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

- Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed, $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See Below)].

- The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See Below)], or

- your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See Below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to Your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

- So, your Asset Protection Death Benefit cannot exceed $120,000.

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to Your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                              49
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Series II and Series IIR of Hartford Leaders Access variable annuity to me at the following address:


---------------------------------------------------
                                     Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
              SERIES II AND SERIES IIR OF HARTFORD LEADERS ACCESS


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: January 30, 2004
Date of Statement of Additional Information: January 30, 2004


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           4
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The financial statements included in the Statement of Additional Information, appearing in this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Hartford Life and Annuity Insurance Company expresses an unqualified opinion and includes an explanatory paragraph referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2001, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The audited financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $193,193,492; 2001: $93,125,105; and 2000: $52,247,774.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period. Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. There is no information for AIM V.I. Small Cap Equity Fund, Franklin Rising Dividends Securities Fund, MFS Value Series and Mutual Discovery Securities Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                              SUB-ACCOUNT                                                              SINCE
SUB-ACCOUNT                                  INCEPTION DATE       1 YEAR            5 YEAR          10 YEAR          INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                04/01/1999             -26.93%        N/A              N/A                 -7.41%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                      09/10/2001             -26.42%        N/A              N/A                -21.93%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                        12/29/1999             -30.37%        N/A              N/A                -24.40%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             04/01/1999             -28.59%        N/A              N/A                -12.03%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund          12/29/1999             -36.31%        N/A              N/A                -33.21%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund            04/01/1999               4.80%        N/A              N/A                  1.80%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund              09/10/2001             -15.56%        N/A              N/A                 -9.71%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                   04/01/1999             -34.40%        N/A              N/A                -16.92%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund           04/01/1999             -16.81%        N/A              N/A                 -6.02%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
  Fund                                         07/05/2001             -27.33%        N/A              N/A                -24.74%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                       04/01/1999              -0.66%        N/A              N/A                  0.16%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                     04/01/1999             -28.69%        N/A              N/A                 -5.89%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund              04/01/1999             -22.68%        N/A              N/A                 -5.16%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                04/01/1999              -5.24%        N/A              N/A                  0.50%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Securities Fund             04/01/1999             -27.45%        N/A              N/A                 -6.77%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                        04/01/1999             -32.85%        N/A              N/A                 -3.95%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund      07/01/1999               0.40%        N/A              N/A                 -0.28%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                 04/01/1999              -3.19%        N/A              N/A                 -0.86%
---------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series               04/01/1999             -33.84%        N/A              N/A                -12.51%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                     04/01/1999             -37.85%        N/A              N/A                -17.34%
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series                         04/01/1999              -2.11%        N/A              N/A                 -5.33%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series              05/03/1999             -31.72%        N/A              N/A                -13.28%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                     04/01/1999             -25.26%        N/A              N/A                -14.10%
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series                      05/01/2000             -47.13%        N/A              N/A                -31.00%
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                       04/01/1999             -35.75%        N/A              N/A                 -1.05%
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                        04/01/1999              -9.72%        N/A              N/A                 -1.27%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                  04/01/1999             -16.26%        N/A              N/A                 -0.16%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund               04/01/1999             -22.82%        N/A              N/A                 -5.14%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                      FUND                                                             SINCE
SUB-ACCOUNT                                      INCEPTION DATE      1 YEAR           5 YEAR         10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                     04/01/99             -23.93%       N/A             N/A                -5.22%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                           09/10/01             -23.42%       N/A             N/A               -17.16%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                             12/29/99             -27.37%       N/A             N/A               -20.61%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  04/01/99             -25.59%          -3.86%       N/A                 5.56%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund               12/29/99             -33.31%       N/A             N/A               -28.78%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                 04/01/99               7.80%           4.69%       N/A                 4.17%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                   09/10/01             -12.56%       N/A             N/A                -5.08%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                        04/01/99             -31.40%          -3.79%       N/A                 6.08%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                04/01/99             -13.81%           0.44%           6.33%            6.48%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund     07/05/01             -24.33%       N/A             N/A               -20.51%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                            04/01/99               2.34%           3.04%       N/A                 3.87%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                          04/01/99             -25.69%           4.81%          10.20%           11.75%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                   04/01/99             -19.68%           1.80%           8.50%           10.47%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                     04/01/99              -2.24%           1.86%           5.99%            7.33%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Securities Fund                  04/01/99             -24.45%           0.84%       N/A                 4.76%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                             04/01/99             -29.85%          -1.61%       N/A                 4.59%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund           07/01/99               3.40%       N/A             N/A                 3.20%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                      04/01/99              -0.19%           2.60%           2.76%            5.15%
---------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                    04/01/99             -30.84%          -2.25%       N/A                 2.90%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                          04/01/99             -34.85%          -5.01%       N/A                 2.98%
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series                              04/01/99               0.89%          -0.90%       N/A                 2.80%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series                   05/03/99             -28.72%       N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                          04/01/99             -22.26%          -4.44%       N/A                 3.95%
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series                           05/01/00             -44.13%       N/A             N/A               -26.71%
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                            04/01/99             -32.75%       N/A             N/A                 0.89%
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                             04/01/99              -6.72%           3.29%       N/A                 8.90%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       04/01/99             -13.26%           2.27%       N/A                 4.85%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                    04/01/99             -19.82%          -0.21%       N/A                 4.63%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                       YIELD        EFFECTIVE YIELD
----------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                        -0.65%           -0.64%
----------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                    YIELD
----------------------------------------------------------------------
American Funds Bond Fund                                       N/A
----------------------------------------------------------------------
Franklin Strategic Income Securities Fund                      N/A
----------------------------------------------------------------------
MFS High Income Series                                         N/A
----------------------------------------------------------------------

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN

We have audited the accompanying statement of assets and liabilities, of Hartford Life and Annuity Insurance Company ("the Company"), Separate Account Seven comprising the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Franklin Technology Securities Fund, Franklin Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth, MFS New Discovery Series, MFS Total Return Series, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Prudential Jennison Growth, Prudential Value Portfolio, and the SP Jennison International Growth Portfolio, as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The related statements of changes in net assets for the year ended December 31, 2001 were audited by other auditors whose report, dated
February 22, 2002, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life and Annuity Insurance Company, Separate Account Seven as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (Hartford Money Market HLS Fund, American Funds Asset Allocation Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, Franklin Real Estate Fund, Franklin Small Cap Fund, Mutual Shares Securities Fund, Franklin Strategic Income Securities Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS High Income Series, MFS New Discovery Series, MFS Total Return Series, Templeton Asset Strategy Fund, Templeton International Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Franklin Technology Securities Fund, Merrill Lynch Large Cap Growth Focus Fund, Merrill Lynch Global Growth Focus Fund, MFS Mid Cap Growth Series, AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. Midcap Equity Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, American Funds Blue Chip Income and Growth Fund, Prudential Jennison Portfolio, Prudential 20/20 Focus Portfolio, Prudential Jennison International Growth Portfolio and Prudential Value Portfolio sub-accounts) (collectively, the Account) as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                            AIM V.I.     AIM V.I.     AIM V.I.
                           AGGRESSIVE      BASIC        BLUE
                           GROWTH FUND  VALUE FUND    CHIP FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------
ASSETS
  Investments
    Number of Shares.....   1,070,553     7,427,499    2,413,960
                           ==========   ===========  ===========
    Cost.................  $9,662,516   $67,422,677  $14,162,031
                           ==========   ===========  ===========
    Market Value.........  $8,949,826   $59,271,445  $12,673,292
  Due from Hartford
   Life & Annuity
   Insurance Company.....     161,221       232,280       15,556
  Receivable from fund
   shares sold...........      --           --           --
  Other assets...........      --           --                 9
                           ----------   -----------  -----------
  Total Assets...........   9,111,047    59,503,725   12,688,857
                           ----------   -----------  -----------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............      --           --           --
  Payable for fund shares
   purchased.............     161,221       232,280       15,556
  Other liabilities......          18            63      --
                           ----------   -----------  -----------
  Total Liabilities......     161,239       232,343       15,556
                           ----------   -----------  -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $8,949,808   $59,271,382  $12,673,301
                           ==========   ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             AIM V.I.     AIM V.I.
                             CAPITAL        DENT         AIM V.I.         AIM V. I.        AIM V.I.         AIM V.I.
                           APPRECIATION  DEMOGRAPHIC    GOVERNMENT      INTERNATIONAL    MID CAP CORE        PREMIER
                               FUND      TRENDS FUND  SECURITIES FUND    GROWTH FUND      EQUITY FUND      EQUITY FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (1)  SUB-ACCOUNT (2)  SUB-ACCOUNT (3)
                           ------------  -----------  ---------------  ---------------  ---------------  ---------------
ASSETS
  Investments
    Number of Shares.....      526,558      891,329      12,265,360         209,233         4,503,376        1,232,966
                            ==========   ==========    ============      ==========       ===========      ===========
    Cost.................   $9,782,650   $3,941,073    $150,046,115      $2,787,423       $45,186,659      $22,871,037
                            ==========   ==========    ============      ==========       ===========      ===========
    Market Value.........   $8,651,353   $3,378,135    $152,090,465      $2,613,318       $42,917,172      $19,998,702
  Due from Hartford
   Life & Annuity
   Insurance Company.....       11,911       --             446,131         --                439,725         --
  Receivable from fund
   shares sold...........      --               125        --                18,868          --                  5,350
  Other assets...........      --                49             143         --               --                     27
                            ----------   ----------    ------------      ----------       -----------      -----------
  Total Assets...........    8,663,264    3,378,309     152,536,739       2,632,186        43,356,897       20,004,079
                            ----------   ----------    ------------      ----------       -----------      -----------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............      --               125        --                18,868          --                  5,350
  Payable for fund shares
   purchased.............       11,911       --             446,131         --                439,725         --
  Other liabilities......            6       --            --                    31               129         --
                            ----------   ----------    ------------      ----------       -----------      -----------
  Total Liabilities......       11,917          125         446,131          18,899           439,854            5,350
                            ----------   ----------    ------------      ----------       -----------      -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $8,651,347   $3,378,184    $152,090,608      $2,613,287       $42,917,043      $19,998,729
                            ==========   ==========    ============      ==========       ===========      ===========

(1) Formerly AIM V.I. International Equity Fund Sub-Account. Change effective May 1, 2002.
(2) Formerly AIM V.I. MidCap Equity Fund Sub-Account. Change effective May 1, 2002.
(3)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                             AMERICAN FUNDS
                            AMERICAN FUNDS     BLUE CHIP
                           ASSET ALLOCATION    INCOME AND    AMERICAN FUNDS
                                 FUND         GROWTH FUND      BOND FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  --------------
ASSETS
  Investments
    Number of Shares.....      27,727,544       32,274,604      33,426,403
                             ============     ============    ============
    Cost.................    $380,891,172     $265,001,097    $340,614,538
                             ============     ============    ============
    Market Value.........    $337,721,486     $231,086,161    $346,297,536
  Due from Hartford
   Life & Annuity
   Insurance Company.....         422,959          884,495         811,284
  Receivable from fund
   shares sold...........        --               --              --
  Other assets...........        --                    462              82
                             ------------     ------------    ------------
  Total Assets...........     338,144,445      231,971,118     347,108,902
                             ------------     ------------    ------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............        --               --              --
  Payable for fund shares
   purchased.............         422,958          884,495         811,283
  Other liabilities......              81         --              --
                             ------------     ------------    ------------
  Total Liabilities......         423,039          884,495         811,283
                             ------------     ------------    ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $337,721,406     $231,086,623    $346,297,619
                             ============     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                                           AMERICAN FUNDS
                           AMERICAN FUNDS                  AMERICAN FUNDS  AMERICAN FUNDS                   GLOBAL SMALL
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS  CAPITALIZATION
                                FUND        GROWTH FUND         FUND            FUND       NEW WORLD FUND       FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
  Investments
    Number of Shares.....     11,303,378      20,167,124       34,434,355     14,347,020      3,705,953       5,306,404
                            ============    ============   ==============   ============    ===========     ===========
    Cost.................   $175,610,810    $996,292,087   $1,068,886,237   $231,229,230    $37,706,313     $72,259,652
                            ============    ============   ==============   ============    ===========     ===========
    Market Value.........   $127,954,234    $671,363,569   $  878,764,741   $144,187,548    $32,352,966     $48,978,107
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --               616,954        1,306,199        233,065          3,632          17,712
  Receivable from fund
   shares sold...........         49,225        --               --             --              --              --
  Other assets...........              8           1,424         --                  361            211         --
                            ------------    ------------   --------------   ------------    -----------     -----------
  Total Assets...........    128,003,467     671,981,947      880,070,940    144,420,974     32,356,809      48,995,819
                            ------------    ------------   --------------   ------------    -----------     -----------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............         49,225        --               --             --              --              --
  Payable for fund shares
   purchased.............       --               616,954        1,306,198        233,065          3,632          17,712
  Other liabilities......       --              --                    159       --              --                   12
                            ------------    ------------   --------------   ------------    -----------     -----------
  Total Liabilities......         49,225         616,954        1,306,357        233,065          3,632          17,724
                            ------------    ------------   --------------   ------------    -----------     -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $127,954,242    $671,364,993   $  878,764,583   $144,187,909    $32,353,177     $48,978,095
                            ============    ============   ==============   ============    ===========     ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
ASSETS
  Investments
    Number of Shares.....      2,900,552         281,824        1,654,247
                             ===========      ==========      ===========
    Cost.................    $32,103,125      $3,143,539      $29,373,473
                             ===========      ==========      ===========
    Market Value.........    $33,008,283      $3,100,064      $29,577,928
  Due from Hartford
   Life & Annuity
   Insurance Company.....        128,825          28,976              311
  Receivable from fund
   shares sold...........       --               --               --
  Other assets...........       --               --                    11
                             -----------      ----------      -----------
  Total Assets...........     33,137,108       3,129,040       29,578,250
                             -----------      ----------      -----------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --               --               --
  Payable for fund shares
   purchased.............        128,825          28,977              311
  Other liabilities......             20         --               --
                             -----------      ----------      -----------
  Total Liabilities......        128,845          28,977              311
                             -----------      ----------      -----------
NET ASSETS
For Variable Annuity
 Contract Liabilities....    $33,008,263      $3,100,063      $29,577,939
                             ===========      ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                                                  TEMPLETON
                                               FRANKLIN         FRANKLIN                         DEVELOPING        TEMPLETON
                              FRANKLIN     STRATEGIC INCOME    TECHNOLOGY      MUTUAL SHARES       MARKETS          FOREIGN
                           SMALL CAP FUND  SECURITIES FUND   SECURITIES FUND  SECURITIES FUND  SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (4)
                           --------------  ----------------  ---------------  ---------------  ---------------  ---------------
ASSETS
  Investments
    Number of Shares.....      6,451,147       7,009,921         2,971,210       20,005,120        2,121,217        3,086,638
                            ============     ===========       ===========     ============      ===========      ===========
    Cost.................   $114,921,128     $70,171,717       $13,990,529     $268,104,169      $11,634,857      $39,196,911
                            ============     ===========       ===========     ============      ===========      ===========
    Market Value.........   $ 81,929,565     $72,692,881       $ 8,883,917     $240,461,539      $ 9,990,933      $29,076,130
  Due from Hartford
   Life & Annuity
   Insurance Company.....        325,738         167,984            93,008          541,075           18,614           76,271
  Receivable from fund
   shares sold...........       --              --                --               --               --               --
  Other assets...........       --              --                       2         --               --               --
                            ------------     -----------       -----------     ------------      -----------      -----------
  Total Assets...........     82,255,303      72,860,865         8,976,927      241,002,614       10,009,547       29,152,401
                            ------------     -----------       -----------     ------------      -----------      -----------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --              --                --               --               --               --
  Payable for fund shares
   purchased.............        325,738         167,984            93,008          541,075           18,614           76,271
  Other liabilities......             33               8          --                     28                8               50
                            ------------     -----------       -----------     ------------      -----------      -----------
  Total Liabilities......        325,771         167,992            93,008          541,103           18,622           76,321
                            ------------     -----------       -----------     ------------      -----------      -----------
NET ASSETS
For Variable Annuity
 Contract Liabilities....   $ 81,929,532     $72,692,873       $ 8,883,919     $240,461,511      $ 9,990,925      $29,076,080
                            ============     ===========       ===========     ============      ===========      ===========

(4) Formerly Templeton Asset Strategy Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                              TEMPLETON        TEMPLETON       HARTFORD
                            GLOBAL ASSET        GROWTH       MONEY MARKET
                           ALLOCATION FUND  SECURITIES FUND    HLS FUND
                           SUB-ACCOUNT (5)    SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
ASSETS
  Investments
    Number of Shares.....        869,797        5,515,341     288,454,858
                             ===========      ===========    ============
    Cost.................    $15,925,479      $58,574,644    $288,454,858
                             ===========      ===========    ============
    Market Value.........    $12,603,352      $47,431,930    $288,454,858
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --               --             2,449,955
  Receivable from fund
   shares sold...........          4,745            5,465         --
  Other assets...........       --                     74           7,402
                             -----------      -----------    ------------
  Total Assets...........     12,608,097       47,437,469     290,912,215
                             -----------      -----------    ------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............          4,745            5,465         --
  Payable for fund shares
   purchased.............       --               --             2,449,955
  Other liabilities......              4         --               --
                             -----------      -----------    ------------
  Total Liabilities......          4,749            5,465       2,449,955
                             -----------      -----------    ------------
NET ASSETS
For Variable Annuity
 Contract Liabilities....    $12,603,348      $47,432,004    $288,462,260
                             ===========      ===========    ============

(5) Formerly Templeton International Securities Fund Sub-Account. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                            MFS CAPITAL                                                MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING    MFS GLOBAL      MFS HIGH     GROWTH STOCK   MFS INVESTORS
                              SERIES      GROWTH SERIES  EQUITY SERIES  INCOME SERIES     SERIES      TRUST SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
  Investments
    Number of Shares.....     4,851,525      2,764,690       620,553       6,507,475      8,880,274      5,089,471
                            ===========    ===========    ==========     ===========   ============    ===========
    Cost.................   $87,739,889    $80,896,940    $6,342,384     $60,167,492   $101,937,214    $97,188,136
                            ===========    ===========    ==========     ===========   ============    ===========
    Market Value.........   $46,235,034    $32,927,453    $5,274,700     $57,395,928   $ 62,872,341    $68,555,177
  Due from Hartford
   Life & Annuity
   Insurance Company.....        79,747             11         5,076         291,611         61,840         53,700
  Receivable from fund
   shares sold...........       --             --            --              --             --             --
  Other assets...........            28        --                  5         --             --             --
                            -----------    -----------    ----------     -----------   ------------    -----------
  Total Assets...........    46,314,809     32,927,464     5,279,781      57,687,539     62,934,181     68,608,877
                            -----------    -----------    ----------     -----------   ------------    -----------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --             --            --              --             --             --
  Payable for fund shares
   purchased.............        79,747             11         5,076         291,611         61,840         53,700
  Other liabilities......       --                  68       --                   18             72             18
                            -----------    -----------    ----------     -----------   ------------    -----------
  Total Liabilities......        79,747             79         5,076         291,629         61,912         53,718
                            -----------    -----------    ----------     -----------   ------------    -----------
NET ASSETS
For Variable Annuity
 Contract Liabilities....   $46,235,062    $32,927,385    $5,274,705     $57,395,910   $ 62,872,269    $68,555,159
                            ===========    ===========    ==========     ===========   ============    ===========

(5) Formerly Templeton International Securities Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002


                             MFS MID        MFS NEW         MFS TOTAL
                           CAP GROWTH   DISCOVERY SERIES  RETURN SERIES
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  ----------------  -------------
ASSETS
  Investments
    Number of Shares.....   10,748,525      3,912,098       16,714,088
                           ===========    ===========     ============
    Cost.................  $75,832,162    $55,980,214     $301,297,820
                           ===========    ===========     ============
    Market Value.........  $48,475,846    $40,842,303     $286,479,471
  Due from Hartford
   Life & Annuity
   Insurance Company.....       83,540         41,849           36,821
  Receivable from fund
   shares sold...........      --            --                --
  Other assets...........           59       --                     96
                           -----------    -----------     ------------
  Total Assets...........   48,559,445     40,884,152      286,516,388
                           -----------    -----------     ------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............      --            --                --
  Payable for fund shares
   purchased.............       83,540         41,850           36,820
  Other liabilities......      --            --                --
                           -----------    -----------     ------------
  Total Liabilities......       83,540         41,850           36,820
                           -----------    -----------     ------------
NET ASSETS
For Variable Annuity
 Contract Liabilities....  $48,475,905    $40,842,302     $286,479,568
                           ===========    ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                                                                              SP JENNISON
                            MERRILL LYNCH    MERRILL LYNCH                                      PRUDENTIAL   INTERNATIONAL
                            GLOBAL GROWTH   LARGE CAP GROWTH  JENNISON 20/20      JENNISON         VALUE        GROWTH
                              V.I. FUND        V.I. FUND      FOCUS PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                           SUB-ACCOUNT (6)  SUB-ACCOUNT (7)   SUB-ACCOUNT (8)  SUB-ACCOUNT (9)  SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ----------------  ---------------  ---------------  -----------  -------------
ASSETS
  Investments
    Number of Shares.....       93,455            173,957          33,569           46,186         20,773          294
                              ========         ==========        ========         ========       ========       ======
    Cost.................     $859,037         $1,595,385        $346,065         $858,575       $338,271       $1,459
                              ========         ==========        ========         ========       ========       ======
    Market Value.........     $600,918         $1,202,045        $276,269         $586,559       $285,415       $1,232
  Due from Hartford
   Life & Annuity
   Insurance Company.....      --                     377         --               --              --           --
  Receivable from fund
   shares sold...........      --                --               --               --              --           --
  Other assets...........      --                --                    20               22             11            4
                              --------         ----------        --------         --------       --------       ------
  Total Assets...........      600,918          1,202,422         276,289          586,581        285,426        1,236
                              --------         ----------        --------         --------       --------       ------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............           29           --                    13               30             30       --
  Payable for fund shares
   purchased.............      --                     377         --               --              --           --
  Other liabilities......            5                  8         --               --              --           --
                              --------         ----------        --------         --------       --------       ------
  Total Liabilities......           34                385              13               30             30       --
                              --------         ----------        --------         --------       --------       ------
NET ASSETS
For Variable Annuity
 Contract Liabilities....     $600,884         $1,202,037        $276,276         $586,551       $285,396       $1,236
                              ========         ==========        ========         ========       ========       ======

(6) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(7) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(8) Formerly Prudential 20/20 Focus Portfolio Sub-Account. Change effective May 1, 2002.
(9) Formerly Prudential Jennison Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
AIM V.I. Aggressive Growth
 Fund -- Class I..............       1.15%           4,796     $ 0.903273   $             4,332
AIM V.I. Aggressive Growth
 Fund -- Class I..............       2.10%           8,271       0.895046                 7,403
AIM V.I. Aggressive Growth
 Fund -- Class I..............       1.30%          15,888       0.901536                14,324
AIM V.I. Aggressive Growth
 Fund -- Class I..............       1.10%          20,379       0.903846                18,420
AIM V.I. Aggressive Growth
 Fund -- Class I..............       2.35%          33,159       0.892186                29,584
AIM V.I. Aggressive Growth
 Fund -- Class I..............       0.95%          39,419       0.905594                35,698
AIM V.I. Aggressive Growth
 Fund -- Class I..............       1.95%          41,163       0.895617                36,866
AIM V.I. Aggressive Growth
 Fund -- Class I..............       2.15%         104,747       0.892931                93,531
AIM V.I. Aggressive Growth
 Fund -- Class I..............       1.55%         118,365       0.898669               106,371
AIM V.I. Aggressive Growth
 Fund -- Class I..............       1.80%         119,337       0.895792               106,902
AIM V.I. Aggressive Growth
 Fund -- Class I..............       2.20%         155,353       0.892749               138,692
AIM V.I. Aggressive Growth
 Fund -- Class I..............       2.40%         156,572       0.891610               139,601
AIM V.I. Aggressive Growth
 Fund -- Class I..............       1.60%         187,453       0.898088               168,350
AIM V.I. Aggressive Growth
 Fund -- Class I..............       1.85%         410,570       0.895220               367,550
AIM V.I. Aggressive Growth
 Fund -- Class I..............       1.75%         467,051       0.896359               418,645
AIM V.I. Aggressive Growth
 Fund -- Class I..............       2.25%         508,721       0.892175               453,868
AIM V.I. Aggressive Growth
 Fund -- Class I..............       1.90%         562,378       0.894646               503,129
AIM V.I. Aggressive Growth
 Fund -- Class I..............       1.65%         793,602       0.897507               712,263
AIM V.I. Aggressive Growth
 Fund -- Class I..............       2.00%         982,332       0.893500               877,714
AIM V.I. Aggressive Growth
 Fund -- Class I..............       1.70%       1,139,470       0.896938             1,022,034
AIM V.I. Aggressive Growth
 Fund -- Class I..............       1.40%       1,183,573       0.900389             1,065,676
AIM V.I. Aggressive Growth
 Fund -- Class I..............       2.05%       2,944,098       0.892924             2,628,856
AIM V.I. Basic Value Fund --
 Class I......................       1.30%          70,802       0.900101                63,729
AIM V.I. Basic Value Fund --
 Class I......................       2.10%          73,581       0.893630                65,754
AIM V.I. Basic Value Fund --
 Class I......................       1.15%          78,594       0.901841                70,880
AIM V.I. Basic Value Fund --
 Class I......................       1.10%          78,836       0.902416                71,143
AIM V.I. Basic Value Fund --
 Class I......................       2.35%         128,504       0.890762               114,466
AIM V.I. Basic Value Fund --
 Class I......................       1.95%         176,273       0.894194               157,622
AIM V.I. Basic Value Fund --
 Class I......................       2.15%         312,060       0.891516               278,207
AIM V.I. Basic Value Fund --
 Class I......................       2.40%         458,491       0.890198               408,148
AIM V.I. Basic Value Fund --
 Class I......................       2.20%         563,973       0.891325               502,684
AIM V.I. Basic Value Fund --
 Class I......................       2.25%         707,855       0.890756               630,526
AIM V.I. Basic Value Fund --
 Class I......................       1.80%         784,608       0.894369               701,729
AIM V.I. Basic Value Fund --
 Class I......................       0.95%         790,188       0.904142               714,443
AIM V.I. Basic Value Fund --
 Class I......................       1.55%       1,448,396       0.897230             1,299,545
AIM V.I. Basic Value Fund --
 Class I......................       1.60%       1,991,021       0.896662             1,785,273
AIM V.I. Basic Value Fund --
 Class I......................       1.75%       3,485,232       0.894937             3,119,063
AIM V.I. Basic Value Fund --
 Class I......................       1.90%       3,668,416       0.893222             3,276,710
AIM V.I. Basic Value Fund --
 Class I......................       2.00%       4,157,602       0.892074             3,708,889
AIM V.I. Basic Value Fund --
 Class I......................       1.85%       5,265,092       0.893793             4,705,902
AIM V.I. Basic Value Fund --
 Class I......................       1.65%       8,051,336       0.896086             7,214,689
AIM V.I. Basic Value Fund --
 Class I......................       2.05%       9,395,220       0.891506             8,375,895
AIM V.I. Basic Value Fund --
 Class I......................       1.40%      10,246,273       0.898954             9,210,928
AIM V.I. Basic Value Fund --
 Class I......................       1.70%      14,276,832       0.895504            12,784,961

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-14 ____________________________________

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
AIM V.I. Blue Chip Fund --
 Class I......................       0.55%           7,082     $ 0.876290   $             6,206
AIM V.I. Blue Chip Fund --
 Class I......................       1.15%          21,127       0.869581                18,371
AIM V.I. Blue Chip Fund --
 Class I......................       1.10%          23,074       0.870135                20,078
AIM V.I. Blue Chip Fund --
 Class I......................       1.95%          49,741       0.862198                42,887
AIM V.I. Blue Chip Fund --
 Class I......................       2.10%          54,820       0.861656                47,236
AIM V.I. Blue Chip Fund --
 Class I......................       2.25%          57,718       0.858897                49,574
AIM V.I. Blue Chip Fund --
 Class I......................       2.35%          99,594       0.858902                85,542
AIM V.I. Blue Chip Fund --
 Class I......................       2.20%         112,906       0.859446                97,037
AIM V.I. Blue Chip Fund --
 Class I......................       2.15%         115,397       0.859625                99,198
AIM V.I. Blue Chip Fund --
 Class I......................       1.80%         141,149       0.862370               121,723
AIM V.I. Blue Chip Fund --
 Class I......................       2.40%         180,335       0.858356               154,792
AIM V.I. Blue Chip Fund --
 Class I......................       1.55%         252,048       0.865132               218,055
AIM V.I. Blue Chip Fund --
 Class I......................       0.95%         292,960       0.871805               255,404
AIM V.I. Blue Chip Fund --
 Class I......................       1.60%         314,019       0.864586               271,497
AIM V.I. Blue Chip Fund --
 Class I......................       1.90%         520,190       0.861278               448,028
AIM V.I. Blue Chip Fund --
 Class I......................       1.75%         667,260       0.862923               575,794
AIM V.I. Blue Chip Fund --
 Class I......................       2.00%       1,001,317       0.860166               861,299
AIM V.I. Blue Chip Fund --
 Class I......................       1.85%       1,005,523       0.861821               866,581
AIM V.I. Blue Chip Fund --
 Class I......................       1.65%       1,699,675       0.864027             1,468,565
AIM V.I. Blue Chip Fund --
 Class I......................       2.05%       2,179,732       0.859618             1,873,737
AIM V.I. Blue Chip Fund --
 Class I......................       1.70%       2,439,760       0.863477             2,106,677
AIM V.I. Blue Chip Fund --
 Class I......................       1.40%       3,443,697       0.866808             2,985,024
AIM V.I. Capital Appreciation
 Fund -- Class I..............       2.35%             604       0.927594                   561
AIM V.I. Capital Appreciation
 Fund -- Class I..............       2.10%           3,880       0.930560                 3,610
AIM V.I. Capital Appreciation
 Fund -- Class I..............       1.15%          12,330       0.939109                11,579
AIM V.I. Capital Appreciation
 Fund -- Class I..............       1.30%          28,429       0.937307                26,646
AIM V.I. Capital Appreciation
 Fund -- Class I..............       2.40%          34,112       0.926994                31,622
AIM V.I. Capital Appreciation
 Fund -- Class I..............       2.25%          37,464       0.927576                34,751
AIM V.I. Capital Appreciation
 Fund -- Class I..............       1.95%          39,416       0.931147                36,702
AIM V.I. Capital Appreciation
 Fund -- Class I..............       1.10%          40,963       0.939717                38,494
AIM V.I. Capital Appreciation
 Fund -- Class I..............       1.80%          70,297       0.931331                65,469
AIM V.I. Capital Appreciation
 Fund -- Class I..............       2.15%         105,382       0.928366                97,833
AIM V.I. Capital Appreciation
 Fund -- Class I..............       2.20%         162,851       0.928176               151,155
AIM V.I. Capital Appreciation
 Fund -- Class I..............       1.55%         196,014       0.934315               183,139
AIM V.I. Capital Appreciation
 Fund -- Class I..............       0.95%         231,383       0.941523               217,852
AIM V.I. Capital Appreciation
 Fund -- Class I..............       1.60%         264,960       0.933721               247,398
AIM V.I. Capital Appreciation
 Fund -- Class I..............       1.90%         467,334       0.930146               434,689
AIM V.I. Capital Appreciation
 Fund -- Class I..............       1.75%         514,823       0.931932               479,780
AIM V.I. Capital Appreciation
 Fund -- Class I..............       2.00%         584,245       0.928953               542,736
AIM V.I. Capital Appreciation
 Fund -- Class I..............       1.85%         719,209       0.930734               669,393
AIM V.I. Capital Appreciation
 Fund -- Class I..............       1.65%       1,176,404       0.933119             1,097,725
AIM V.I. Capital Appreciation
 Fund -- Class I..............       1.70%       1,377,062       0.932531             1,284,153
AIM V.I. Capital Appreciation
 Fund -- Class I..............       2.05%       1,447,535       0.928356             1,343,828
AIM V.I. Capital Appreciation
 Fund -- Class I..............       1.40%       1,764,991       0.936113             1,652,231
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......       1.10%           5,654       0.865043                 4,891

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
AIM V.I. Dent Demographic
 Trends Fund..................       2.10%           9,432     $ 0.856617   $             8.079
AIM V.I. Dent Demographic
 Trends Fund..................       2.35%          12,537       0.853873                11,894
AIM V.I. Dent Demographic
 Trends Fund..................       2.25%          13,929       0.853873                11,894
AIM V.I. Dent Demographic
 Trends Fund..................       1.15%          14,051       0.864493                12,147
AIM V.I. Dent Demographic
 Trends Fund..................       1.80%          24,979       0.857332                21,415
AIM V.I. Dent Demographic
 Trends Fund..................       2.15%          36,492       0.854599                31,186
AIM V.I. Dent Demographic
 Trends Fund..................       0.95%          52,583       0.866707                45,574
AIM V.I. Dent Demographic
 Trends Fund..................       1.55%          54,392       0.860075                46,781
AIM V.I. Dent Demographic
 Trends Fund..................       1.95%          72,177       0.857151                61,866
AIM V.I. Dent Demographic
 Trends Fund..................       1.60%          77,058       0.859526                66,233
AIM V.I. Dent Demographic
 Trends Fund..................       2.20%          87,231       0.854421                74,532
AIM V.I. Dent Demographic
 Trends Fund..................       2.40%         153,564       0.853330               131,041
AIM V.I. Dent Demographic
 Trends Fund..................       2.00%         206,072       0.855140               176,220
AIM V.I. Dent Demographic
 Trends Fund..................       1.75%         214,101       0.857876               183,672
AIM V.I. Dent Demographic
 Trends Fund..................       1.85%         227,303       0.856776               194,748
AIM V.I. Dent Demographic
 Trends Fund..................       1.40%         364,328       0.861731               313,953
AIM V.I. Dent Demographic
 Trends Fund..................       1.90%         367,982       0.856235               315,079
AIM V.I. Dent Demographic
 Trends Fund..................       1.65%         404,334       0.858973               347,312
AIM V.I. Dent Demographic
 Trends Fund..................       2.05%         581,150       0.854591               496,645
AIM V.I. Dent Demographic
 Trends Fund..................       1.70%         949,071       0.858430               814,711
AIM V.I. Government Securities
 Fund.........................       1.30%          45,795       1.082033                49,552
AIM V.I. Government Securities
 Fund.........................       1.15%          51,018       1.084094                55,308
AIM V.I. Government Securities
 Fund.........................       1.95%         281,422       1.074920               302,506
AIM V.I. Government Securities
 Fund.........................       2.10%         321,190       1.074252               345,039
AIM V.I. Government Securities
 Fund.........................       2.25%         521,155       1.070799               558,053
AIM V.I. Government Securities
 Fund.........................       1.10%         597,911       1.084804               648,617
AIM V.I. Government Securities
 Fund.........................       2.40%         691,471       1.070119               739,956
AIM V.I. Government Securities
 Fund.........................       2.15%         960,699       1.071702             1,029,583
AIM V.I. Government Securities
 Fund.........................       2.20%       1,279,622       1.071475             1,371,083
AIM V.I. Government Securities
 Fund.........................       0.95%       1,520,766       1.086887             1,652,901
AIM V.I. Government Securities
 Fund.........................       1.60%       3,876,990       1.077884             3,963,369
AIM V.I. Government Securities
 Fund.........................       1.80%       3,710,081       1.075131             3,988,823
AIM V.I. Government Securities
 Fund.........................       2.35%       4,440,978       1.070802             4,755,408
AIM V.I. Government Securities
 Fund.........................       1.90%       4,788,209       1.073767             5,141,421
AIM V.I. Government Securities
 Fund -- Class I..............       1.55%       5,581,470       1.078575             6,020,034
AIM V.I. Government Securities
 Fund -- Class I..............       1.75%       8,676,251       1.075826             9,334,137
AIM V.I. Government Securities
 Fund -- Class I..............       1.85%       8,706,054       1.074444             9,354,167
AIM V.I. Government Securities
 Fund -- Class I..............       2.00%      10,563,258       1.072382            11,327,847
AIM V.I. Government Securities
 Fund -- Class I..............       2.05%      14,643,408       1.071697            15,693,297
AIM V.I. Government Securities
 Fund -- Class I..............       1.70%      20,645,733       1.076505            22,225,235
AIM V.I. Government Securities
 Fund -- Class I..............       1.65%      24,165,732       1.077195            26,031,205
AIM V.I. Government Securities
 Fund -- Class I..............       1.40%      25,437,955       1.080652            27,489,577
AIM V.I. International Growth
 Fund -- Class I..............       2.10%           1,432       0.910060                 1,304
AIM V.I. International Growth
 Fund -- Class I..............       2.25%           3,049       0.907145                 2,766
AIM V.I. International Growth
 Fund -- Class I..............       1.60%          14,345       0.913149                13,100
AIM V.I. International Growth
 Fund -- Class I..............       1.80%          14,693       0.910815                13,382

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-16 ____________________________________

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
AIM V.I. International Growth
 Fund -- Class I..............       0.95%          17,230     $ 0.920779   $            15,865
AIM V.I. International Growth
 Fund -- Class I..............       2.20%          36,371       0.907719                33,015
AIM V.I. International Growth
 Fund -- Class I..............       1.95%          38,777       0.910635                35,312
AIM V.I. International Growth
 Fund -- Class I..............       1.55%          47,897       0.913728                43,764
AIM V.I. International Growth
 Fund -- Class I..............       2.15%          50,788       0.907910                46,111
AIM V.I. International Growth
 Fund -- Class I..............       2.40%          53,197       0.906571                48,227
AIM V.I. International Growth
 Fund -- Class I..............       1.75%         127,235       0.911396               115,961
AIM V.I. International Growth
 Fund -- Class I..............       1.85%         189,415       0.910227               172,411
AIM V.I. International Growth
 Fund -- Class I..............       2.00%         216,466       0.908484               196,656
AIM V.I. International Growth
 Fund -- Class I..............       1.90%         256,827       0.909649               233,622
AIM V.I. International Growth
 Fund -- Class I..............       1.40%         328,632       0.915485               300,858
AIM V.I. International Growth
 Fund -- Class I..............       2.05%         330,339       0.907901               299,915
AIM V.I. International Growth
 Fund -- Class I..............       1.70%         503,815       0.911984               459,471
AIM V.I. International Growth
 Fund -- Class I..............       1.65%         637,268       0.912564               581,548
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       1.15%          60,662       1.013506                61,481
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       2.10%          61,247       1.004294                61,510
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       1.30%          93,357       1.011572                94,437
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       1.10%         150,806       1.014159               152,941
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       2.35%         233,485       1.001077               233,736
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       1.95%         257,926       1.004923               259,196
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       2.25%         301,047       1.001069               301,369
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       2.40%         345,495       1.000434               345,645
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       1.80%         505,029       1.005120               507,614
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       2.15%         520,874       1.001919               521,873
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       2.20%         522,140       1.001710               523,033
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       1.60%         889,126       1.007696               895,969
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       0.95%         944,882       1.016105               960,100
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       1.55%       1,154,933       1.008344             1,164,570
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       1.90%       1,693,311       1.003829             1,699,795
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       1.75%       2,484,065       1.005773             2,498,405
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       1.85%       2,717,084       1.004471             2,729,232
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       2.00%       3,010,561       1.002548             3,018,232
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       1.40%       6,227,419       1.010270             6,291,374
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       1.65%       6,631,726       1.007053             6,678,499
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       2.05%       6,708,107       1.001911             6,720,927
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............       1.70%       7,130,830       1.006401             7,176,474
AIM V.I. Premier Equity
 Fund -- Class I..............       1.30%          13,792       0.803664                11,084
AIM V.I. Premier Equity
 Fund -- Class I..............       1.10%          28,086       0.805737                22,630
AIM V.I. Premier Equity
 Fund -- Class I..............       1.15%          48,389       0.805217                38,963
AIM V.I. Premier Equity
 Fund -- Class I..............       2.35%          90,307       0.795329                71,823
AIM V.I. Premier Equity
 Fund -- Class I..............       2.10%         133,373       0.797880               106,416
AIM V.I. Premier Equity
 Fund -- Class I..............       2.15%         164,064       0.796002               130,595
AIM V.I. Premier Equity
 Fund -- Class I..............       1.95%         199,469       0.798384               159,253
AIM V.I. Premier Equity
 Fund -- Class I..............       0.95%         314,018       0.807282               253,501
AIM V.I. Premier Equity
 Fund -- Class I..............       1.80%         327,892       0.798544               261,836
AIM V.I. Premier Equity
 Fund -- Class I..............       2.20%         342,690       0.795834               272,724

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
AIM V.I. Premier Equity
 Fund -- Class I..............       2.25%         360,594     $ 0.795327   $           286,790
AIM V.I. Premier Equity
 Fund -- Class I..............       1.55%         457,927       0.801107               366,849
AIM V.I. Premier Equity
 Fund -- Class I..............       1.60%         622,312       0.800597               498,221
AIM V.I. Premier Equity
 Fund -- Class I..............       2.40%         629,173       0.794823               500,081
AIM V.I. Premier Equity
 Fund -- Class I..............       1.90%         971,506       0.797517               774,792
AIM V.I. Premier Equity
 Fund -- Class I..............       1.85%       1,068,441       0.798028               852,646
AIM V.I. Premier Equity
 Fund -- Class I..............       1.75%       2,137,444       0.799052             1,707,929
AIM V.I. Premier Equity
 Fund -- Class I..............       1.65%       2,413,689       0.800077             1,931,137
AIM V.I. Premier Equity
 Fund -- Class I..............       2.00%       2,422,880       0.796501             1,929,826
AIM V.I. Premier Equity
 Fund -- Class I..............       1.70%       3,500,887       0.799566             2,799,191
AIM V.I. Premier Equity
 Fund -- Class I..............       2.05%       4,064,229       0.795994             3,235,102
AIM V.I. Premier Equity
 Fund -- Class I..............       1.40%       4,692,479       0.802648             3,766,409
American Funds Asset
 Allocation Fund --
 Class 2......................       0.70%             590       9.006879                 5,314
American Funds Asset
 Allocation Fund --
 Class 2......................       0.55%           7,982       9.035216                72,118
American Funds Asset
 Allocation Fund --
 Class 2......................       2.35%          56,553       8.457210               478,280
American Funds Asset
 Allocation Fund --
 Class 2......................       1.30%          59,444       9.339843               555,201
American Funds Asset
 Allocation Fund --
 Class 2......................       2.10%          68,660       8.528376               585,558
American Funds Asset
 Allocation Fund --
 Class 2......................       1.95%          80,527       8.533746               687,201
American Funds Asset
 Allocation Fund --
 Class 2......................       2.40%         136,236       8.669566             1,181,103
American Funds Asset
 Allocation Fund --
 Class 2......................       2.15%         140,046       8.464315             1,185,391
American Funds Asset
 Allocation Fund --
 Class 2......................       1.15%         213,594       9.384998             2,004,578
American Funds Asset
 Allocation Fund --
 Class 2......................       1.10%         273,915       9.375825             2,568,179
American Funds Asset
 Allocation Fund --
 Class 2......................       2.25%         327,533       8.675027             2,841,355
American Funds Asset
 Allocation Fund --
 Class 2......................       2.20%         330,000       8.462535             2,792,640
American Funds Asset
 Allocation Fund --
 Class 2......................       1.80%         568,833       8.502283             4,836,382
American Funds Asset
 Allocation Fund --
 Class 2......................       1.90%       1,332,999       8.711616            11,612,574
American Funds Asset
 Allocation Fund --
 Class 2......................       1.60%       1,347,564       8.585910            11,570,063
American Funds Asset
 Allocation Fund --
 Class 2......................       2.00%       1,666,509       8.469643            14,114,738
American Funds Asset
 Allocation Fund --
 Class 2......................       1.55%       1,717,061       8.573815            14,721,767
American Funds Asset
 Allocation Fund --
 Class 2......................       1.85%       1,794,876       8.715748            15,643,690
American Funds Asset
 Allocation Fund --
 Class 2......................       1.75%       1,795,795       8.540911            15,337,724
American Funds Asset
 Allocation Fund --
 Class 2......................       0.95%       1,999,747       9.421141            18,839,896
American Funds Asset
 Allocation Fund --
 Class 2......................       2.05%       3,754,671       8.682309            32,599,210
American Funds Asset
 Allocation Fund --
 Class 2......................       1.70%       5,208,198       8.745182            45,546,638
American Funds Asset
 Allocation Fund --
 Class 2......................       1.65%       5,420,924       8.543836            46,315,490
American Funds Asset
 Allocation Fund --
 Class 2......................       1.40%      10,608,240       8.618986            91,432,271
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       0.70%           3,905       0.720339                 2,813
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       0.55%          21,623       0.721964                15,611
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       1.30%         710,586       0.713925               507,305
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       2.10%         805,234       0.708104               570,190
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       2.15%       1,145,859       0.706054               809,038
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       2.35%       1,277,757       0.705467               901,415
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       1.95%       1,397,938       0.708554               990,515
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       1.15%       1,585,076       0.715525             1,134,161
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       1.10%       1,745,800       0.716054             1,250,087
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       2.40%       1,962,836       0.704939             1,383,679

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-18 ____________________________________

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       2.20%       3,127,620     $ 0.705904   $         2,207,799
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       2.25%       3,649,063       0.705378             2,573,969
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       1.80%       4,277,471       0.708612             3,031,067
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       1.55%      10,201,545       0.711267             7,256,022
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       1.90%      11,394,364       0.707563             8,062,231
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       2.00%      13,162,487       0.706499             9,299,284
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       0.95%      15,426,172       0.717667            11,070,855
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       1.60%      16,902,091       0.710740            12,012,992
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       1.85%      17,097,291       0.708081            12,106,267
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       1.75%      26,995,050       0.709148            19,143,486
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       1.65%      30,747,897       0.710214            21,837,587
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       2.05%      43,291,176       0.705969            30,562,228
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       1.70%      44,193,555       0.709669            31,362,796
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................       1.40%      74,285,563       0.712863            52,955,430
American Funds Bond Fund --
 Class 2......................       0.55%           2,633      11.369657                29,936
American Funds Bond Fund --
 Class 2......................       1.30%          23,379      11.628233               271,862
American Funds Bond Fund --
 Class 2......................       1.95%          44,679      11.335275               506,454
American Funds Bond Fund --
 Class 2......................       2.10%          63,797      11.328158               722,702
American Funds Bond Fund --
 Class 2......................       2.35%          64,555      11.233705               725,194
American Funds Bond Fund --
 Class 2......................       1.10%         107,356      11.672979             1,253,160
American Funds Bond Fund --
 Class 2......................       2.40%         107,500      10.865552             1,168,044
American Funds Bond Fund --
 Class 2......................       2.15%         108,479      11.243125             1,219,642
American Funds Bond Fund --
 Class 2......................       1.15%         113,028      11.684414             1,320,663
American Funds Bond Fund --
 Class 2......................       2.25%         167,801      10.872388             1,824,396
American Funds Bond Fund --
 Class 2......................       2.20%         254,329      11.240766             2,858,856
American Funds Bond Fund --
 Class 2......................       1.80%         548,331      11.293483             6,192,565
American Funds Bond Fund --
 Class 2......................       0.95%         941,051      11.729397            11,037,966
American Funds Bond Fund --
 Class 2......................       1.60%       1,139,017      11.404531            12,989,959
American Funds Bond Fund --
 Class 2......................       1.55%       1,171,791      11.388444            13,344,880
American Funds Bond Fund --
 Class 2......................       2.00%       1,223,658      11.250193            13,766,386
American Funds Bond Fund --
 Class 2......................       1.90%       1,431,303      10.918205            15,627,258
American Funds Bond Fund --
 Class 2......................       1.75%       1,516,231      11.344778            17,201,302
American Funds Bond Fund --
 Class 2......................       1.85%       1,685,576      10.923367            18,412,161
American Funds Bond Fund --
 Class 2......................       2.05%       2,622,431      10.881498            28,535,981
American Funds Bond Fund --
 Class 2......................       1.65%       5,111,747      11.348637            58,011,361
American Funds Bond Fund --
 Class 2......................       1.70%       5,155,015      10.960216            56,500,083
American Funds Bond Fund --
 Class 2......................       1.40%       7,210,000      11.448425            82,543,144
American Funds Global Growth
 Fund -- Class 2..............       0.55%           2,197       7.054145                15,498
American Funds Global Growth
 Fund -- Class 2..............       2.10%           9,806       7.879558                77,267
American Funds Global Growth
 Fund -- Class 2..............       1.95%          25,235       7.884525               198,968
American Funds Global Growth
 Fund -- Class 2..............       1.30%          25,361       7.863317               199,423
American Funds Global Growth
 Fund -- Class 2..............       2.35%          25,797       7.813756               201,571
American Funds Global Growth
 Fund -- Class 2..............       2.15%          28,654       7.820325               224,084
American Funds Global Growth
 Fund -- Class 2..............       1.15%          56,956       7.901360               450,030
American Funds Global Growth
 Fund -- Class 2..............       2.40%          65,772       6.100532               401,246
American Funds Global Growth
 Fund -- Class 2..............       2.20%         106,936       7.818682               836,100

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
American Funds Global Growth
 Fund -- Class 2..............       1.10%         138,849     $ 7.893629   $         1,096,026
American Funds Global Growth
 Fund -- Class 2..............       2.25%         147,860       6.104371               902,595
American Funds Global Growth
 Fund -- Class 2..............       1.80%         247,219       7.855448             1,942,019
American Funds Global Growth
 Fund -- Class 2..............       1.75%         555,994       7.891143             4,387,430
American Funds Global Growth
 Fund -- Class 2..............       2.00%         569,533       7.825245             4,456,734
American Funds Global Growth
 Fund -- Class 2..............       1.60%         594,023       7.932732             4,712,223
American Funds Global Growth
 Fund -- Class 2..............       1.55%         771,463       7.921576             6,111,205
American Funds Global Growth
 Fund -- Class 2..............       1.90%         780,203       6.130149             4,782,759
American Funds Global Growth
 Fund -- Class 2..............       0.95%         850,602       7.931821             6,746,824
American Funds Global Growth
 Fund -- Class 2..............       1.85%       1,196,460       6.133052             7,337,954
American Funds Global Growth
 Fund -- Class 2..............       2.05%       1,569,707       6.109503             9,590,127
American Funds Global Growth
 Fund -- Class 2..............       1.65%       2,108,787       7.893851            16,646,451
American Funds Global Growth
 Fund -- Class 2..............       1.70%       2,409,342       6.153805            14,826,621
American Funds Global Growth
 Fund -- Class 2..............       1.40%       5,237,621       7.963333            41,708,922
American Funds Growth Fund --
 Class 2......................       0.70%           2,995       6.011215                18,005
American Funds Growth Fund --
 Class 2......................       0.55%           5,263       6.030169                31,735
American Funds Growth Fund --
 Class 2......................       2.10%         125,253       7.671574               960,890
American Funds Growth Fund --
 Class 2......................       1.30%         175,985       8.007316             1,409,167
American Funds Growth Fund --
 Class 2......................       2.35%         176,807       7.607511             1,345,060
American Funds Growth Fund --
 Class 2......................       1.95%         185,142       7.676408             1,421,225
American Funds Growth Fund --
 Class 2......................       2.15%         322,367       7.613906             2,454,474
American Funds Growth Fund --
 Class 2......................       1.10%         340,387       8.038220             2,736,106
American Funds Growth Fund --
 Class 2......................       2.40%         378,843       5.320989             2,015,818
American Funds Growth Fund --
 Class 2......................       1.15%         384,213       8.046063             3,091,404
American Funds Growth Fund --
 Class 2......................       2.20%         801,994       7.612303             6,105,021
American Funds Growth Fund --
 Class 2......................       2.25%         851,770       5.324343             4,535,115
American Funds Growth Fund --
 Class 2......................       1.80%       1,467,762       7.648095            11,225,580
American Funds Growth Fund --
 Class 2......................       0.95%       3,378,388       8.077122            27,287,649
American Funds Growth Fund --
 Class 2......................       2.00%       3,652,682       7.618702            27,828,697
American Funds Growth Fund --
 Class 2......................       1.55%       3,936,926       7.712517            30,363,610
American Funds Growth Fund --
 Class 2......................       1.75%       4,042,211       7.682859            31,055,739
American Funds Growth Fund --
 Class 2......................       1.60%       4,161,144       7.723378            32,138,089
American Funds Growth Fund --
 Class 2......................       1.90%       5,141,489       5.346858            27,490,809
American Funds Growth Fund --
 Class 2......................       1.85%       6,802,347       5.349400            36,388,477
American Funds Growth Fund --
 Class 2......................       1.65%      11,300,441       7.685519            86,849,757
American Funds Growth Fund --
 Class 2......................       2.05%      12,063,331       5.328818            64,283,296
American Funds Growth Fund --
 Class 2......................       1.70%      15,480,619       5.367492            83,092,101
American Funds Growth Fund --
 Class 2......................       1.40%      24,102,649       7.753191           186,872,440
American Funds Growth-Income
 Fund -- Class 2..............       0.70%           1,413       8.602865                12,157
American Funds Growth-Income
 Fund -- Class 2..............       0.55%           8,695       8.629956                75,040
American Funds Growth-Income
 Fund -- Class 2..............       2.10%         163,520       8.226867             1,345,259
American Funds Growth-Income
 Fund -- Class 2..............       2.35%         181,761       8.158202             1,482,840
American Funds Growth-Income
 Fund -- Class 2..............       1.95%         182,454       8.232051             1,501,971
American Funds Growth-Income
 Fund -- Class 2..............       1.30%         234,220       9.292289             2,176,440
American Funds Growth-Income
 Fund -- Class 2..............       2.40%         282,187       8.293041             2,340,189
American Funds Growth-Income
 Fund -- Class 2..............       2.15%         376,274       8.165058             3,072,299

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-20 ____________________________________

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
American Funds Growth-Income
 Fund -- Class 2..............       1.15%         423,693     $ 9.337214   $         3,956,116
American Funds Growth-Income
 Fund -- Class 2..............       1.10%         539,349       9.328112             5,031,106
American Funds Growth-Income
 Fund -- Class 2..............       2.25%         544,852       8.298261             4,521,323
American Funds Growth-Income
 Fund -- Class 2..............       2.20%         786,484       8.163347             6,420,338
American Funds Growth-Income
 Fund -- Class 2..............       1.80%       1,760,511       8.201692            14,439,172
American Funds Growth-Income
 Fund -- Class 2..............       1.90%       3,668,520       8.333293            30,570,855
American Funds Growth-Income
 Fund -- Class 2..............       2.00%       4,042,208       8.170210            33,025,690
American Funds Growth-Income
 Fund -- Class 2..............       1.85%       4,554,803       8.337245            37,974,509
American Funds Growth-Income
 Fund -- Class 2..............       1.60%       5,059,429       8.282399            41,904,207
American Funds Growth-Income
 Fund -- Class 2..............       1.75%       5,126,431       8.238964            42,236,478
American Funds Growth-Income
 Fund -- Class 2..............       0.95%       5,194,212       9.373211            48,686,441
American Funds Growth-Income
 Fund -- Class 2..............       1.55%       5,281,537       8.270712            43,682,067
American Funds Growth-Income
 Fund -- Class 2..............       2.05%       8,686,199       8.305229            72,140,872
American Funds Growth-Income
 Fund -- Class 2..............       1.70%      12,223,943       8.365408           102,258,267
American Funds Growth-Income
 Fund -- Class 2..............       1.65%      12,481,008       8.241811           102,866,107
American Funds Growth-Income
 Fund -- Class 2..............       1.40%      33,195,005       8.314302           275,993,300
American Funds International
 Fund -- Class 2..............       0.70%           1,818       6.510391                11,839
American Funds International
 Fund -- Class 2..............       0.55%           2,406       6.530906                15,710
American Funds International
 Fund -- Class 2..............       1.95%          17,026       7.401586               126,021
American Funds International
 Fund -- Class 2..............       2.35%          19,616       7.335159               143,883
American Funds International
 Fund -- Class 2..............       1.30%          24,276       7.069459               171,621
American Funds International
 Fund -- Class 2..............       2.10%          25,785       7.396916               190,728
American Funds International
 Fund -- Class 2..............       2.15%          33,536       7.341325               246,198
American Funds International
 Fund -- Class 2..............       1.15%          43,384       7.103659               308,186
American Funds International
 Fund -- Class 2..............       2.40%          58,538       5.624453               329,242
American Funds International
 Fund -- Class 2..............       1.10%          62,537       7.096720               443,811
American Funds International
 Fund -- Class 2..............       2.20%         148,697       7.339775             1,091,403
American Funds International
 Fund -- Class 2..............       2.25%         178,479       5.627994             1,004,481
American Funds International
 Fund -- Class 2..............       1.80%         305,742       7.374290             2,254,630
American Funds International
 Fund -- Class 2..............       0.95%         513,987       7.131052             3,665,265
American Funds International
 Fund -- Class 2..............       2.00%         542,409       7.345951             3,984,509
American Funds International
 Fund -- Class 2..............       1.90%         907,019       5.651764             5,126,258
American Funds International
 Fund -- Class 2..............       1.75%         910,163       7.407801             6,742,303
American Funds International
 Fund -- Class 2..............       1.55%       1,054,585       7.436367             7,842,283
American Funds International
 Fund -- Class 2..............       1.85%       1,093,474       5.654456             6,183,003
American Funds International
 Fund -- Class 2..............       1.60%       1,116,199       7.446848             8,312,164
American Funds International
 Fund -- Class 2..............       2.05%       1,898,027       5.632726            10,691,063
American Funds International
 Fund -- Class 2..............       1.70%       2,645,356       5.673566            15,008,602
American Funds International
 Fund -- Class 2..............       1.65%       2,664,658       7.410359            19,746,073
American Funds International
 Fund -- Class 2..............       1.40%       6,757,933       7.475572            50,519,414
American Funds New World
 Fund -- Class 2..............       0.70%             448       8.954225                 4,015
American Funds New World
 Fund -- Class 2..............       0.55%           1,746       8.982404                15,687
American Funds New World
 Fund -- Class 2..............       1.95%           2,389       8.732900                20,859
American Funds New World
 Fund -- Class 2..............       2.10%           2,449       8.727404                21,370
American Funds New World
 Fund -- Class 2..............       1.15%           3,841       9.340270                35,877
American Funds New World
 Fund -- Class 2..............       1.30%           4,923       9.295321                45,760

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
American Funds New World
 Fund -- Class 2..............       2.40%           7,530     $ 8.203153   $            61,768
American Funds New World
 Fund -- Class 2..............       2.15%           7,599       8.661820                65,818
American Funds New World
 Fund -- Class 2..............       2.35%           8,743       8.654552                75,664
American Funds New World
 Fund -- Class 2..............       2.25%          14,984       8.208318               122,991
American Funds New World
 Fund -- Class 2..............       1.10%          26,746       9.331141               249,573
American Funds New World
 Fund -- Class 2..............       1.80%          27,998       8.700681               243,602
American Funds New World
 Fund -- Class 2..............       2.20%          58,583       8.660002               507,330
American Funds New World
 Fund -- Class 2..............       1.75%          87,757       8.740236               767,016
American Funds New World
 Fund -- Class 2..............       1.60%          94,460       8.786292               829,955
American Funds New World
 Fund -- Class 2..............       2.00%         122,083       8.667276             1,058,127
American Funds New World
 Fund -- Class 2..............       1.85%         124,925       8.246876             1,030,243
American Funds New World
 Fund -- Class 2..............       0.95%         134,016       9.376264             1,256,571
American Funds New World
 Fund -- Class 2..............       1.90%         205,816       8.242974             1,696,535
American Funds New World
 Fund -- Class 2..............       1.55%         210,597       8.773916             1,847,758
American Funds New World
 Fund -- Class 2..............       2.05%         234,067       8.215216             1,922,914
American Funds New World
 Fund -- Class 2..............       1.70%         376,000       8.274746             3,111,306
American Funds New World
 Fund -- Class 2..............       1.65%         481,082       8.743221             4,206,211
American Funds New World
 Fund -- Class 2..............       1.40%       1,491,383       8.820144            13,154,217
American Funds Global Small
 Capitalization Fund --
 Class 2......................       1.30%           4,985       7.298659                36,386
American Funds Global Small
 Capitalization Fund --
 Class 2......................       2.35%           5,587       7.636591                42,667
American Funds Global Small
 Capitalization Fund --
 Class 2......................       2.10%           6,883       7.700921                53,009
American Funds Global Small
 Capitalization Fund --
 Class 2......................       1.95%           7,124       7.705768                54,897
American Funds Global Small
 Capitalization Fund --
 Class 2......................       1.15%           9,577       7.333967                70,236
American Funds Global Small
 Capitalization Fund --
 Class 2......................       2.15%          15,718       7.642999               120,131
American Funds Global Small
 Capitalization Fund --
 Class 2......................       2.40%          17,086       5.671489                96,901
American Funds Global Small
 Capitalization Fund --
 Class 2......................       2.20%          26,190       7.641400               200,131
American Funds Global Small
 Capitalization Fund --
 Class 2......................       1.10%          50,159       7.326809               367,502
American Funds Global Small
 Capitalization Fund --
 Class 2......................       2.25%          56,967       5.675066               323,290
American Funds Global Small
 Capitalization Fund --
 Class 2......................       1.80%          99,368       7.677329               762,878
American Funds Global Small
 Capitalization Fund --
 Class 2......................       2.00%         161,118       7.647820             1,232,198
American Funds Global Small
 Capitalization Fund --
 Class 2......................       0.95%         198,360       7.362261             1,460,376
American Funds Global Small
 Capitalization Fund --
 Class 2......................       1.75%         227,816       7.712244             1,756,973
American Funds Global Small
 Capitalization Fund --
 Class 2......................       1.60%         267,808       7.752912             2,076,290
American Funds Global Small
 Capitalization Fund --
 Class 2......................       1.90%         331,682       5.699043             1,890,268
American Funds Global Small
 Capitalization Fund --
 Class 2......................       1.55%         375,979       7.742006             2,910,834
American Funds Global Small
 Capitalization Fund --
 Class 2......................       1.85%         417,457       5.701747             2,380,234
American Funds Global Small
 Capitalization Fund --
 Class 2......................       2.05%         601,078       5.679837             3,414,027
American Funds Global Small
 Capitalization Fund --
 Class 2......................       1.65%         783,905       7.714893             6,047,742
American Funds Global Small
 Capitalization Fund --
 Class 2......................       1.70%         898,978       5.721041             5,143,088
American Funds Global Small
 Capitalization Fund --
 Class 2......................       1.40%       2,381,297       7.782819            18,533,205
Franklin Income Securities
 Fund -- Class 2..............       1.15%           1,259       9.258807                11,653
Franklin Income Securities
 Fund -- Class 2..............       1.10%           1,843       9.261917                17,073
Franklin Income Securities
 Fund -- Class 2..............       2.35%           6,456       9.192635                59,350
Franklin Income Securities
 Fund -- Class 2..............       0.95%          15,233       9.271245               141,233
Franklin Income Securities
 Fund -- Class 2..............       2.10%          19,487       9.208076               179,439
Franklin Income Securities
 Fund -- Class 2..............       2.40%          19,877       9.189550               182,661

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-22 ____________________________________

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
Franklin Income Securities
 Fund -- Class 2..............       1.80%          24,074     $ 9.218491   $           221,925
Franklin Income Securities
 Fund -- Class 2..............       1.95%          33,748       9.213857               310,945
Franklin Income Securities
 Fund -- Class 2..............       2.15%          39,430       9.200337               362,766
Franklin Income Securities
 Fund -- Class 2..............       2.25%          42,472       9.195329               390,541
Franklin Income Securities
 Fund -- Class 2..............       2.20%          64,595       9.198415               594,174
Franklin Income Securities
 Fund -- Class 2..............       1.55%          73,204       9.233984               675,967
Franklin Income Securities
 Fund -- Class 2..............       1.60%         120,062       9.230879             1,108,282
Franklin Income Securities
 Fund -- Class 2..............       1.85%         136,592       9.215392             1,258,750
Franklin Income Securities
 Fund -- Class 2..............       1.90%         151,731       9.212300             1,397,794
Franklin Income Securities
 Fund -- Class 2..............       1.40%         326,826       9.243280             3,020,941
Franklin Income Securities
 Fund -- Class 2..............       1.75%         359,070       9.221584             3,311,190
Franklin Income Securities
 Fund -- Class 2..............       2.00%         390,399       9.206127             3,594,059
Franklin Income Securities
 Fund -- Class 2..............       1.65%         402,544       9.227779             3,714,587
Franklin Income Securities
 Fund -- Class 2..............       1.70%         627,702       9.224681             5,790,351
Franklin Income Securities
 Fund -- Class 2..............       2.05%         724,173       9.203027             6,664,585
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       2.25%             222       8.243816                 1,828
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       1.90%             716       8.259075                 5,914
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       1.55%           1,313       8.278535                10,868
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       1.95%           1,593       8.260469                13,161
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       2.10%           1,621       8.255270                13,385
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       1.60%           1,879       8.275755                15,553
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       0.95%           1,945       8.312007                16,164
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       2.35%           4,101       8.241398                33,799
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       2.40%           4,895       8.238626                40,326
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       2.20%           6,052       8.246592                49,911
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       1.85%           6,260       8.261843                51,718
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       2.15%          15,517       8.248328               127,990
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       1.80%          15,621       8.264633               129,102
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       2.00%          22,652       8.253519               186,962
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       1.75%          23,018       8.267405               190,300
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       1.65%          34,226       8.272973               283,152
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       1.40%          40,264       8.286886               333,664
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       1.70%          52,371       8.270194               433,116
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................       2.05%         140,975       8.250754             1,163,148
Franklin Real Estate Fund --
 Class 2......................       2.25%              88      11.062467                   977
Franklin Real Estate Fund --
 Class 2......................       2.20%             515      12.062079                 6,206
Franklin Real Estate Fund --
 Class 2......................       2.15%           1,181      12.064619                14,253
Franklin Real Estate Fund --
 Class 2......................       2.40%           1,330      11.055515                14,707
Franklin Real Estate Fund --
 Class 2......................       1.30%           2,502      14.181324                35,475
Franklin Real Estate Fund --
 Class 2......................       1.10%           2,862      14.235919                40,743
Franklin Real Estate Fund --
 Class 2......................       1.15%           4,236      14.249865                60,358
Franklin Real Estate Fund --
 Class 2......................       0.95%          34,116      14.304701               488,024
Franklin Real Estate Fund --
 Class 2......................       1.80%          35,256      12.118681               427,253
Franklin Real Estate Fund --
 Class 2......................       1.75%          37,989      12.173747               462,467
Franklin Real Estate Fund --
 Class 2......................       2.00%          56,750      12.072202               685,092
Franklin Real Estate Fund --
 Class 2......................       2.05%          78,299      11.071762               866,911

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
Franklin Real Estate Fund --
 Class 2......................       1.90%          95,916     $11.109112   $         1,065,543
Franklin Real Estate Fund --
 Class 2......................       1.60%         102,620      12.237857             1,255,852
Franklin Real Estate Fund --
 Class 2......................       1.55%         126,098      12.220602             1,540,995
Franklin Real Estate Fund --
 Class 2......................       1.85%         280,347      11.114370             3,115,881
Franklin Real Estate Fund --
 Class 2......................       1.65%         390,727      12.177871             4,758,229
Franklin Real Estate Fund --
 Class 2......................       1.70%         394,835      11.151890             4,403,151
Franklin Real Estate Fund --
 Class 2......................       1.40%         838,211      12.284965            10,297,390
Franklin Small Cap Fund --
 Class 2......................       1.30%           2,132       7.838556                16,712
Franklin Small Cap Fund --
 Class 2......................       1.10%          13,416       7.868809               105,570
Franklin Small Cap Fund --
 Class 2......................       1.15%          13,548       7.876510               106,711
Franklin Small Cap Fund --
 Class 2......................       2.10%          25,942       8.141576               211,207
Franklin Small Cap Fund --
 Class 2......................       1.95%          29,239       8.146707               238,199
Franklin Small Cap Fund --
 Class 2......................       2.35%          29,940       8.073574               241,726
Franklin Small Cap Fund --
 Class 2......................       2.15%          40,376       8.080351               326,250
Franklin Small Cap Fund --
 Class 2......................       2.40%          58,391       4.699811               274,428
Franklin Small Cap Fund --
 Class 2......................       2.20%          84,226       8.078658               680,431
Franklin Small Cap Fund --
 Class 2......................       2.25%          95,595       4.702766               449,561
Franklin Small Cap Fund --
 Class 2......................       1.80%         123,948       8.116638             1,006,037
Franklin Small Cap Fund --
 Class 2......................       0.95%         152,006       7.906886             1,201,895
Franklin Small Cap Fund --
 Class 2......................       2.00%         437,129       8.085447             3,534,384
Franklin Small Cap Fund --
 Class 2......................       1.60%         461,870       8.196540             3,785,735
Franklin Small Cap Fund --
 Class 2......................       1.55%         559,985       8.185017             4,583,491
Franklin Small Cap Fund --
 Class 2......................       1.75%         604,659       8.153552             4,930,117
Franklin Small Cap Fund --
 Class 2......................       1.85%         869,931       4.724881             4,110,323
Franklin Small Cap Fund --
 Class 2......................       1.90%         949,682       4.722638             4,485,006
Franklin Small Cap Fund --
 Class 2......................       1.65%       1,182,260       8.156354             9,642,933
Franklin Small Cap Fund --
 Class 2......................       2.05%       1,634,815       4.706716             7,694,610
Franklin Small Cap Fund --
 Class 2......................       1.70%       2,463,137       4.740866            11,677,404
Franklin Small Cap Fund --
 Class 2......................       1.40%       2,749,115       8.228175            22,620,198
Franklin Strategic Income
 Fund -- Class 1..............       1.30%           4,078      11.524651                47,000
Franklin Strategic Income
 Fund -- Class 1..............       2.35%           9,029      11.052347                99,796
Franklin Strategic Income
 Fund -- Class 1..............       1.10%          10,056      11.569005               116,342
Franklin Strategic Income
 Fund -- Class 1..............       1.15%          11,161      11.580339               129,248
Franklin Strategic Income
 Fund -- Class 1..............       2.25%          16,966      10.661632               180,884
Franklin Strategic Income
 Fund -- Class 1..............       1.95%          20,368      11.152288               227,148
Franklin Strategic Income
 Fund -- Class 1..............       2.10%          26,136      11.145287               291,299
Franklin Strategic Income
 Fund -- Class 1..............       2.40%          29,719      10.654942               316,652
Franklin Strategic Income
 Fund -- Class 1..............       2.20%          43,942      11.059294               485,968
Franklin Strategic Income
 Fund -- Class 1..............       2.15%          45,562      11.061606               503,994
Franklin Strategic Income
 Fund -- Class 1..............       0.95%          58,180      11.624901               676,336
Franklin Strategic Income
 Fund -- Class 1..............       1.80%          93,875      11.111155             1,043,058
Franklin Strategic Income
 Fund -- Class 1..............       2.00%         270,722      11.068565             2,996,505
Franklin Strategic Income
 Fund -- Class 1..............       1.60%         303,058      11.220417             3,400,433
Franklin Strategic Income
 Fund -- Class 1..............       1.85%         320,794      10.711632             3,436,223
Franklin Strategic Income
 Fund -- Class 1..............       1.90%         337,025      10.706570             3,608,385
Franklin Strategic Income
 Fund -- Class 1..............       1.55%         363,046      11.204600             4,067,782

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-24 ____________________________________

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
Franklin Strategic Income
 Fund -- Class 1..............       1.75%         570,401     $11.161637   $         6,366,604
Franklin Strategic Income
 Fund -- Class 1..............       2.05%         610,632      10.670572             6,515,798
Franklin Strategic Income
 Fund -- Class 1..............       1.65%         625,077      11.165455             6,979,267
Franklin Strategic Income
 Fund -- Class 1..............       1.70%       1,083,382      10.747774            11,643,940
Franklin Strategic Income
 Fund -- Class 1..............       1.40%       1,732,168      11.263607            19,510,465
Franklin Technology Securities
 Fund -- Class 2..............       1.15%           1,881       2.218543                 4,172
Franklin Technology Securities
 Fund -- Class 2..............       2.25%           4,614       2.414807                11,141
Franklin Technology Securities
 Fund -- Class 2..............       2.35%           5,131       2.171610                11,143
Franklin Technology Securities
 Fund -- Class 2..............       1.10%           5,391       2.219315                11,964
Franklin Technology Securities
 Fund -- Class 2..............       1.30%           5,668       2.210765                12,530
Franklin Technology Securities
 Fund -- Class 2..............       2.10%          21,435       2.184375                46,822
Franklin Technology Securities
 Fund -- Class 2..............       0.95%          21,712       2.227124                48,354
Franklin Technology Securities
 Fund -- Class 2..............       2.15%          29,775       2.173438                64,713
Franklin Technology Securities
 Fund -- Class 2..............       1.95%          46,054       2.185745               100,663
Franklin Technology Securities
 Fund -- Class 2..............       2.20%          53,905       2.172986               117,136
Franklin Technology Securities
 Fund -- Class 2..............       1.80%          69,251       2.183213               151,189
Franklin Technology Securities
 Fund -- Class 2..............       2.40%          71,148       2.413280               171,699
Franklin Technology Securities
 Fund -- Class 2..............       1.60%          75,848       2.195292               166,508
Franklin Technology Securities
 Fund -- Class 2..............       1.55%         101,625       2.196037               223,172
Franklin Technology Securities
 Fund -- Class 2..............       1.75%         205,040       2.187577               448,542
Franklin Technology Securities
 Fund -- Class 2..............       1.90%         216,292       2.425042               524,517
Franklin Technology Securities
 Fund -- Class 2..............       1.85%         254,010       2.426183               616,275
Franklin Technology Securities
 Fund -- Class 2..............       1.65%         331,577       2.190899               726,451
Franklin Technology Securities
 Fund -- Class 2..............       2.00%         448,229       2.174803               974,810
Franklin Technology Securities
 Fund -- Class 2..............       2.05%         454,507       2.416839             1,098,470
Franklin Technology Securities
 Fund -- Class 2..............       1.40%         569,725       2.203764             1,255,541
Franklin Technology Securities
 Fund -- Class 2..............       1.70%         861,602       2.434403             2,097,487
Mutual Shares Securities
 Fund -- Class 2..............       0.70%           1,575       9.827910                15,480
Mutual Shares Securities
 Fund -- Class 2..............       0.55%           1,628       9.858825                16,055
Mutual Shares Securities
 Fund -- Class 2..............       1.30%          23,905      11.146073               266,451
Mutual Shares Securities
 Fund -- Class 2..............       2.35%          56,167       9.853443               553,436
Mutual Shares Securities
 Fund -- Class 2..............       1.10%          60,275      11.189006               674,422
Mutual Shares Securities
 Fund -- Class 2..............       2.10%          63,892       9.936343               634,852
Mutual Shares Securities
 Fund -- Class 2..............       1.15%          65,196      11.199952               730,187
Mutual Shares Securities
 Fund -- Class 2..............       2.15%          86,410       9.861714               852,153
Mutual Shares Securities
 Fund -- Class 2..............       1.95%         108,850       9.942595             1,082,252
Mutual Shares Securities
 Fund -- Class 2..............       2.40%         119,782       9.488086             1,136,500
Mutual Shares Securities
 Fund -- Class 2..............       2.25%         167,910       9.494053             1,594,144
Mutual Shares Securities
 Fund -- Class 2..............       2.20%         213,878       9.859642             2,108,756
Mutual Shares Securities
 Fund -- Class 2..............       1.80%         477,852       9.905924             4,733,567
Mutual Shares Securities
 Fund -- Class 2..............       0.95%         478,236      11.243085             5,376,847
Mutual Shares Securities
 Fund -- Class 2..............       1.55%         731,491       9.989276             7,307,065
Mutual Shares Securities
 Fund -- Class 2..............       1.60%       1,017,289      10.003365            10,176,308
Mutual Shares Securities
 Fund -- Class 2..............       1.75%       1,030,673       9.950942            10,256,170
Mutual Shares Securities
 Fund -- Class 2..............       2.00%       1,331,398       9.867919            13,138,125
Mutual Shares Securities
 Fund -- Class 2..............       1.90%       1,417,913       9.534087            13,518,502

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
Mutual Shares Securities
 Fund -- Class 2..............       1.85%       1,479,424     $ 9.538628   $        14,111,680
Mutual Shares Securities
 Fund -- Class 2..............       2.05%       2,704,800       9.502021            25,701,065
Mutual Shares Securities
 Fund -- Class 2..............       1.65%       3,408,171       9.954350            33,926,124
Mutual Shares Securities
 Fund -- Class 2..............       1.70%       4,562,744       9.570809            43,669,152
Mutual Shares Securities
 Fund -- Class 2..............       1.40%       4,848,103      10.041893            48,684,135
Templeton Developing
 Securities Fund --
 Class 1......................       1.15%              49       7.992836                   393
Templeton Developing
 Securities Fund --
 Class 1......................       2.40%           1,558       8.196406                12,773
Templeton Developing
 Securities Fund --
 Class 1......................       1.30%           1,706       7.954341                13,570
Templeton Developing
 Securities Fund --
 Class 1......................       2.25%           3,175       8.201571                26,038
Templeton Developing
 Securities Fund --
 Class 1......................       2.15%           3,949       6.789000                26,806
Templeton Developing
 Securities Fund --
 Class 1......................       1.95%           5,090       6.844736                34,841
Templeton Developing
 Securities Fund --
 Class 1......................       2.10%           5,564       6.840430                38,062
Templeton Developing
 Securities Fund --
 Class 1......................       2.35%           5,936       6.783293                40,263
Templeton Developing
 Securities Fund --
 Class 1......................       1.10%           6,471       7.984999                51,668
Templeton Developing
 Securities Fund --
 Class 1......................       2.20%          11,125       6.787571                75,514
Templeton Developing
 Securities Fund --
 Class 1......................       0.95%          20,156       8.023648               161,722
Templeton Developing
 Securities Fund --
 Class 1......................       1.80%          20,860       6.819463               142,257
Templeton Developing
 Securities Fund --
 Class 1......................       1.90%          34,078       8.236208               280,675
Templeton Developing
 Securities Fund --
 Class 1......................       1.85%          41,838       8.240120               344,748
Templeton Developing
 Securities Fund --
 Class 1......................       2.00%          43,601       6.793273               296,196
Templeton Developing
 Securities Fund --
 Class 1......................       1.60%          55,286       6.886629               380,735
Templeton Developing
 Securities Fund --
 Class 1......................       2.05%          68,733       8.208465               564,195
Templeton Developing
 Securities Fund --
 Class 1......................       1.75%          76,393       6.850498               523,329
Templeton Developing
 Securities Fund --
 Class 1......................       1.55%         110,083       6.876901               757,030
Templeton Developing
 Securities Fund --
 Class 1......................       1.70%         117,451       8.267970               971,081
Templeton Developing
 Securities Fund --
 Class 1......................       1.65%         265,201       6.852845             1,817,381
Templeton Developing
 Securities Fund --
 Class 1......................       1.40%         496,392       6.913177             3,431,649
Templeton Foreign Securities
 Fund -- Class 2..............       0.55%             393       7.053785                 2,770
Templeton Foreign Securities
 Fund -- Class 2..............       1.30%           3,677       7.299116                26,838
Templeton Foreign Securities
 Fund -- Class 2..............       2.10%           5,192       6.944795                36,060
Templeton Foreign Securities
 Fund -- Class 2..............       1.15%           6,966       7.334431                51,088
Templeton Foreign Securities
 Fund -- Class 2..............       1.10%           7,103       7.327259                52,042
Templeton Foreign Securities
 Fund -- Class 2..............       1.95%          11,943       6.949173                82,994
Templeton Foreign Securities
 Fund -- Class 2..............       2.25%          18,517       6.623978               122,659
Templeton Foreign Securities
 Fund -- Class 2..............       2.35%          21,813       6.886804               150,221
Templeton Foreign Securities
 Fund -- Class 2..............       2.40%          26,897       6.619804               178,052
Templeton Foreign Securities
 Fund -- Class 2..............       2.15%          29,294       6.892592               201,914
Templeton Foreign Securities
 Fund -- Class 2..............       2.20%          34,632       6.891149               238,653
Templeton Foreign Securities
 Fund -- Class 2..............       0.95%          79,356       7.362715               584,275
Templeton Foreign Securities
 Fund -- Class 2..............       1.60%         105,434       6.991679               737,164
Templeton Foreign Securities
 Fund -- Class 2..............       1.80%         110,795       6.923536               767,090
Templeton Foreign Securities
 Fund -- Class 2..............       1.55%         119,840       6.981838               836,705
Templeton Foreign Securities
 Fund -- Class 2..............       1.85%         175,524       6.655112             1,168,132
Templeton Foreign Securities
 Fund -- Class 2..............       1.75%         228,917       6.955013             1,592,122
Templeton Foreign Securities
 Fund -- Class 2..............       1.90%         229,378       6.651945             1,525,812
Templeton Foreign Securities
 Fund -- Class 2..............       2.00%         254,866       6.896937             1,757,793

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-26 ____________________________________

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
Templeton Foreign Securities
 Fund -- Class 2..............       1.65%         526,909     $ 6.957406   $         3,665,923
Templeton Foreign Securities
 Fund -- Class 2..............       1.70%         703,648       6.677595             4,698,678
Templeton Foreign Securities
 Fund -- Class 2..............       2.05%         718,430       6.629542             4,762,864
Templeton Foreign Securities
 Fund -- Class 2..............       1.40%         818,189       7.018636             5,742,570
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       0.55%             209       8.806348                 1,844
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       1.10%           1,032       9.328616                 9,629
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       1.15%           2,602       9.337743                24,294
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       1.30%           9,919       9.292812                92,174
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       2.00%          10,163       8.821303                89,653
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       2.05%          14,023       8.359016               117,216
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       1.75%          34,451       8.895528               306,462
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       1.80%          35,510       8.855274               314,448
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       1.60%          36,932       8.942400               330,263
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       1.90%          57,615       8.387256               483,228
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       1.85%          57,890       8.391233               485,765
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       0.95%          78,565       9.373724               736,445
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       1.70%         140,345       8.419579             1,181,647
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       1.65%         180,242       8.898565             1,603,891
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       1.55%         181,181       8.929800             1,617,913
Templeton Global Asset
 Allocation Fund* --
 Class 2......................       1.40%         578,812       8.976855             5,195,910
Templeton Growth Securities
 Fund -- Class 2..............       1.10%           1,335       8.893730                11,872
Templeton Growth Securities
 Fund -- Class 2..............       1.15%           2,747       8.902424                24,457
Templeton Growth Securities
 Fund -- Class 2..............       1.30%           3,426       8.859589                30,353
Templeton Growth Securities
 Fund -- Class 2..............       2.25%           5,582       8.087881                45,147
Templeton Growth Securities
 Fund -- Class 2..............       2.10%          11,125       8.223821                91,491
Templeton Growth Securities
 Fund -- Class 2..............       1.95%          13,516       8.229003               111,226
Templeton Growth Securities
 Fund -- Class 2..............       2.35%          14,856       8.155183               121,151
Templeton Growth Securities
 Fund -- Class 2..............       2.40%          21,499       8.082787               173,774
Templeton Growth Securities
 Fund -- Class 2..............       2.15%          32,580       8.162040               265,921
Templeton Growth Securities
 Fund -- Class 2..............       2.20%          70,828       8.160324               577,981
Templeton Growth Securities
 Fund -- Class 2..............       0.95%          71,534       8.936732               639,280
Templeton Growth Securities
 Fund -- Class 2..............       1.80%          88,484       8.198665               725,448
Templeton Growth Securities
 Fund -- Class 2..............       1.60%         196,742       8.279321             1,628,886
Templeton Growth Securities
 Fund -- Class 2..............       1.55%         237,008       8.267664             1,959,499
Templeton Growth Securities
 Fund -- Class 2..............       1.90%         276,403       8.122026             2,244,956
Templeton Growth Securities
 Fund -- Class 2..............       1.85%         288,002       8.125888             2,340,276
Templeton Growth Securities
 Fund -- Class 2..............       1.75%         295,676       8.235920             2,435,166
Templeton Growth Securities
 Fund -- Class 2..............       2.00%         330,416       8.167186             2,698,571
Templeton Growth Securities
 Fund -- Class 2..............       2.05%         585,427       8.094685             4,738,846
Templeton Growth Securities
 Fund -- Class 2..............       1.70%         955,306       8.153328             7,788,923
Templeton Growth Securities
 Fund -- Class 2..............       1.65%       1,055,950       8.238741             8,699,698
Templeton Growth Securities
 Fund -- Class 2..............       1.40%       1,204,550       8.311222            10,011,279
Hartford Money Market HLS
 Fund -- Class IA.............       1.30%          14,289       1.087566                15,540
Hartford Money Market HLS
 Fund -- Class IA.............       1.15%          51,046       1.092819                55,784
Hartford Money Market HLS
 Fund -- Class IA.............       2.10%          56,157       1.080465                60,675
Hartford Money Market HLS
 Fund -- Class IA.............       1.95%          77,425       1.081146                83,707

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
Hartford Money Market HLS
 Fund -- Class IA.............       1.10%         148,852     $ 1.091749   $           162,509
Hartford Money Market HLS
 Fund -- Class IA.............       2.40%         434,309       1.021128               443,485
Hartford Money Market HLS
 Fund -- Class IA.............       2.35%         876,767       1.071454               939,415
Hartford Money Market HLS
 Fund -- Class IA.............       2.25%         939,098       1.021769               959,541
Hartford Money Market HLS
 Fund -- Class IA.............       2.15%       1,035,419       1.072351             1,110,333
Hartford Money Market HLS
 Fund -- Class IA.............       2.20%       1,461,301       1.072130             1,566,705
Hartford Money Market HLS
 Fund -- Class IA.............       0.95%       1,744,710       1.097024             1,913,988
Hartford Money Market HLS
 Fund -- Class IA.............       1.80%       5,509,873       1.077145             5,934,932
Hartford Money Market HLS
 Fund -- Class IA.............       1.55%       5,546,679       1.086220             6,024,914
Hartford Money Market HLS
 Fund -- Class IA.............       1.75%       6,162,416       1.082052             6,668,054
Hartford Money Market HLS
 Fund -- Class IA.............       1.90%       6,518,133       1.026094             6,688,217
Hartford Money Market HLS
 Fund -- Class IA.............       1.60%       8,254,656       1.087758             8,979,069
Hartford Money Market HLS
 Fund -- Class IA.............       1.85%      13,290,708       1.026574            13,643,895
Hartford Money Market HLS
 Fund -- Class IA.............       2.00%      14,907,829       1.073024            15,996,458
Hartford Money Market HLS
 Fund -- Class IA.............       2.05%      16,922,537       1.022627            17,305,443
Hartford Money Market HLS
 Fund -- Class IA.............       1.40%      36,631,941       1.091942            39,999,955
Hartford Money Market HLS
 Fund -- Class IA.............       1.70%      42,424,315       1.030037            43,698,615
Hartford Money Market HLS
 Fund -- Class IA.............       1.65%     107,340,262       1.082418           116,187,031
MFS Capital Opportunities
 Series -- Class INIT.........       2.15%           2,505       5.963408                14,940
MFS Capital Opportunities
 Series -- Class INIT.........       1.95%           3,890       6.012374                23,386
MFS Capital Opportunities
 Series -- Class INIT.........       2.35%           6,660       5.958392                39,684
MFS Capital Opportunities
 Series -- Class INIT.........       2.20%           7,262       5.962151                43,298
MFS Capital Opportunities
 Series -- Class INIT.........       1.30%          10,268       6.454114                66,268
MFS Capital Opportunities
 Series -- Class INIT.........       2.10%          11,736       6.008593                70,516
MFS Capital Opportunities
 Series -- Class INIT.........       1.15%          13,147       6.485350                85,266
MFS Capital Opportunities
 Series -- Class INIT.........       2.40%          13,523       4.526832                61,218
MFS Capital Opportunities
 Series -- Class INIT.........       1.10%          17,853       6.479023               115,673
MFS Capital Opportunities
 Series -- Class INIT.........       2.25%          21,628       4.529677                97,970
MFS Capital Opportunities
 Series -- Class INIT.........       2.00%         159,684       5.967162               952,863
MFS Capital Opportunities
 Series -- Class INIT.........       0.95%         183,300       6.510383             1,193,356
MFS Capital Opportunities
 Series -- Class INIT.........       1.75%         211,178       6.017426             1,270,751
MFS Capital Opportunities
 Series -- Class INIT.........       1.60%         223,447       6.049162             1,351,667
MFS Capital Opportunities
 Series -- Class INIT.........       1.80%         252,211       5.990192             1,510,792
MFS Capital Opportunities
 Series -- Class INIT.........       2.05%         351,945       4.533489             1,595,539
MFS Capital Opportunities
 Series -- Class INIT.........       1.90%         468,476       4.548832             2,131,020
MFS Capital Opportunities
 Series -- Class INIT.........       1.55%         511,504       6.040645             3,089,815
MFS Capital Opportunities
 Series -- Class INIT.........       1.85%         532,084       4.550976             2,421,501
MFS Capital Opportunities
 Series -- Class INIT.........       1.65%       1,191,119       6.019499             7,169,940
MFS Capital Opportunities
 Series -- Class INIT.........       1.70%       1,286,346       4.566382             5,873,946
MFS Capital Opportunities
 Series -- Class INIT.........       1.40%       2,808,668       6.072506            17,055,653
MFS Emerging Growth Series --
 Class INIT...................       1.95%              86       5.185489                   444
MFS Emerging Growth Series --
 Class INIT...................       2.10%             455       5.182224                 2,357
MFS Emerging Growth Series --
 Class INIT...................       1.30%           5,003       5.284772                26,439
MFS Emerging Growth Series --
 Class INIT...................       2.15%           9,210       5.143243                47,370
MFS Emerging Growth Series --
 Class INIT...................       1.15%          10,024       5.310366                53,229
MFS Emerging Growth Series --
 Class INIT...................       2.25%          10,942       3.437498                37,613

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-28 ____________________________________

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
MFS Emerging Growth Series --
 Class INIT...................       2.20%          11,532     $ 5.142159   $            59,301
MFS Emerging Growth Series --
 Class INIT...................       2.35%          11,647       5.138924                59,853
MFS Emerging Growth Series --
 Class INIT...................       2.40%          13,055       3.435336                44,849
MFS Emerging Growth Series --
 Class INIT...................       1.10%          17,958       5.305178                95,269
MFS Emerging Growth Series --
 Class INIT...................       2.00%          95,622       5.146491               492,115
MFS Emerging Growth Series --
 Class INIT...................       1.80%         106,791       5.166356               551,720
MFS Emerging Growth Series --
 Class INIT...................       1.75%         171,579       5.189850               890,471
MFS Emerging Growth Series --
 Class INIT...................       0.95%         195,835       5.330860             1,043,969
MFS Emerging Growth Series --
 Class INIT...................       2.05%         223,364       3.440385               768,460
MFS Emerging Growth Series --
 Class INIT...................       1.60%         258,500       5.217218             1,348,648
MFS Emerging Growth Series --
 Class INIT...................       1.90%         349,810       3.452033             1,207,556
MFS Emerging Growth Series --
 Class INIT...................       1.85%         473,477       3.453669             1,635,231
MFS Emerging Growth Series --
 Class INIT...................       1.55%         573,784       5.209879             2,989,347
MFS Emerging Growth Series --
 Class INIT...................       1.65%         839,405       5.191633             4,357,881
MFS Emerging Growth Series --
 Class INIT...................       1.70%         860,772       3.465360             2,982,883
MFS Emerging Growth Series --
 Class INIT...................       1.40%       2,710,626       5.237359            14,196,523
MFS Global Equity Series --
 Class INIT...................       2.10%             183       8.112909                 1,486
MFS Global Equity Series --
 Class INIT...................       1.15%             267       8.595867                 2,295
MFS Global Equity Series --
 Class INIT...................       2.40%             552       7.311908                 4,035
MFS Global Equity Series --
 Class INIT...................       1.95%             707       8.118023                 5,739
MFS Global Equity Series --
 Class INIT...................       2.35%           1,469       8.045196                11,815
MFS Global Equity Series --
 Class INIT...................       2.25%           1,864       7.316518                13,636
MFS Global Equity Series --
 Class INIT...................       1.30%           2,323       8.554492                19,869
MFS Global Equity Series --
 Class INIT...................       2.15%           3,590       8.051956                28,904
MFS Global Equity Series --
 Class INIT...................       1.10%           4,418       8.587464                37,939
MFS Global Equity Series --
 Class INIT...................       2.20%           5,132       8.050267                41,313
MFS Global Equity Series --
 Class INIT...................       1.60%           7,422       8.167637                60,619
MFS Global Equity Series --
 Class INIT...................       1.80%          14,640       8.088091               118,412
MFS Global Equity Series --
 Class INIT...................       1.75%          19,210       8.124838               156,077
MFS Global Equity Series --
 Class INIT...................       1.85%          25,204       7.350881               185,273
MFS Global Equity Series --
 Class INIT...................       0.95%          28,865       8.628994               249,080
MFS Global Equity Series --
 Class INIT...................       2.00%          29,663       8.057038               238,993
MFS Global Equity Series --
 Class INIT...................       1.90%          30,137       7.347388               221,431
MFS Global Equity Series --
 Class INIT...................       1.55%          44,542       8.156149               363,290
MFS Global Equity Series --
 Class INIT...................       2.05%          79,361       7.322660               581,137
MFS Global Equity Series --
 Class INIT...................       1.65%          86,972       8.127624               706,880
MFS Global Equity Series --
 Class INIT...................       1.70%         110,137       7.375709               812,340
MFS Global Equity Series --
 Class INIT...................       1.40%         172,475       8.199128             1,414,144
MFS High Income Series --
 Class INIT...................       0.55%             601      10.380940                 6,238
MFS High Income Series --
 Class INIT...................       1.30%           5,365       9.655351                51,800
MFS High Income Series --
 Class INIT...................       2.35%           6,868       9.241069                63,468
MFS High Income Series --
 Class INIT...................       2.10%           7,603       9.318773                70,852
MFS High Income Series --
 Class INIT...................       1.95%          12,213       9.324633               113,880
MFS High Income Series --
 Class INIT...................       1.15%          12,558       9.702024               121,843
MFS High Income Series --
 Class INIT...................       2.15%          13,419       9.248819               124,109
MFS High Income Series --
 Class INIT...................       2.40%          14,628       9.370791               137,079

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
MFS High Income Series --
 Class INIT...................       2.25%          17,333     $ 9.376688   $           162,526
MFS High Income Series --
 Class INIT...................       1.10%          18,478       9.692518               179,094
MFS High Income Series --
 Class INIT...................       2.20%          56,041       9.246875               518,208
MFS High Income Series --
 Class INIT...................       1.80%         117,402       9.290251             1,090,695
MFS High Income Series --
 Class INIT...................       1.60%         135,413       9.381609             1,270,392
MFS High Income Series --
 Class INIT...................       0.95%         156,140       9.739361             1,520,704
MFS High Income Series --
 Class INIT...................       1.75%         210,905       9.332457             1,968,266
MFS High Income Series --
 Class INIT...................       1.55%         243,688       9.368379             2,282,965
MFS High Income Series --
 Class INIT...................       2.00%         300,587       9.254626             2,781,818
MFS High Income Series --
 Class INIT...................       1.85%         321,394       9.420671             3,027,742
MFS High Income Series --
 Class INIT...................       1.90%         352,931       9.416239             3,323,286
MFS High Income Series --
 Class INIT...................       2.05%         758,472       9.384540             7,117,907
MFS High Income Series --
 Class INIT...................       1.65%         995,920       9.335624             9,297,539
MFS High Income Series --
 Class INIT...................       1.70%         996,114       9.452474             9,415,746
MFS High Income Series --
 Class INIT...................       1.40%       1,352,392       9.417710            12,736,433
MFS Investors Growth Stock
 Series -- Class INIT.........       1.30%           5,446       6.200037                33,764
MFS Investors Growth Stock
 Series -- Class INIT.........       2.10%           6,741       5.880507                39,638
MFS Investors Growth Stock
 Series -- Class INIT.........       2.35%           7,168       5.831401                41,802
MFS Investors Growth Stock
 Series -- Class INIT.........       1.95%          14,541       5.884218                85,561
MFS Investors Growth Stock
 Series -- Class INIT.........       1.15%          14,853       6.230055                92,535
MFS Investors Growth Stock
 Series -- Class INIT.........       2.40%          20,644       4.591619                94,791
MFS Investors Growth Stock
 Series -- Class INIT.........       1.10%          23,664       6.223959               147,285
MFS Investors Growth Stock
 Series -- Class INIT.........       2.20%          24,091       5.835078               140,574
MFS Investors Growth Stock
 Series -- Class INIT.........       2.25%          26,144       4.594515               120,118
MFS Investors Growth Stock
 Series -- Class INIT.........       2.15%          27,404       5.836303               159,937
MFS Investors Growth Stock
 Series -- Class INIT.........       1.80%         139,896       5.862511               820,145
MFS Investors Growth Stock
 Series -- Class INIT.........       2.00%         207,126       5.839981             1,209,614
MFS Investors Growth Stock
 Series -- Class INIT.........       0.95%         213,363       6.254070             1,334,386
MFS Investors Growth Stock
 Series -- Class INIT.........       1.85%         464,110       4.616109             2,142,382
MFS Investors Growth Stock
 Series -- Class INIT.........       1.90%         560,147       4.613930             2,584,479
MFS Investors Growth Stock
 Series -- Class INIT.........       1.60%         644,884       5.920213             3,817,849
MFS Investors Growth Stock
 Series -- Class INIT.........       1.75%         686,372       5.889163             4,042,157
MFS Investors Growth Stock
 Series -- Class INIT.........       2.05%         692,788       4.598379             3,185,702
MFS Investors Growth Stock
 Series -- Class INIT.........       1.55%         947,258       5.911882             5,600,079
MFS Investors Growth Stock
 Series -- Class INIT.........       1.65%       1,210,672       5.891193             7,132,302
MFS Investors Growth Stock
 Series -- Class INIT.........       1.70%       1,359,291       4.631717             6,295,851
MFS Investors Growth Stock
 Series -- Class INIT.........       1.40%       3,992,235       5.943046            23,726,036
MFS Investors Trust Series --
 Class INIT...................       0.70%           1,697       6.546115                11,110
MFS Investors Trust Series --
 Class INIT...................       2.25%           8,173       6.174817                50,469
MFS Investors Trust Series --
 Class INIT...................       2.10%           8,447       6.269642                52,963
MFS Investors Trust Series --
 Class INIT...................       2.40%          10,791       6.170923                66,588
MFS Investors Trust Series --
 Class INIT...................       2.35%          15,885       6.217311                98,763
MFS Investors Trust Series --
 Class INIT...................       1.95%          17,833       6.273591               111,879
MFS Investors Trust Series --
 Class INIT...................       1.30%          20,461       7.119599               145,677
MFS Investors Trust Series --
 Class INIT...................       2.15%          26,686       6.222536               166,056
MFS Investors Trust Series --
 Class INIT...................       2.20%          28,784       6.221228               179,072

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-30 ____________________________________

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
MFS Investors Trust Series --
 Class INIT...................       1.15%          31,646     $ 7.154037   $           226,398
MFS Investors Trust Series --
 Class INIT...................       1.10%          48,647       7.147053               347,680
MFS Investors Trust Series --
 Class INIT...................       2.00%         205,854       6.226453             1,281,743
MFS Investors Trust Series --
 Class INIT...................       1.80%         210,921       6.250457             1,318,352
MFS Investors Trust Series --
 Class INIT...................       1.90%         338,747       6.200898             2,100,533
MFS Investors Trust Series --
 Class INIT...................       1.85%         341,740       6.203829             2,120,097
MFS Investors Trust Series --
 Class INIT...................       0.95%         366,803       7.181607             2,634,236
MFS Investors Trust Series --
 Class INIT...................       1.60%         484,987       6.311975             3,061,228
MFS Investors Trust Series --
 Class INIT...................       1.75%         573,695       6.278868             3,602,154
MFS Investors Trust Series --
 Class INIT...................       2.05%         579,030       6.180004             3,578,411
MFS Investors Trust Series --
 Class INIT...................       1.70%         961,518       6.224802             5,985,257
MFS Investors Trust Series --
 Class INIT...................       1.65%       1,010,681       6.281038             6,348,129
MFS Investors Trust Series --
 Class INIT...................       1.55%       1,081,450       6.303074             6,816,457
MFS Investors Trust Series --
 Class INIT...................       1.40%       4,452,126       6.336303            28,210,017
MFS Mid Cap Growth --
 Class INIT...................       0.55%           1,641       3.960422                 6,497
MFS Mid Cap Growth --
 Class INIT...................       0.70%           1,934       3.946551                 7,631
MFS Mid Cap Growth --
 Class INIT...................       2.10%           6,482       3.848382                24,946
MFS Mid Cap Growth --
 Class INIT...................       1.10%          12,713       3.909834                49,704
MFS Mid Cap Growth --
 Class INIT...................       1.30%          17,993       3.894798                70,078
MFS Mid Cap Growth --
 Class INIT...................       2.35%          29,417       3.825956               112,547
MFS Mid Cap Growth --
 Class INIT...................       1.95%          32,585       3.850811               125,479
MFS Mid Cap Growth --
 Class INIT...................       1.15%          34,957       3.908472               136,629
MFS Mid Cap Growth --
 Class INIT...................       2.15%          41,463       3.829180               158,768
MFS Mid Cap Growth --
 Class INIT...................       2.40%          49,808       4.132855               205,848
MFS Mid Cap Growth --
 Class INIT...................       2.25%          83,966       4.135458               347,238
MFS Mid Cap Growth --
 Class INIT...................       2.20%          98,856       3.828372               378,458
MFS Mid Cap Growth --
 Class INIT...................       1.80%         167,562       3.846376               644,508
MFS Mid Cap Growth --
 Class INIT...................       0.95%         188,999       3.923564               741,549
MFS Mid Cap Growth --
 Class INIT...................       1.55%         426,877       3.868931             1,651,556
MFS Mid Cap Growth --
 Class INIT...................       2.00%         551,353       3.831584             2,112,557
MFS Mid Cap Growth --
 Class INIT...................       1.85%         718,434       4.154916             2,985,034
MFS Mid Cap Growth --
 Class INIT...................       1.75%         797,621       3.854045             3,074,066
MFS Mid Cap Growth --
 Class INIT...................       1.60%         799,176       3.867582             3,090,879
MFS Mid Cap Growth --
 Class INIT...................       1.90%         889,330       4.152939             3,693,334
MFS Mid Cap Growth --
 Class INIT...................       2.05%         988,161       4.138937             4,089,938
MFS Mid Cap Growth --
 Class INIT...................       1.65%       1,394,932       3.859888             5,384,283
MFS Mid Cap Growth --
 Class INIT...................       1.70%       2,092,450       4.168984             8,723,392
MFS Mid Cap Growth --
 Class INIT...................       1.40%       2,745,901       3.882509            10,660,986
MFS New Discovery Series --
 Class INIT...................       0.70%             396       6.609567                 2,619
MFS New Discovery Series --
 Class INIT...................       2.35%             615       8.583722                 5,278
MFS New Discovery Series --
 Class INIT...................       2.10%           1,042       8.656000                 9,024
MFS New Discovery Series --
 Class INIT...................       1.30%           1,233       9.472227                11,677
MFS New Discovery Series --
 Class INIT...................       1.15%           5,199       9.518050                49,480
MFS New Discovery Series --
 Class INIT...................       2.15%          10,584       8.590934                90,927
MFS New Discovery Series --
 Class INIT...................       1.10%          20,189       9.508754               191,968
MFS New Discovery Series --
 Class INIT...................       1.95%          20,440       8.661458               177,044

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
MFS New Discovery Series --
 Class INIT...................       2.25%          21,089     $ 5.701611   $           120,241
MFS New Discovery Series --
 Class INIT...................       2.20%          28,741       8.589130               246,862
MFS New Discovery Series --
 Class INIT...................       0.95%          51,107       9.554772               488,319
MFS New Discovery Series --
 Class INIT...................       2.40%          53,338       5.698015               303,919
MFS New Discovery Series --
 Class INIT...................       1.60%         148,408       8.714443             1,293,297
MFS New Discovery Series --
 Class INIT...................       1.75%         168,745       8.668736             1,462,804
MFS New Discovery Series --
 Class INIT...................       1.80%         174,282       8.629511             1,503,965
MFS New Discovery Series --
 Class INIT...................       1.55%         216,002       8.702173             1,879,685
MFS New Discovery Series --
 Class INIT...................       2.00%         282,116       8.596341             2,425,163
MFS New Discovery Series --
 Class INIT...................       1.90%         305,603       5.725695             1,749,792
MFS New Discovery Series --
 Class INIT...................       1.85%         390,469       5.728412             2,236,765
MFS New Discovery Series --
 Class INIT...................       2.05%         626,822       5.706395             3,576,895
MFS New Discovery Series --
 Class INIT...................       1.65%         918,746       8.671715             7,967,102
MFS New Discovery Series --
 Class INIT...................       1.70%         998,255       5.747789             5,737,759
MFS New Discovery Series --
 Class INIT...................       1.40%       1,060,843       8.748062             9,280,318
MFS Total Return Series --
 Class INIT...................       0.70%           1,354       9.725860                13,166
MFS Total Return Series --
 Class INIT...................       0.55%           2,586       9.756450                25,234
MFS Total Return Series --
 Class INIT...................       2.35%          33,452      10.066383               336,740
MFS Total Return Series --
 Class INIT...................       1.30%          42,954      10.995592               472,302
MFS Total Return Series --
 Class INIT...................       2.10%          55,142      10.151030               559,744
MFS Total Return Series --
 Class INIT...................       2.15%          76,597      10.074823               771,698
MFS Total Return Series --
 Class INIT...................       1.15%          83,792      11.048716               925,799
MFS Total Return Series --
 Class INIT...................       1.95%         101,871      10.157421             1,034,750
MFS Total Return Series --
 Class INIT...................       1.10%         104,443      11.037935             1,152,834
MFS Total Return Series --
 Class INIT...................       2.40%         107,462       9.564512             1,027,824
MFS Total Return Series --
 Class INIT...................       2.25%         131,780       9.570530             1,261,201
MFS Total Return Series --
 Class INIT...................       2.20%         290,195      10.072715             2,923,050
MFS Total Return Series --
 Class INIT...................       1.80%         700,815      10.119980             7,092,234
MFS Total Return Series --
 Class INIT...................       0.95%         891,485      11.091266             9,887,697
MFS Total Return Series --
 Class INIT...................       1.55%       1,005,700      10.205093            10,263,265
MFS Total Return Series --
 Class INIT...................       1.60%       1,091,056      10.219501            11,150,046
MFS Total Return Series --
 Class INIT...................       2.00%       1,311,458      10.081170            13,221,033
MFS Total Return Series --
 Class INIT...................       1.90%       1,469,371       9.610899            14,121,978
MFS Total Return Series --
 Class INIT...................       1.85%       1,490,546       9.615446            14,332,267
MFS Total Return Series --
 Class INIT...................       1.75%       1,550,192      10.165943            15,759,167
MFS Total Return Series --
 Class INIT...................       2.05%       2,558,881       9.578566            24,510,409
MFS Total Return Series --
 Class INIT...................       1.65%       4,002,567      10.169430            40,703,829
MFS Total Return Series --
 Class INIT...................       1.70%       5,257,370       9.647905            50,722,607
MFS Total Return Series --
 Class INIT...................       1.40%       6,230,388      10.258859            63,916,667
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........       2.20%             769       7.199720                 5,534
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........       2.15%           1,115       7.201233                 8,032
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........       2.00%           1,905       7.205775                13,728
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........       1.65%           2,150       7.226504                15,537
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........       1.90%           6,465       7.211690                46,624
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........       1.55%           7,599       5.634132                42,816
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........       1.75%          14,144       5.612482                79,385

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-32 ____________________________________

                                                  UNITS
                                   FEES         OWNED BY          UNIT           CONTRACT
                                 (NOTE 3)     PARTICIPANTS       PRICE#          LIABILITY
                                -----------  ---------------  ------------  -------------------
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........       1.40%          29,934     $ 5.660962   $           169,457
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........       2.05%          30,512       7.202816               219,769
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........       1.60%             643       6.162378                 3,959
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........       2.15%           1,278       7.547977                 9,650
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........       2.35%           1,385       7.541638                10,442
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........       2.40%           2,386       7.538539                17,986
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........       1.65%           2,821       7.574471                21,367
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........       1.70%           3,880       7.571356                29,377
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........       2.20%           6,170       7.546385                46,559
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........       1.90%           8,084       7.558935                61,108
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........       2.00%          11,141       7.552730                84,142
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........       1.75%          19,838       6.133161               121,672
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........       2.05%          28,454       7.549633               214,814
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........       1.55%          43,551       6.156807               268,135
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........       1.40%          50,569       6.186138               312,825
Jennison 20/20 Focus
 Portfolio -- Class II........       2.20%           8,411       0.735934                 6,190
Jennison 20/20 Focus
 Portfolio -- Class II........       2.05%          16,554       0.735874                12,182
Jennison 20/20 Focus
 Portfolio -- Class II........       1.85%          20,095       0.738586                14,842
Jennison 20/20 Focus
 Portfolio -- Class II........       1.90%          41,992       0.737905                30,986
Jennison 20/20 Focus
 Portfolio -- Class II........       1.70%         286,352       0.740618               212,077
Jennison Portfolio --
 Class II.....................       2.20%           1,227       0.601680                   738
Jennison Portfolio --
 Class II.....................       2.25%           8,152       0.601114                 4,900
Jennison Portfolio --
 Class II.....................       1.85%          61,484       0.603836                37,126
Jennison Portfolio --
 Class II.....................       2.05%          91,813       0.601617                55,237
Jennison Portfolio --
 Class II.....................       1.70%         138,325       0.605502                83,756
Jennison Portfolio --
 Class II.....................       1.90%         670,982       0.603284               404,793
Prudential Value Portfolio --
 Class II.....................       1.85%          18,343       0.715841                13,130
Prudential Value Portfolio --
 Class II.....................       2.05%          93,014       0.713450                66,361
Prudential Value Portfolio --
 Class II.....................       2.20%         100,210       0.713454                71,495
Prudential Value Portfolio --
 Class II.....................       1.70%         187,292       0.717644               134,409
SP Jennison International
 Growth Portfolio --
 Class II.....................       1.70%           2,209       0.559573                 1,236
                                                                            -------------------
SUBTOTAL......................                                                    4,638,487,318
                                                                            ===================

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                   FEES        OWNED BY       UNIT       CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE#      LIABILITY
                                -----------  ------------  -----------  -----------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
AIM V.I. Basic Value Fund.....       1.65%        11,381   $ 0.896086   $   10,198
AIM V.I. Dent Demographic
 Trends Fund..................       1.70%        11,066     0.858430        9,499
AIM V.I. Government Securities
 Fund.........................       1.40%         2,781     1.080652        3,005
AIM V.I. Government Securities
 Fund.........................       1.65%         9,734     1.077195       10,485
AIM V.I. Mid Cap Core Equity
 Fund.........................       1.65%        10,158     1.007053       10,230
AIM V.I. Mid Cap Core Equity
 Fund.........................       1.40%        10,295     1.010270       10,400
AIM V.I. Premier Equity
 Fund.........................       1.40%        26,080     0.802648       20,933
American Funds Asset
 Allocation Fund..............       1.70%         6,630     8.745182       57,984
American Funds Asset
 Allocation Fund..............       1.40%        15,786     8.618986      136,062
American Funds Blue Chip
 Income and Growth Fund.......       1.40%        55,827     0.712863       39,797
American Funds Bond Fund......       1.65%           967    11.348637       10,971
American Funds Bond Fund......       1.70%         3,427    10.960216       37,557
American Funds Bond Fund......       1.40%        16,171    11.448425      185,138
American Funds Global Growth
 Fund.........................       1.40%        12,830     7.963333      102,166
American Funds Growth Fund....       1.65%         1,310     7.685519       10,071
American Funds Growth Fund....       1.40%        45,743     7.753191      354,656
American Funds Growth-Income
 Fund.........................       1.40%       126,473     8.314302    1,051,539
American Funds International
 Fund.........................       1.40%         3,908     7.475572       29,217
American Funds New World
 Fund.........................       1.40%           228     8.820144        2,012
American Funds Global Small
 Capitalization Fund..........       1.40%           621     7.782819        4,832
Franklin Real Estate Fund.....       1.40%           669    12.284965        8,219
Franklin Real Estate Fund.....       1.70%         2,709    11.151890       30,213
Franklin Small Cap Fund.......       1.40%           803     8.228175        6,608
Franklin Strategic Income
 Fund.........................       1.40%         4,417    11.263607       49,748
Franklin Technology Securities
 Fund.........................       1.40%           281     2.203764          620
Mutual Shares Securities
 Fund.........................       1.70%         4,590     9.570809       43,930
Mutual Shares Securities
 Fund.........................       1.40%        15,351    10.041893      154,156
Templeton Foreign Securities
 Fund.........................       1.40%        13,345     7.018636       93,662
Templeton Global Asset
 Allocation Fund*.............       1.40%         1,400     8.976855       12,568
Templeton Growth Securities
 Fund.........................       1.40%         8,158     8.311222       67,805
Hartford Money Market HLS
 Fund.........................       1.40%         9,946     1.091942       10,860
Hartford Money Market HLS
 Fund.........................       1.70%        12,750     1.030037       13,133
MFS Emerging Growth Series....       1.40%         6,846     5.237359       35,857
MFS High Income Series........       1.40%         1,414     9.417710       13,318
MFS Investors Growth Stock
 Series.......................       1.40%         4,254     5.943046       25,282
MFS Investors Trust Series....       1.40%         6,611     6.336303       41,892
MFS New Discovery Series......       1.40%         3,589     8.748062       31,400
MFS Total Return Series.......       1.70%         7,403     9.647905       71,425
MFS Total Return Series.......       1.40%        21,699    10.258859      222,604
                                                                        ----------
GRAND TOTAL:..................                                          $3,030,053
                                                                        ==========

  #  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                      (This page intentionally left blank)

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                            AIM V.I.     AIM V.I.     AIM V.I.
                           AGGRESSIVE      BASIC        BLUE
                           GROWTH FUND  VALUE FUND    CHIP FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $  --       $       684  $   --
                            ---------   -----------  -----------
EXPENSES:
  Mortality and expense
   undertakings..........     (55,406)     (476,376)     (89,175)
                            ---------   -----------  -----------
    Net investment income
     (loss)..............     (55,406)     (475,692)     (89,175)
                            ---------   -----------  -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --           --           --
                            ---------   -----------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (19,753)      (62,782)     (51,236)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (738,434)   (8,387,115)  (1,566,239)
                            ---------   -----------  -----------
    Net gain (loss) on
     investments.........    (758,187)   (8,449,897)  (1,617,475)
                            ---------   -----------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(813,593)  $(8,925,589) $(1,706,650)
                            =========   ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                             AIM V.I.     AIM V.I.
                             CAPITAL        DENT         AIM V.I.         AIM V. I.        AIM V.I.         AIM V.I.
                           APPRECIATION  DEMOGRAPHIC    GOVERNMENT      INTERNATIONAL    MID CAP CORE        PREMIER
                               FUND      TRENDS FUND  SECURITIES FUND    GROWTH FUND      EQUITY FUND      EQUITY FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (1)  SUB-ACCOUNT (2)  SUB-ACCOUNT (3)
                           ------------  -----------  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............  $   --         $  --         $2,633,151       $   37,868       $  --            $    74,327
                           -----------    ---------     ----------       ----------       -----------      -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (65,125)     (26,470)      (814,442)         (60,102)         (272,596)        (140,543)
                           -----------    ---------     ----------       ----------       -----------      -----------
    Net investment income
     (loss)..............      (65,125)     (26,470)     1,818,709          (22,234)         (272,596)         (66,216)
                           -----------    ---------     ----------       ----------       -----------      -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --            --               --               --               --
                           -----------    ---------     ----------       ----------       -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (40,518)     (28,775)         5,907        2,125,026           (50,638)         (63,407)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,102,742)    (574,881)     2,227,867         (172,728)       (2,362,330)      (2,885,956)
                           -----------    ---------     ----------       ----------       -----------      -----------
    Net gain (loss) on
     investments.........   (1,143,260)    (603,656)     2,233,774        1,952,298        (2,412,968)      (2,949,363)
                           -----------    ---------     ----------       ----------       -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(1,208,385)   $(630,126)    $4,052,483       $1,930,064       $(2,685,564)     $(3,015,579)
                           ===========    =========     ==========       ==========       ===========      ===========

(1) Formerly AIM V.I. International Equity Fund Sub-Account. Change effective May 1, 2002.
(2) Formerly AIM V.I. MidCap Equity Fund Sub-Account. Change effective May 1, 2002.
(3)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                             AMERICAN FUNDS
                            AMERICAN FUNDS     BLUE CHIP
                           ASSET ALLOCATION    INCOME AND    AMERICAN FUNDS
                                 FUND         GROWTH FUND      BOND FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............    $  7,944,329     $  2,623,918    $ 9,106,922
                             ------------     ------------    -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (3,130,768)      (1,817,256)    (3,246,128)
                             ------------     ------------    -----------
    Net investment income
     (loss)..............       4,813,561          806,662      5,860,794
                             ------------     ------------    -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --               --              --
                             ------------     ------------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (136,721)        (116,183)        (6,844)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (38,009,036)     (34,315,970)     4,310,586
                             ------------     ------------    -----------
    Net gain (loss) on
     investments.........     (38,145,757)     (34,432,153)     4,303,742
                             ------------     ------------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(33,332,196)    $(33,625,491)   $10,164,536
                             ============     ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                                                                                           AMERICAN FUNDS
                           AMERICAN FUNDS                  AMERICAN FUNDS  AMERICAN FUNDS                   GLOBAL SMALL
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS  CAPITALIZATION
                                FUND        GROWTH FUND         FUND            FUND       NEW WORLD FUND       FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............   $    975,421   $     215,082   $   8,912,301    $  1,978,599    $   470,881     $    322,216
                            ------------   -------------   -------------    ------------    -----------     ------------
EXPENSES:
  Mortality and expense
   undertakings..........     (1,523,132)     (7,956,670)    (10,152,482)     (1,802,158)      (377,701)        (626,350)
                            ------------   -------------   -------------    ------------    -----------     ------------
    Net investment income
     (loss)..............       (547,711)     (7,741,588)     (1,240,181)        176,441         93,180         (304,134)
                            ------------   -------------   -------------    ------------    -----------     ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --              --              --              --              --
                            ------------   -------------   -------------    ------------    -----------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (183,234)     (1,857,950)     (1,902,507)       (196,319)       (33,586)        (148,114)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (18,000,377)   (157,906,874)   (156,588,240)    (21,910,010)    (2,313,741)     (10,085,416)
                            ------------   -------------   -------------    ------------    -----------     ------------
    Net gain (loss) on
     investments.........    (18,183,611)   (159,764,824)   (158,490,747)    (22,106,329)    (2,347,327)     (10,233,530)
                            ------------   -------------   -------------    ------------    -----------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(18,731,322)  $(167,506,412)  $(159,730,928)   $(21,929,888)   $(2,254,147)    $(10,537,664)
                            ============   =============   =============    ============    ===========     ============

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                            SUB-ACCOUNT*     SUB-ACCOUNT*     SUB-ACCOUNT
                           ---------------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  169,820        $    123        $ 739,375
                             ----------        --------        ---------
EXPENSES:
  Mortality and expense
   undertakings..........      (102,782)         (7,557)        (373,870)
                             ----------        --------        ---------
    Net investment income
     (loss)..............        67,038          (7,434)         365,505
                             ----------        --------        ---------
CAPITAL GAINS INCOME
 (LOSS)..................        35,810         --               --
                             ----------        --------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (2,514)         (2,248)        (113,024)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       905,158         (43,475)        (801,829)
                             ----------        --------        ---------
    Net gain (loss) on
     investments.........       902,644         (45,723)        (914,853)
                             ----------        --------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,005,492        $(53,157)       $(549,348)
                             ==========        ========        =========

  *  From inception, April 30, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                                                                                  TEMPLETON
                                               FRANKLIN         FRANKLIN                         DEVELOPING        TEMPLETON
                              FRANKLIN     STRATEGIC INCOME    TECHNOLOGY      MUTUAL SHARES       MARKETS          FOREIGN
                           SMALL CAP FUND  SECURITIES FUND   SECURITIES FUND  SECURITIES FUND  SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (4)
                           --------------  ----------------  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $    166,270      $   21,132       $  --           $  1,471,093       $ 132,118       $   321,980
                            ------------      ----------       -----------     ------------       ---------       -----------
EXPENSES:
  Mortality and expense
   undertakings..........       (965,633)       (668,658)         (103,728)      (2,501,460)       (109,423)         (334,223)
                            ------------      ----------       -----------     ------------       ---------       -----------
    Net investment income
     (loss)..............       (799,363)       (647,526)         (103,728)      (1,030,367)         22,695           (12,243)
                            ------------      ----------       -----------     ------------       ---------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --                --              3,647,539         --               --
                            ------------      ----------       -----------     ------------       ---------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (304,527)         (4,863)         (238,594)        (255,762)         30,965         1,803,711
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (22,258,136)      3,296,594        (3,757,775)     (27,640,642)       (319,301)       (4,418,573)
                            ------------      ----------       -----------     ------------       ---------       -----------
    Net gain (loss) on
     investments.........    (22,562,663)      3,291,731        (3,996,369)     (27,896,404)       (288,336)       (2,614,862)
                            ------------      ----------       -----------     ------------       ---------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(23,362,026)     $2,644,205       $(4,100,097)    $(25,279,232)      $(265,641)      $(2,627,105)
                            ============      ==========       ===========     ============       =========       ===========

  *  From inception, April 30, 2002 to December 31, 2002.
(4) Formerly Templeton Asset Strategy Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                              TEMPLETON        TEMPLETON       HARTFORD
                            GLOBAL ASSET        GROWTH       MONEY MARKET
                           ALLOCATION FUND  SECURITIES FUND    HLS FUND
                           SUB-ACCOUNT (5)    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ---------------  ------------
INVESTMENT INCOME:
  Dividends..............     $ 241,146       $   673,362    $ 2,615,661
                              ---------       -----------    -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (181,455)         (478,441)    (2,812,174)
                              ---------       -----------    -----------
    Net investment income
     (loss)..............        59,691           194,921       (196,513)
                              ---------       -----------    -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                662,100          9,658
                              ---------       -----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (95,327)          (66,374)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (805,629)       (8,262,213)       --
                              ---------       -----------    -----------
    Net gain (loss) on
     investments.........      (900,956)       (8,328,587)       --
                              ---------       -----------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(841,265)      $(7,471,566)   $  (186,855)
                              =========       ===========    ===========

(5) Formerly Templeton International Securities Fund Sub-Account. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                            MFS CAPITAL                                                MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING    MFS GLOBAL      MFS HIGH     GROWTH STOCK   MFS INVESTORS
                              SERIES      GROWTH SERIES  EQUITY SERIES  INCOME SERIES     SERIES      TRUST SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............  $     28,491   $    --          $  22,985     $ 2,553,737   $    --        $    408,849
                           ------------   ------------     ---------     -----------   ------------   ------------
EXPENSES:
  Mortality and expense
   undertakings..........      (788,953)      (564,563)      (65,813)       (542,183)      (943,305)    (1,011,233)
                           ------------   ------------     ---------     -----------   ------------   ------------
    Net investment income
     (loss)..............      (760,462)      (564,563)      (42,828)      2,011,554       (943,305)      (602,384)
                           ------------   ------------     ---------     -----------   ------------   ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --            --              --             --             --
                           ------------   ------------     ---------     -----------   ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (3,350,891)    (3,580,537)      (24,641)       (261,018)    (1,676,988)    (1,417,813)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (17,638,343)   (14,406,130)     (573,688)       (743,064)   (21,128,372)   (17,021,643)
                           ------------   ------------     ---------     -----------   ------------   ------------
    Net gain (loss) on
     investments.........   (20,989,234)   (17,986,667)     (598,329)     (1,004,082)   (22,805,360)   (18,439,456)
                           ------------   ------------     ---------     -----------   ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(21,749,696)  $(18,551,230)    $(641,157)    $ 1,007,472   $(23,748,665)  $(19,041,840)
                           ============   ============     =========     ===========   ============   ============

(5) Formerly Templeton International Securities Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             MFS MID         MFS NEW         MFS TOTAL
                            CAP GROWTH   DISCOVERY SERIES  RETURN SERIES
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............  $    --         $   --          $  2,879,534
                           ------------    ------------    ------------
EXPENSES:
  Mortality and expense
   undertakings..........      (641,793)       (511,109)     (2,880,024)
                           ------------    ------------    ------------
    Net investment income
     (loss)..............      (641,793)       (511,109)           (490)
                           ------------    ------------    ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --             2,283,006
                           ------------    ------------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (353,247)       (396,442)       (253,691)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (24,515,720)    (13,291,447)    (15,672,908)
                           ------------    ------------    ------------
    Net gain (loss) on
     investments.........   (24,868,967)    (13,687,889)    (15,926,599)
                           ------------    ------------    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(25,510,760)   $(14,198,998)   $(13,644,083)
                           ============    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                                                                              SP JENNISON
                            MERRILL LYNCH    MERRILL LYNCH                                      PRUDENTIAL   INTERNATIONAL
                            GLOBAL GROWTH   LARGE CAP GROWTH  JENNISON 20/20      JENNISON         VALUE        GROWTH
                              V.I. FUND        V.I. FUND      FOCUS PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                           SUB-ACCOUNT (6)  SUB-ACCOUNT (7)   SUB-ACCOUNT (8)  SUB-ACCOUNT (9)  SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ----------------  ---------------  ---------------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............     $     814        $ --              $--              $ --           $  3,346        $    %--
                              ---------        ---------         --------         ---------      --------        -----
EXPENSES:
  Mortality and expense
   undertakings..........        (4,930)         (12,579)          (5,011)          (11,734)       (3,521)         (25)
                              ---------        ---------         --------         ---------      --------        -----
    Net investment income
     (loss)..............        (4,116)         (12,579)          (5,011)          (11,734)         (175)         (25)
                              ---------        ---------         --------         ---------      --------        -----
CAPITAL GAINS INCOME
 (LOSS)..................       --               --               --                --             --           --
                              ---------        ---------         --------         ---------      --------        -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (18,363)         (32,739)          (8,340)          (17,690)       (7,622)          (4)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (87,686)        (202,603)         (78,265)         (244,060)      (46,099)        (369)
                              ---------        ---------         --------         ---------      --------        -----
    Net gain (loss) on
     investments.........      (106,049)        (235,342)         (86,605)         (261,750)      (53,721)        (373)
                              ---------        ---------         --------         ---------      --------        -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(110,165)       $(247,921)        $(91,616)        $(273,484)     $(53,896)       $(398)
                              =========        =========         ========         =========      ========        =====

(6) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(7) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(8) Formerly Prudential 20/20 Focus Portfolio Sub-Account. Change effective May 1, 2002.
(9) Formerly Prudential Jennison Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                            AIM V.I.     AIM V.I.     AIM V.I.
                           AGGRESSIVE      BASIC        BLUE
                           GROWTH FUND  VALUE FUND    CHIP FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $  (55,406)  $  (475,692) $   (89,175)
  Capital gains income...      --           --           --
  Net realized gain
   (loss) on security
   transactions..........     (19,753)      (62,782)     (51,236)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (738,434)   (8,387,115)  (1,566,239)
                           ----------   -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (813,593)   (8,925,589)  (1,706,650)
                           ----------   -----------  -----------
UNIT TRANSACTIONS:
  Purchases..............   6,793,577    33,202,101    5,953,043
  Net transfers..........   2,336,689    29,203,041    6,794,055
  Surrenders for benefit
   payments and fees.....    (135,374)   (1,079,616)    (197,174)
  Net annuity
   transactions..........      --            10,230      --
                           ----------   -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   8,994,892    61,335,756   12,549,924
                           ----------   -----------  -----------
  Net increase (decrease)
   in net assets.........   8,181,299    52,410,167   10,843,274
NET ASSETS:
  Beginning of year......     768,509     6,861,215    1,830,027
                           ----------   -----------  -----------
  End of year............  $8,949,808   $59,271,382  $12,673,301
                           ==========   ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                             AIM V.I.     AIM V.I.
                             CAPITAL        DENT         AIM V.I.         AIM V. I.        AIM V.I.         AIM V.I.
                           APPRECIATION  DEMOGRAPHIC    GOVERNMENT      INTERNATIONAL    MID CAP CORE        PREMIER
                               FUND      TRENDS FUND  SECURITIES FUND    GROWTH FUND      EQUITY FUND      EQUITY FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (1)  SUB-ACCOUNT (2)  SUB-ACCOUNT (3)
                           ------------  -----------  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $   (65,125)  $  (26,470)   $  1,818,709      $  (22,234)      $  (272,596)     $   (66,216)
  Capital gains income...      --            --            --               --               --               --
  Net realized gain
   (loss) on security
   transactions..........      (40,518)     (28,775)          5,907       2,125,026           (50,638)         (63,407)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,102,742)    (574,881)      2,227,867        (172,728)       (2,362,330)      (2,885,956)
                           -----------   ----------    ------------      ----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,208,385)    (630,126)      4,052,483       1,930,064        (2,685,564)      (3,015,579)
                           -----------   ----------    ------------      ----------       -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............    5,065,135    1,947,972      51,404,667       1,429,780        23,392,539       12,284,855
  Net transfers..........    3,632,125    1,594,324      93,945,013        (409,484)       20,049,435        9,239,059
  Surrenders for benefit
   payments and fees.....      (85,729)     (85,363)     (3,139,303)       (571,849)         (830,519)        (327,883)
  Net annuity
   transactions..........      --           (21,818)         13,194         --                 22,131           21,032
                           -----------   ----------    ------------      ----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    8,611,531    3,435,115     142,223,571         448,447        42,633,586       21,217,063
                           -----------   ----------    ------------      ----------       -----------      -----------
  Net increase (decrease)
   in net assets.........    7,403,146    2,804,989     146,276,054       2,378,511        39,948,022       18,201,484
NET ASSETS:
  Beginning of year......    1,248,201      573,195       5,814,554         234,776         2,969,021        1,797,245
                           -----------   ----------    ------------      ----------       -----------      -----------
  End of year............  $ 8,651,347   $3,378,184    $152,090,608      $2,613,287       $42,917,043      $19,998,729
                           ===========   ==========    ============      ==========       ===========      ===========

(1) Formerly AIM V.I. International Equity Fund Sub-Account. Change effective May 1, 2002.
(2) Formerly AIM V.I. MidCap Equity Fund Sub-Account. Change effective May 1, 2002.
(3)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                               AMERICAN      AMERICAN FUNDS
                                FUNDS          BLUE CHIP
                           ASSET ALLOCATION    INCOME AND    AMERICAN FUNDS
                                 FUND         GROWTH FUND      BOND FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $  4,813,561     $    806,662    $  5,860,794
  Capital gains income...        --               --              --
  Net realized gain
   (loss) on security
   transactions..........        (136,721)        (116,183)         (6,844)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (38,009,036)     (34,315,970)      4,310,586
                             ------------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (33,332,196)     (33,625,491)     10,164,536
                             ------------     ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     126,484,631      119,211,134     104,655,191
  Net transfers..........     119,130,269      102,408,906     111,872,907
  Surrenders for benefit
   payments and fees.....     (10,400,331)      (4,284,030)    (12,146,727)
  Net annuity
   transactions..........         136,633           53,822          21,538
                             ------------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     235,351,202      217,389,832     204,402,909
                             ------------     ------------    ------------
  Net increase (decrease)
   in net assets.........     202,019,006      183,764,341     214,567,445
NET ASSETS:
  Beginning of year......     135,702,400       47,322,282     131,730,174
                             ------------     ------------    ------------
  End of year............    $337,721,406     $231,086,623    $346,297,619
                             ============     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                                                                                           AMERICAN FUNDS
                           AMERICAN FUNDS                  AMERICAN FUNDS  AMERICAN FUNDS                   GLOBAL SMALL
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS  CAPITALIZATION
                                FUND        GROWTH FUND         FUND            FUND       NEW WORLD FUND       FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (547,711)  $  (7,741,588)  $  (1,240,181)   $    176,441    $    93,180     $   (304,134)
  Capital gains income...       --              --              --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........       (183,234)     (1,857,950)     (1,902,507)       (196,319)       (33,586)        (148,114)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (18,000,377)   (157,906,874)   (156,588,240)    (21,910,010)    (2,313,741)     (10,085,416)
                            ------------   -------------   -------------    ------------    -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (18,731,322)   (167,506,412)   (159,730,928)    (21,929,888)    (2,254,147)     (10,537,664)
                            ------------   -------------   -------------    ------------    -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............     35,520,445     239,692,409     269,308,259      42,068,331      7,203,277       13,741,295
  Net transfers..........     17,826,250     126,162,836     194,304,730      16,046,779      5,039,648        7,086,867
  Surrenders for benefit
   payments and fees.....     (5,363,032)    (26,188,376)    (34,764,080)     (5,636,482)      (989,341)      (2,226,223)
  Net annuity
   transactions..........         62,482          (2,511)        350,560         (39,017)        (1,100)         (79,076)
                            ------------   -------------   -------------    ------------    -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     48,046,145     339,664,358     429,199,469      52,439,611     11,252,484       18,522,863
                            ------------   -------------   -------------    ------------    -----------     ------------
  Net increase (decrease)
   in net assets.........     29,314,823     172,157,946     269,468,541      30,509,723      8,998,337        7,985,199
NET ASSETS:
  Beginning of year......     98,639,419     499,207,047     609,296,042     113,678,186     23,354,840       40,992,896
                            ------------   -------------   -------------    ------------    -----------     ------------
  End of year............   $127,954,242   $ 671,364,993   $ 878,764,583    $144,187,909    $32,353,177     $ 48,978,095
                            ============   =============   =============    ============    ===========     ============

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                            SUB-ACCOUNT*     SUB-ACCOUNT*     SUB-ACCOUNT
                           ---------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $    67,038      $   (7,434)     $   365,505
  Capital gains income...         35,810         --               --
  Net realized gain
   (loss) on security
   transactions..........         (2,514)         (2,248)        (113,024)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        905,158         (43,475)        (801,829)
                             -----------      ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,005,492         (53,157)        (549,348)
                             -----------      ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     16,772,564       2,235,006        3,972,030
  Net transfers..........     15,484,173         933,348       10,174,533
  Surrenders for benefit
   payments and fees.....       (253,966)        (15,134)      (1,309,302)
  Net annuity
   transactions..........       --               --                29,164
                             -----------      ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     32,002,771       3,153,220       12,866,425
                             -----------      ----------      -----------
  Net increase (decrease)
   in net assets.........     33,008,263       3,100,063       12,317,077
NET ASSETS:
  Beginning of year......       --               --            17,260,862
                             -----------      ----------      -----------
  End of year............    $33,008,263      $3,100,063      $29,577,939
                             ===========      ==========      ===========

  *  From inception, April 30, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                                                                                  TEMPLETON
                                               FRANKLIN         FRANKLIN                         DEVELOPING        TEMPLETON
                              FRANKLIN     STRATEGIC INCOME    TECHNOLOGY      MUTUAL SHARES       MARKETS          FOREIGN
                           SMALL CAP FUND  SECURITIES FUND   SECURITIES FUND  SECURITIES FUND  SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (4)
                           --------------  ----------------  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   (799,363)    $  (647,526)      $  (103,728)    $ (1,030,367)     $   22,695       $   (12,243)
  Capital gains income...       --              --                --              3,647,539         --               --
  Net realized gain
   (loss) on security
   transactions..........       (304,527)         (4,863)         (238,594)        (255,762)         30,965         1,803,711
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (22,258,136)      3,296,594        (3,757,775)     (27,640,642)       (319,301)       (4,418,573)
                            ------------     -----------       -----------     ------------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (23,362,026)      2,644,205        (4,100,097)     (25,279,232)       (265,641)       (2,627,105)
                            ------------     -----------       -----------     ------------      ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     28,941,099      18,464,491         4,327,676       89,894,620       2,963,712        14,160,976
  Net transfers..........     16,960,910      22,544,939         1,523,363       78,309,113       2,125,188         2,943,988
  Surrenders for benefit
   payments and fees.....     (3,027,598)     (2,478,684)         (260,864)      (7,889,320)       (329,836)       (3,034,438)
  Net annuity
   transactions..........         (1,378)         12,946              (126)         (10,249)        --                 (9,936)
                            ------------     -----------       -----------     ------------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     42,873,033      38,543,692         5,590,049      160,304,164       4,759,064        14,060,590
                            ------------     -----------       -----------     ------------      ----------       -----------
  Net increase (decrease)
   in net assets.........     19,511,007      41,187,897         1,489,952      135,024,932       4,493,423        11,433,485
NET ASSETS:
  Beginning of year......     62,418,525      31,504,976         7,393,967      105,436,579       5,497,502        17,642,595
                            ------------     -----------       -----------     ------------      ----------       -----------
  End of year............   $ 81,929,532     $72,692,873       $ 8,883,919     $240,461,511      $9,990,925       $29,076,080
                            ============     ===========       ===========     ============      ==========       ===========

  *  From inception, April 30, 2002 to December 31, 2002.
(4) Formerly Templeton Asset Strategy Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                              TEMPLETON        TEMPLETON       HARTFORD
                            GLOBAL ASSET        GROWTH       MONEY MARKET
                           ALLOCATION FUND  SECURITIES FUND    HLS FUND
                           SUB-ACCOUNT (5)    SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $    59,691      $   194,921    $   (196,513)
  Capital gains income...       --                662,100           9,658
  Net realized gain
   (loss) on security
   transactions..........        (95,327)         (66,374)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (805,629)      (8,262,213)        --
                             -----------      -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (841,265)      (7,471,566)       (186,855)
                             -----------      -----------    ------------
UNIT TRANSACTIONS:
  Purchases..............        768,973       17,594,802     197,204,129
  Net transfers..........      1,118,160       15,774,102      46,060,606
  Surrenders for benefit
   payments and fees.....       (976,145)      (1,293,110)    (81,212,239)
  Net annuity
   transactions..........         (4,361)          (8,742)         11,305
                             -----------      -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        906,627       32,067,052     162,063,801
                             -----------      -----------    ------------
  Net increase (decrease)
   in net assets.........         65,362       24,595,486     161,876,946
NET ASSETS:
  Beginning of year......     12,537,986       22,836,518     126,585,314
                             -----------      -----------    ------------
  End of year............    $12,603,348      $47,432,004    $288,462,260
                             ===========      ===========    ============

(5) Formerly Templeton International Securities Fund Sub-Account. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                            MFS CAPITAL                                                MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING    MFS GLOBAL      MFS HIGH     GROWTH STOCK   MFS INVESTORS
                              SERIES      GROWTH SERIES  EQUITY SERIES  INCOME SERIES     SERIES      TRUST SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   (760,462)  $   (564,563)   $  (42,828)    $ 2,011,554   $   (943,305)  $   (602,384)
  Capital gains income...       --             --            --              --             --             --
  Net realized gain
   (loss) on security
   transactions..........    (3,350,891)    (3,580,537)      (24,641)       (261,018)    (1,676,988)    (1,417,813)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (17,638,343)   (14,406,130)     (573,688)       (743,064)   (21,128,372)   (17,021,643)
                           ------------   ------------    ----------     -----------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (21,749,696)   (18,551,230)     (641,157)      1,007,472    (23,748,665)   (19,041,840)
                           ------------   ------------    ----------     -----------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     7,867,472      3,851,741     1,043,955      17,061,789     15,757,394      9,043,282
  Net transfers..........    (4,622,901)    (3,127,013)      649,828      12,810,709      3,190,256      2,479,823
  Surrenders for benefit
   payments and fees.....    (3,002,340)    (2,528,004)     (260,573)     (2,309,814)    (3,550,108)    (4,290,214)
  Net annuity
   transactions..........       --              (5,398)      --               (2,256)        (2,834)        (4,620)
                           ------------   ------------    ----------     -----------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       242,231     (1,808,674)    1,433,210      27,560,428     15,394,708      7,228,271
                           ------------   ------------    ----------     -----------   ------------   ------------
  Net increase (decrease)
   in net assets.........   (21,507,465)   (20,359,904)      792,053      28,567,900     (8,353,957)   (11,813,569)
NET ASSETS:
  Beginning of year......    67,742,527     53,287,289     4,482,652      28,828,010     71,226,226     80,368,728
                           ------------   ------------    ----------     -----------   ------------   ------------
  End of year............  $ 46,235,062   $ 32,927,385    $5,274,705     $57,395,910   $ 62,872,269   $ 68,555,159
                           ============   ============    ==========     ===========   ============   ============

(5) Formerly Templeton International Securities Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                           MFS NEW
                             MFS MID      DISCOVERY      MFS TOTAL
                            CAP GROWTH      SERIES     RETURN SERIES
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   (641,793) $   (511,109) $       (490)
  Capital gains income...       --            --          2,283,006
  Net realized gain
   (loss) on security
   transactions..........      (353,247)     (396,442)     (253,691)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (24,515,720)  (13,291,447)  (15,672,908)
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (25,510,760)  (14,198,998)  (13,644,083)
                           ------------  ------------  ------------
UNIT TRANSACTIONS:
  Purchases..............    18,974,954    18,151,582    94,376,439
  Net transfers..........    15,477,438     6,672,057    92,155,729
  Surrenders for benefit
   payments and fees.....    (1,955,095)   (1,789,486)  (10,403,142)
  Net annuity
   transactions..........       --             (3,593)      181,303
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    32,497,297    23,030,560   176,310,329
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets.........     6,986,537     8,831,562   162,666,246
NET ASSETS:
  Beginning of year......    41,489,368    32,010,740   123,813,322
                           ------------  ------------  ------------
  End of year............  $ 48,475,905  $ 40,842,302  $286,479,568
                           ============  ============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                                                                                              SP JENNISON
                            MERRILL LYNCH    MERRILL LYNCH                                      PRUDENTIAL   INTERNATIONAL
                            GLOBAL GROWTH   LARGE CAP GROWTH  JENNISON 20/20      JENNISON         VALUE        GROWTH
                              V.I. FUND        V.I. FUND      FOCUS PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                           SUB-ACCOUNT (6)  SUB-ACCOUNT (7)   SUB-ACCOUNT (8)  SUB-ACCOUNT (9)  SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ----------------  ---------------  ---------------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (4,116)       $  (12,579)       $ (5,011)        $ (11,734)     $   (175)      $  (25)
  Capital gains income...       --               --               --                --             --           --
  Net realized gain
   (loss) on security
   transactions..........       (18,363)          (32,739)         (8,340)          (17,690)       (7,622)          (4)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (87,686)         (202,603)        (78,265)         (244,060)      (46,099)        (369)
                              ---------        ----------        --------         ---------      --------       ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (110,165)         (247,921)        (91,616)         (273,484)      (53,896)        (398)
                              ---------        ----------        --------         ---------      --------       ------
UNIT TRANSACTIONS:
  Purchases..............       400,198           580,339          35,424           191,462       140,107       --
  Net transfers..........       (52,722)            9,813              39           (18,401)       13,834       --
  Surrenders for benefit
   payments and fees.....        (8,091)          (64,511)         (1,455)           (3,611)       (6,745)          (1)
  Net annuity
   transactions..........       --               --               --                --             --           --
                              ---------        ----------        --------         ---------      --------       ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       339,385           525,641          34,008           169,450       147,196           (1)
                              ---------        ----------        --------         ---------      --------       ------
  Net increase (decrease)
   in net assets.........       229,220           277,720         (57,608)         (104,034)       93,300         (399)
NET ASSETS:
  Beginning of year......       371,664           924,317         333,884           690,585       192,096        1,635
                              ---------        ----------        --------         ---------      --------       ------
  End of year............     $ 600,884        $1,202,037        $276,276         $ 586,551      $285,396       $1,236
                              =========        ==========        ========         =========      ========       ======

(6) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(7) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(8) Formerly Prudential 20/20 Focus Portfolio Sub-Account. Change effective May 1, 2002.
(9) Formerly Prudential Jennison Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                             AIM V.I.       AIM V.I.       AIM V.I.
                            AGGRESSIVE        BASIC          BLUE
                            GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT**  SUB-ACCOUNT**  SUB-ACCOUNT**
                           -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $ (1,228)     $   (3,879)    $   (3,504)
  Capital gains income...      --             --             --
  Net realized gain
   (loss) on security
   transactions..........        (338)          3,171          7,771
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      25,744         235,882         77,500
                             --------      ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      24,178         235,174         81,767
                             --------      ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     387,066       1,731,102        712,719
  Net transfers..........     356,273       4,900,314      1,042,691
  Surrenders for benefit
   payments and fees.....         992          (5,375)        (7,150)
  Net annuity
   transactions..........      --             --             --
                             --------      ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     744,331       6,626,041      1,748,260
                             --------      ----------     ----------
  Net increase (decrease)
   in net assets.........     768,509       6,861,215      1,830,027
NET ASSETS:
  Beginning of year......      --             --             --
                             --------      ----------     ----------
  End of year............    $768,509      $6,861,215     $1,830,027
                             ========      ==========     ==========

 **  From inception, September 20, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                             AIM V.I.      AIM V.I.
                             CAPITAL         DENT          AIM V.I.        AIM V. I.      AIM V.I.       AIM V.I.
                           APPRECIATION   DEMOGRAPHIC     GOVERNMENT     INTERNATIONAL  MID CAP CORE      PREMIER
                               FUND       TRENDS FUND   SECURITIES FUND   GROWTH FUND    EQUITY FUND    EQUITY FUND
                           SUB-ACCOUNT*  SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**  SUB-ACCOUNT**  SUB-ACCOUNT $
                           ------------  -------------  ---------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (2,192)    $   (786)      $  139,327       $    160      $     (739)    $   (1,043)
  Capital gains income...       86,890       --              --               4,578         --              26,648
  Net realized gain
   (loss) on security
   transactions..........          468          699           (2,528)         7,320           1,452             25
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (28,556)      11,943         (183,516)        (1,377)         92,843         13,621
                            ----------     --------       ----------       --------      ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       56,610       11,856          (46,717)        10,681          93,556         39,251
                            ----------     --------       ----------       --------      ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      275,725      181,396        3,755,028         56,878       1,109,437        824,954
  Net transfers..........      916,547      363,504        2,158,234        167,365       1,767,684        934,140
  Surrenders for benefit
   payments and fees.....         (681)     (20,786)         (51,991)          (148)         (1,656)        (1,100)
  Net annuity
   transactions..........      --            37,225          --              --             --             --
                            ----------     --------       ----------       --------      ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,191,591      561,339        5,861,271        224,095       2,875,465      1,757,994
                            ----------     --------       ----------       --------      ----------     ----------
  Net increase (decrease)
   in net assets.........    1,248,201      573,195        5,814,554        234,776       2,969,021      1,797,245
NET ASSETS:
  Beginning of year......      --            --              --              --             --             --
                            ----------     --------       ----------       --------      ----------     ----------
  End of year............   $1,248,201     $573,195       $5,814,554       $234,776      $2,969,021     $1,797,245
                            ==========     ========       ==========       ========      ==========     ==========

  *  From inception, May 1, 2001 to December 31, 2001.
 **  From inception, September 20, 2001.
  $  From inception, May 5, 2001 to December 31, 2001.

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                             AMERICAN FUNDS
                            AMERICAN FUNDS     BLUE CHIP
                           ASSET ALLOCATION    INCOME AND    AMERICAN FUNDS
                                 FUND         GROWTH FUND      BOND FUND
                             SUB-ACCOUNT     SUB-ACCOUNT #    SUB-ACCOUNT
                           ----------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $  1,670,248     $    50,720     $  2,448,462
  Capital gains income...       4,596,150         --              --
  Net realized gain
   (loss) on security
   transactions..........           8,641          (7,240)          15,909
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (6,631,153)        401,034          668,725
                             ------------     -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (356,114)        444,514        3,133,096
                             ------------     -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............      55,029,901      25,279,212       54,067,501
  Net transfers..........      39,951,987      21,815,647       53,480,714
  Surrenders for benefit
   payments and fees.....      (3,317,252)       (217,091)      (3,758,194)
  Net annuity
   transactions..........          96,168         --               179,585
                             ------------     -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      91,760,804      46,877,768      103,969,606
                             ------------     -----------     ------------
  Net increase (decrease)
   in net assets.........      91,404,690      47,322,282      107,102,702
NET ASSETS:
  Beginning of year......      44,297,710         --            24,627,472
                             ------------     -----------     ------------
  End of year............    $135,702,400     $47,322,282     $131,730,174
                             ============     ===========     ============

  #  From Inception, July 5, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                                                                                           AMERICAN FUNDS
                           AMERICAN FUNDS                  AMERICAN FUNDS  AMERICAN FUNDS                   GLOBAL SMALL
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS  CAPITALIZATION
                                FUND        GROWTH FUND         FUND            FUND       NEW WORLD FUND       FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (479,475)  $  (3,204,398)   $  2,040,187    $   (480,296)   $  (225,392)    $  (156,381)
  Capital gains income...      6,918,788      94,538,300      42,322,597      26,293,890        --            2,327,708
  Net realized gain
   (loss) on security
   transactions..........         42,188        (292,165)       (166,462)      1,690,153        (23,704)        (88,804)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (18,378,261)   (156,427,239)    (39,646,566)    (47,784,170)      (868,945)     (6,541,422)
                            ------------   -------------    ------------    ------------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (11,896,760)    (65,385,502)      4,549,756     (20,280,423)    (1,118,041)     (4,458,899)
                            ------------   -------------    ------------    ------------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     33,647,675     206,929,758     224,002,877      38,985,229      3,978,803      10,467,978
  Net transfers..........     19,280,553     120,408,942     166,237,513      20,599,130      3,882,528       6,191,246
  Surrenders for benefit
   payments and fees.....     (3,125,541)    (13,529,627)    (18,833,924)     (3,911,951)      (642,179)     (2,074,938)
  Net annuity
   transactions..........         (1,461)        215,757         586,695          44,471         (1,174)         56,368
                            ------------   -------------    ------------    ------------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     49,801,226     314,024,830     371,993,161      55,716,879      7,217,978      14,640,654
                            ------------   -------------    ------------    ------------    -----------     -----------
  Net increase (decrease)
   in net assets.........     37,904,466     248,639,328     376,542,917      35,436,456      6,099,937      10,181,755
NET ASSETS:
  Beginning of year......     60,734,953     250,567,719     232,753,125      78,241,730     17,254,903      30,811,141
                            ------------   -------------    ------------    ------------    -----------     -----------
  End of year............   $ 98,639,419   $ 499,207,047    $609,296,042    $113,678,186    $23,354,840     $40,992,896
                            ============   =============    ============    ============    ===========     ===========


                           FRANKLIN REAL
                            ESTATE FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $   186,889
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       (12,517)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       667,377
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       841,749
                            -----------
UNIT TRANSACTIONS:
  Purchases..............     7,749,784
  Net transfers..........     4,901,861
  Surrenders for benefit
   payments and fees.....      (341,406)
  Net annuity
   transactions..........         2,429
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    12,312,668
                            -----------
  Net increase (decrease)
   in net assets.........    13,154,417
NET ASSETS:
  Beginning of year......     4,106,445
                            -----------
  End of year............   $17,260,862
                            ===========

  #  From Inception, July 5, 2001 to December 31, 2001.

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                               FRANKLIN         FRANKLIN
                              FRANKLIN     STRATEGIC INCOME    TECHNOLOGY
                           SMALL CAP FUND  SECURITIES FUND   SECURITIES FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  (446,986)     $ 1,128,489       $   (67,608)
  Capital gains income...       --              --                --
  Net realized gain
   (loss) on security
   transactions..........      (319,430)         (14,804)         (114,029)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,963,175)        (705,189)       (1,013,820)
                            -----------      -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (5,729,591)         408,496        (1,195,457)
                            -----------      -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............    22,670,994       12,377,770         4,467,261
  Net transfers..........    16,250,024       13,884,020         2,707,717
  Surrenders for benefit
   payments and fees.....    (1,693,346)        (941,098)          (72,175)
  Net annuity
   transactions..........        (7,691)          33,753             1,441
                            -----------      -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    37,219,981       25,354,445         7,104,244
                            -----------      -----------       -----------
  Net increase (decrease)
   in net assets.........    31,490,390       25,762,941         5,908,787
NET ASSETS:
  Beginning of year......    30,928,135        5,742,035         1,485,180
                            -----------      -----------       -----------
  End of year............   $62,418,525      $31,504,976       $ 7,393,967
                            ===========      ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                                               TEMPLETON
                              FRANKLIN        DEVELOPING        TEMPLETON       TEMPLETON        TEMPLETON       HARTFORD
                            MUTUAL SHARES       MARKETS       INTERNATIONAL   ASSET STRATEGY      GROWTH       MONEY MARKET
                           SECURITIES FUND  SECURITIES FUND  SECURITIES FUND       FUND       SECURITIES FUND    HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  ---------------  --------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $     55,666      $  (16,284)      $   181,076     $    (3,720)     $    65,951    $  1,382,674
  Capital gains income...      2,688,522         --              3,022,035         972,637        2,574,223             771
  Net realized gain
   (loss) on security
   transactions..........          9,784          32,095           733,684         (59,358)         (24,199)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,428,858)       (448,554)       (5,449,799)     (2,131,826)      (2,846,633)        --
                            ------------      ----------       -----------     -----------      -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,325,114        (432,743)       (1,513,004)     (1,222,267)        (230,658)      1,383,445
                            ------------      ----------       -----------     -----------      -----------    ------------
UNIT TRANSACTIONS:
  Purchases..............     51,764,107       1,055,484         7,990,516       2,960,651        8,721,821     114,163,761
  Net transfers..........     35,595,248       1,159,527         2,927,503       3,426,303        3,993,246       1,934,038
  Surrenders for benefit
   payments and fees.....     (2,379,292)       (255,495)         (590,851)       (788,154)        (559,771)    (16,787,967)
  Net annuity
   transactions..........        240,447         --                (17,914)         20,163           (3,460)         12,302
                            ------------      ----------       -----------     -----------      -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     85,220,510       1,959,516        10,309,254       5,618,963       12,151,836      99,322,134
                            ------------      ----------       -----------     -----------      -----------    ------------
  Net increase (decrease)
   in net assets.........     86,545,624       1,526,773         8,796,250       4,396,696       11,921,178     100,705,579
NET ASSETS:
  Beginning of year......     18,890,955       3,970,729         8,846,345       8,141,290       10,915,340      25,879,735
                            ------------      ----------       -----------     -----------      -----------    ------------
  End of year............   $105,436,579      $5,497,502       $17,642,595     $12,537,986      $22,836,518    $126,585,314
                            ============      ==========       ===========     ===========      ===========    ============


                            MFS CAPITAL
                           OPPORTUNITIES
                              SERIES
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $   (782,864)
  Capital gains income...     4,540,488
  Net realized gain
   (loss) on security
   transactions..........      (250,274)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (19,331,519)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (15,824,169)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............    25,511,938
  Net transfers..........    15,087,108
  Surrenders for benefit
   payments and fees.....    (2,403,884)
  Net annuity
   transactions..........       (31,522)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    38,163,640
                           ------------
  Net increase (decrease)
   in net assets.........    22,339,471
NET ASSETS:
  Beginning of year......    45,403,056
                           ------------
  End of year............  $ 67,742,527
                           ============

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           MFS EMERGING    MFS GLOBAL      MFS HIGH
                           GROWTH SERIES  EQUITY SERIES  INCOME SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   (678,262)   $  (37,865)    $   903,885
  Capital gains income...     3,219,849         3,579         --
  Net realized gain
   (loss) on security
   transactions..........      (370,978)      (28,563)         18,812
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (23,731,613)     (330,660)     (1,098,539)
                           ------------    ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (21,561,004)     (393,509)       (175,842)
                           ------------    ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    14,610,617     1,371,882      10,092,127
  Net transfers..........     8,715,382       900,263      10,858,233
  Surrenders for benefit
   payments and fees.....    (2,471,559)     (117,149)       (689,964)
  Net annuity
   transactions..........       (22,886)      --               (2,427)
                           ------------    ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    20,831,554     2,154,996      20,257,969
                           ------------    ----------     -----------
  Net increase (decrease)
   in net assets.........      (729,450)    1,761,487      20,082,127
NET ASSETS:
  Beginning of year......    54,016,742     2,721,165       8,745,883
                           ------------    ----------     -----------
  End of year............  $ 53,287,292    $4,482,652     $28,828,010
                           ============    ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                           MFS INVESTORS                                MFS NEW                   MERRILL LYNCH   MERRILL LYNCH
                           GROWTH STOCK   MFS INVESTORS    MFS MID     DISCOVERY     MFS TOTAL    GLOBAL GROWTH  LARGE CAP GROWTH
                              SERIES      TRUST SERIES   CAP GROWTH     SERIES     RETURN SERIES   FOCUS FUND       FOCUS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT*
                           -------------  -------------  -----------  -----------  -------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $   (725,141)  $   (567,650)  $  (306,773) $  (319,130) $    (20,139)    $    (824)      $ (11,245)
  Capital gains income...       443,145      1,496,269       172,157      690,075     1,271,638       --              --
  Net realized gain
   (loss) on security
   transactions..........      (220,387)       (97,895)      (70,144)     (81,912)       (4,482)      (10,441)        (10,455)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (15,024,591)   (11,855,692)   (2,681,383)  (1,128,633)     (766,120)      (92,839)        (81,985)
                           ------------   ------------   -----------  -----------  ------------     ---------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (15,526,974)   (11,024,968)   (2,886,143)    (839,600)      480,897      (104,104)       (103,685)
                           ------------   ------------   -----------  -----------  ------------     ---------       ---------
UNIT TRANSACTIONS:
  Purchases..............    21,302,332     21,504,269    24,762,687    9,270,662    54,321,394        74,083         202,886
  Net transfers..........    20,331,658     26,330,438    16,304,554    6,716,791    51,524,634        39,768         116,394
  Surrenders for benefit
   payments and fees.....    (2,952,359)    (3,226,403)     (670,015)  (1,002,277)   (2,692,182)      (34,118)        (57,689)
  Net annuity
   transactions..........       (33,155)        (2,496)      --            (4,526)       45,571       --              --
                           ------------   ------------   -----------  -----------  ------------     ---------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    38,648,476     44,605,808    40,397,226   14,980,650   103,199,417        79,733         261,591
                           ------------   ------------   -----------  -----------  ------------     ---------       ---------
  Net increase (decrease)
   in net assets.........    23,121,502     33,580,840    37,511,083   14,141,050   103,680,314       (24,371)        157,906
NET ASSETS:
  Beginning of year......    48,104,724     46,787,888     3,978,285   17,869,690    20,133,008       396,035         766,411
                           ------------   ------------   -----------  -----------  ------------     ---------       ---------
  End of year............  $ 71,226,226   $ 80,368,728   $41,489,368  $32,010,740  $123,813,322     $ 371,664       $ 924,317
                           ============   ============   ===========  ===========  ============     =========       =========

  *  From inception, May 1, 2001 to December 31, 2001.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                PRUDENTIAL
                                 PRUDENTIAL     PRUDENTIAL     PRUDENTIAL        JENNISON
                                 20/20 FOCUS     JENNISON         VALUE       INTERNATIONAL
                                  PORTFOLIO      PORTFOLIO      PORTFOLIO    GROWTH PORTFOLIO
                                SUB-ACCOUNT &  SUB-ACCOUNT &  SUB-ACCOUNT $   SUB-ACCOUNT $
                                -------------  -------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss).....................    $ (1,403)      $ (7,839)      $   (410)         $   (7)
  Capital gains income........      --              4,984          8,418         --
  Net realized gain (loss) on
   security transactions......           4           (544)            (9)        --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................       8,469        (27,956)        (6,757)            142
                                  --------       --------       --------          ------
  Net increase (decrease) in
   net assets resulting from
   operations.................       7,070        (31,355)         1,242             135
                                  --------       --------       --------          ------
UNIT TRANSACTIONS:
  Purchases...................     314,762        716,070        182,211           1,500
  Net transfers...............      12,207          6,547          8,640         --
  Surrenders for benefit
   payments and fees..........        (155)          (677)             3         --
  Net annuity transactions....      --             --             --             --
                                  --------       --------       --------          ------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........     326,814        721,940        190,854           1,500
                                  --------       --------       --------          ------
  Net increase (decrease) in
   net assets.................     333,884        690,585        192,096           1,635
NET ASSETS:
  Beginning of year...........      --             --             --             --
                                  --------       --------       --------          ------
  End of year.................    $333,884       $690,585       $192,096          $1,635
                                  ========       ========       ========          ======

  &  From inception, January 29, 2001 to December 31, 2001.
  $  From inception, May 5, 2001 to December 31, 2001.
  #  From inception, July 5, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account Seven ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds ("the Funds") as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America and in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

     DEDUCTIONS AND CHARGES--Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002
 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                              SUM OF          SUM OF
                                            PURCHASES        PROCEEDS
                                             AT COST        FROM SALES
                                          --------------  --------------
AIM V.I. Aggressive Growth Fund.........  $    9,886,552  $      947,048
AIM V.I. Basic Value Fund...............      64,961,603       4,101,474
AIM V.I. Blue Chip Fund.................      14,788,997       2,328,256
AIM V.I. Capital Appreciation Fund......       9,381,051         834,646
AIM V.I. Dent Demographic Trends Fund...       3,903,074         494,476
AIM V.I. Government Securities Fund.....     158,907,036      14,864,898
AIM V.I. International Growth Fund......     256,867,974     256,441,735
AIM V.I. Mid Cap Core Equity Fund.......      44,927,795       2,566,674
AIM V.I. Premier Equity Fund............      23,143,951       1,993,129
American Funds Asset Allocation Fund....     251,556,518      11,391,700
American Funds Blue Chip Income and
 Growth Fund............................     224,982,895       6,786,787
American Funds Bond Fund................     229,621,335      19,357,735
American Funds Global Growth Fund.......      67,472,656      19,974,247
American Funds Growth Fund..............     365,487,807      33,565,923
American Funds Growth-Income Fund.......     462,530,336      34,571,109
American Funds International Fund.......     267,273,058     214,656,947
American Funds New World Fund...........      18,351,108       7,005,435
American Funds Global Small
 Capitalization Fund....................      26,696,086       8,477,340
Franklin Income Securities Fund.........      32,914,605         808,961
Franklin Large Cap Growth Securities
 Fund...................................       3,199,032          53,244
Franklin Real Estate Fund...............      18,532,544       5,300,623
Franklin Small Cap Fund.................      48,050,689       5,976,993
Franklin Strategic Income Securities
 Fund...................................      44,077,149       6,180,985
Franklin Technology Securities Fund.....       7,756,895       2,270,576
Mutual Shares Securities Fund...........     175,616,247      12,694,897
Templeton Developing Markets Securities
 Fund...................................      19,009,261      14,227,506
Templeton Foreign Securities Fund.......     186,653,553     172,605,164
Templeton Global Asset Allocation
 Fund*..................................       4,128,418       3,162,100
Templeton Growth Securities Fund........      36,039,039       3,115,037
Hartford Money Market HLS Fund..........     906,852,409     744,977,067
Jennison 20/20 Focus Portfolio..........          57,760          28,769
Merrill Lynch Global Growth V.I. Fund...         469,832         134,529
Merrill Lynch Large Cap Growth V.I.
 Fund...................................         830,535         317,474
MFS Capital Opportunities Series........      13,593,991      14,112,263
MFS Emerging Growth Series..............       6,774,955       9,148,242
MFS Global Equity Series................       7,901,744       6,511,366
MFS High Income Series..................      60,551,759      30,979,764
MFS Investors Growth Stock Series.......      29,185,673      14,734,244
MFS Investors Trust Series..............      18,662,735      12,036,849
MFS Mid Cap Growth......................      37,591,305       5,735,766
MFS New Discovery Series................      28,574,229       6,054,776
MFS Total Return Series.................     192,692,076      14,099,318
Jennison Portfolio......................         255,041          97,310
Prudential Value Portfolio..............         200,917          53,872
SP Jennison International Growth
 Portfolio..............................        --                    37
                                          --------------  --------------
                                          $4,380,912,225  $1,725,777,291
                                          ==============  ==============

_____________________________________ SA-66 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                         UNITS          UNITS      NET INCREASE
FUND                                     ISSUED        REDEEMED     (DECREASE)
----                                 --------------  ------------  ------------
AIM V.I. Aggressive Growth Fund....      10,259,562       914,197     9,345,365
AIM V.I. Basic Value Fund..........      69,568,870     9,212,239    60,356,631
AIM V.I. Blue Chip Fund............      15,997,204     2,856,356    13,140,848
AIM V.I. Capital Appreciation
 Fund..............................       9,281,546       996,893     8,284,653
AIM V.I. Dent Demographic Trends
 Fund..............................       3,994,791       500,369     3,494,422
AIM V.I. Government Securities
 Fund..............................     166,502,189    31,001,448   135,500,741
AIM V.I. International Growth
 Fund..............................     276,017,759   273,363,374     2,654,385
AIM V.I. Mid Cap Core Equity
 Fund..............................      44,861,572     4,775,165    40,086,407
AIM V.I. Premier Equity Fund.......      26,733,470     3,244,627    23,488,843
American Funds Asset Allocation
 Fund..............................      30,411,746     4,986,050    25,425,696
American Funds Blue Chip Income and
 Growth Fund.......................     310,212,521    35,153,817   275,058,704
American Funds Bond Fund...........      24,807,953     5,947,723    18,860,230
American Funds Global Growth
 Fund..............................      10,595,747     4,100,966     6,494,781
American Funds Growth Fund.........      63,121,231    16,428,853    46,692,378
American Funds Growth-Income
 Fund..............................      61,405,053    14,927,502    46,477,551
American Funds International
 Fund..............................      38,619,949    31,111,077     7,508,872
American Funds New World Fund......       2,265,185     1,010,454     1,254,731
American Funds Global Small
 Capitalization Fund...............       4,003,352     1,530,175     2,473,177
Franklin Income Securities Fund....       3,767,404       186,626     3,580,778
Franklin Large Cap Growth
 Securities Fund...................         383,559         8,316       375,243
Franklin Real Estate Fund..........       1,715,230       682,253     1,032,977
Franklin Small Cap Fund............       8,292,857     1,964,329     6,328,528
Franklin Strategic Income
 Securities Fund...................       4,890,591     1,242,489     3,648,102
Franklin Technology Securities
 Fund..............................       2,999,793       912,953     2,086,840
Mutual Shares Securities Fund......      19,018,818     3,814,201    15,204,617
Templeton Developing Markets
 Securities Fund...................       2,715,050     2,092,695       622,355
Templeton Foreign Securities
 Fund..............................      26,090,101    23,887,519     2,202,582
Templeton Global Asset Allocation
 Fund..............................         471,077       375,930        95,147
Templeton Growth Securities Fund...       4,293,632       742,521     3,551,111
Hartford Money Market HLS Fund.....   1,008,349,173   856,364,777   151,984,396
MFS Capital Opportunities Series...       3,047,726     3,033,132        14,594
MFS Emerging Growth Series.........       1,838,593     2,045,860      (207,267)
MFS Global Equity Series...........         982,007       798,886       183,121
MFS High Income Series.............       6,978,572     3,963,816     3,014,756
MFS Investors Growth Stock
 Series............................       5,754,064     3,416,496     2,337,568
MFS Investors Trust Series.........       3,512,662     2,544,802       967,860
MFS Mid Cap Growth.................       8,945,019     2,586,247     6,358,772
MFS New Discovery Series...........       3,968,768     1,181,906     2,786,862
MFS Total Return Series............      21,779,493     4,653,138    17,126,355
Merrill Lynch Global Growth V.I.
 Fund..............................          61,230        13,449        47,781
Merrill Lynch Large Cap Growth V.I.
 Fund..............................         105,830        38,662        67,168
Jennison 20/20 Focus Portfolio.....          65,813        35,643        30,170
Prudential Jennison Portfolio......         337,366       138,142       199,224
Prudential Value Portfolio.........         267,709        73,211       194,498
SP Jennison International Growth
 Portfolio.........................        --                   8            (8)

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002
 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                               CONTRACT             INVESTMENT
                                                   UNIT        OWNERS'     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#     EQUITY     RATIO*    RATIO**     RETURN***
                                   -----------  -----------  ------------  -------  ----------  -----------
AIM V.I. AGGRESSIVE GROWTH FUND
  2002  Lowest contract charges         39,419  $ 0.905594   $     35,698    0.94%     --           (23.40)%
        Highest contract charges       156,572    0.891610        139,601    0.98%     --            (3.54)%
        Remaining contract
        charges                      9,800,706      --          8,774,509    --        --           --
  2001  Lowest contract charges          2,317    1.182176          2,739    0.22%     --            18.22%
        Highest contract charges        54,444    1.178547         64,165    0.50%     --            17.85%
        Remaining contract
        charges                        594,569      --            701,605    --        --           --
AIM V.I. BASIC VALUE FUND
  2002  Lowest contract charges        790,188    0.904142        714,443    0.94%     --           (22.88)%
        Highest contract charges       458,491    0.890198        408,148    0.97%     --            (4.59)%
        Remaining contract
        charges                     64,971,888      --         58,148,792    --        --           --
  2001  Lowest contract charges         44,098    1.172426         51,701    0.25%       0.20%       17.24%
        Highest contract charges       361,829    1.168835        422,919    0.50%       0.27%       16.88%
        Remaining contract
        charges                      5,458,015      --          6,386,595    --        --           --
AIM V.I. BLUE CHIP FUND
  2002  Lowest contract charges          7,082    0.876290          6,206    0.55%     --           (26.57)%
        Highest contract charges       180,335    0.858356        154,792    0.97%     --            (5.33)%
        Remaining contract
        charges                     14,491,706      --         12,512,304    --        --           --
  2001  Lowest contract charges         10,402    1.191965         12,399    0.23%       0.03%       19.20%
        Highest contract charges       120,620    1.188319        143,335    0.50%       0.03%       18.83%
        Remaining contract
        charges                      1,407,255      --          1,674,293    --        --           --
AIM CAPITAL APPRECIATION FUND
  2002  Lowest contract charges        231,383    0.941523        217,852    0.94%     --           (25.07)%
        Highest contract charges        34,112    0.926994         31,622    0.98%     --            (3.98)%
        Remaining contract
        charges                      9,014,193      --          8,401,872    --        --           --
  2001  Lowest contract charges          4,894    1.256556          6,150    0.24%     --            25.66%
        Highest contract charges        29,117    1.252716         36,476    0.53%     --            25.27%
        Remaining contract
        charges                        961,025      --          1,205,575    --        --           --
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  2002  Lowest contract charges         52,583    0.866707         45,574    0.94%     --           (32.84)%
        Highest contract charges       153,564    0.853330        131,041    0.98%     --            (6.43)%
        Remaining contract
        charges                      3,733,337      --          3,201,569    --        --           --
  2001  Lowest contract charges          2,586    1.290558          3,337    0.25%     --            29.06%
        Highest contract charges        52,208    1.286613         67,171    0.49%     --            28.66%
        Remaining contract
        charges                        390,269      --            502,687    --        --           --
AIM V.I. GOVERNMENT SECURITIES FUND
  2002  Lowest contract charges      1,520,766    1.086887      1,652,901    0.94%       4.54%        8.56%
        Highest contract charges       691,471    1.070119        739,956    0.98%       3.63%        3.30%
        Remaining contract
        charges                    139,107,446      --        149,697,751    --        --           --
  2001  Lowest contract charges         38,630    1.001206         38,677    0.24%       4.78%        0.12%
        Highest contract charges       216,023    0.998134        215,620    0.51%       7.91%       (0.19)%
        Remaining contract
        charges                      5,564,289      --          5,560,257    --        --           --

_____________________________________ SA-68 ____________________________________

                                                               CONTRACT             INVESTMENT
                                                   UNIT        OWNERS'     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#     EQUITY     RATIO*    RATIO**     RETURN***
                                   -----------  -----------  ------------  -------  ----------  -----------
AIM INTERNATIONAL GROWTH FUND SERIES 1
  2002  Lowest contract charges         17,230  $ 0.920779   $     15,865    0.94%       1.10%      (16.47)%
        Highest contract charges        53,197    0.906571         48,227    1.00%       1.12%       (7.66)%
        Remaining contract
        charges                      2,797,349      --          2,549,195    --        --           --
  2001  Lowest contract charges          1,782    1.102346          1,964    0.22%       0.91%       10.23%
        Highest contract charges        20,175    1.098965         22,172    0.53%       0.70%        9.90%
        Remaining contract
        charges                        191,433      --            210,640    --        --           --
AIM V.I. MID CAP CORE EQUITY FUND
  2002  Lowest contract charges        944,882    1.016105        960,100    0.94%     --           (11.94)%
        Highest contract charges       345,495    1.000434        345,645    0.98%     --            (1.31)%
        Remaining contract
        charges                     41,374,186      --         41,611,298    --        --           --
  2001  Lowest contract charges         12,300    1.153905         14,193    0.25%       0.27%       15.39%
        Highest contract charges       101,931    1.150372        117,259    0.50%       0.33%       15.04%
        Remaining contract
        charges                      2,463,922      --          2,837,569    --        --           --
AIM V.I. PREMIER EQUITY FUND
  2002  Lowest contract charges        314,018    0.807282        253,501    0.94%       0.66%      (30.92)%
        Highest contract charges       629,173    0.794823        500,081    0.97%       0.99%       (5.89)%
        Remaining contract
        charges                     24,086,526      --         19,245,147    --        --           --
  2001  Lowest contract charges         10,383    1.168599         12,133    0.24%       0.24%       16.86%
        Highest contract charges       160,597    1.165014        187,097    0.48%       0.22%       16.50%
        Remaining contract
        charges                      1,369,894      --          1,598,015    --        --           --
AMERICAN FUNDS ASSET ALLOCATION FUND
  2002  Lowest contract charges          7,982    9.035216         72,118    0.55%       6.24%      (12.86)%
        Highest contract charges       136,236    8.669566      1,181,103    0.99%       5.54%       (4.03)%
        Remaining contract
        charges                     38,788,697      --        336,468,185    --        --           --
  2001  Lowest contract charges        671,535   10.854660      7,289,285    0.93%       3.19%       (0.44)%
        Highest contract charges       316,688   10.114163      3,203,032    1.81%       2.16%       (3.46)%
        Remaining contract
        charges                     12,518,997      --        125,210,083    --        --           --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2002  Lowest contract charges         21,623    0.721964         15,611    0.54%       6.82%      (23.49)%
        Highest contract charges     1,962,836    0.704939      1,383,679    0.99%       2.57%       (6.71)%
        Remaining contract
        charges                    323,479,326      --        229,687,333    --        --           --
  2001  Lowest contract charges      1,565,419    0.941805      1,474,319    0.44%       0.99%       (5.82)%
        Highest contract charges     1,591,847    0.936725      1,491,123    0.96%       0.83%       (6.33)%
        Remaining contract
        charges                     47,247,813      --         44,356,839    --        --           --
AMERICAN FUNDS BOND FUND
  2002  Lowest contract charges          2,633   11.369657         29,936    0.55%     --             3.48%
        Highest contract charges       107,500   10.865552      1,168,044    0.98%     --             6.62%
        Remaining contract
        charges                     30,724,120      --        345,099,638    --        --           --
  2001  Lowest contract charges        315,987   11.380863      3,596,208    0.92%       4.41%        7.12%
        Highest contract charges       470,397   10.674933      5,021,455    1.83%       3.65%        3.18%
        Remaining contract
        charges                     11,187,638      --        123,112,511    --        --           --

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                               CONTRACT             INVESTMENT
                                                   UNIT        OWNERS'     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#     EQUITY     RATIO*    RATIO**     RETURN***
                                   -----------  -----------  ------------  -------  ----------  -----------
AMERICAN FUNDS GLOBAL GROWTH FUND
  2002  Lowest contract charges          2,197  $ 7.054145   $     15,498    0.54%     --           (15.11)%
        Highest contract charges        65,772    6.100532        401,246    0.98%     --             0.96%
        Remaining contract
        charges                     17,469,240      --        127,537,499    --        --           --
  2001  Lowest contract charges        --         8.309416        --         0.55%       5.04%      (14.69)%
        Highest contract charges       202,317    7.305593      1,478,049    1.84%       0.58%      (20.45)%
        Remaining contract
        charges                     10,840,112      --         97,161,370    --        --           --
AMERICAN FUNDS GROWTH FUND
  2002  Lowest contract charges          5,263    6.030169         31,735    0.55%       0.05%      (24.87)%
        Highest contract charges       378,843    5.320989      2,015,818    0.98%       0.08%       (0.10)%
        Remaining contract
        charges                     98,943,957      --        669,317,440    --        --           --
  2001  Lowest contract charges      1,640,369   10.793870     17,705,934    0.93%       0.45%      (18.93)%
        Highest contract charges     1,934,824    7.200112     13,930,953    1.83%       0.42%      (24.41)%
        Remaining contract
        charges                     49,060,495      --        467,570,160    --        --           --
AMERICAN FUNDS GROWTH-INCOME FUND
  2002  Lowest contract charges          8,695    8.629956         75,040    0.55%       2.28%      (18.79)%
        Highest contract charges       282,187    8.293041      2,340,189    0.99%       2.27%       (3.56)%
        Remaining contract
        charges                    104,834,298      --        876,349,353    --        --           --
  2001  Lowest contract charges      2,517,626   11.588474     29,175,441    0.93%       1.74%        1.59%
        Highest contract charges     1,361,993   10.381852     14,140,008    1.83%       1.50%       (3.38)%
        Remaining contract
        charges                     54,768,012      --        565,980,593    --        --           --
AMERICAN FUNDS INTERNATIONAL FUND
  2002  Lowest contract charges          2,406    6.530906         15,710    0.54%       5.58%      (15.31)%
        Highest contract charges        58,538    5.624453        329,242    0.99%       2.52%       (3.00)%
        Remaining contract
        charges                     20,968,615      --        143,842,957    --        --           --
  2001  Lowest contract charges        --         7.711532        --         0.55%       6.26%      (20.33)%
        Highest contract charges       273,741    6.751649      1,848,204    1.83%       0.80%      (24.16)%
        Remaining contract
        charges                     13,246,944      --        111,829,982    --        --           --
AMERICAN FUNDS NEW WORLD FUND
  2002  Lowest contract charges          1,746    8.982404         15,687    0.54%     --            (6.18)%
        Highest contract charges         7,530    8.203153         61,768    0.99%     --            (0.32)%
        Remaining contract
        charges                      3,721,118      --         32,275,721    --        --           --
  2001  Lowest contract charges        127,490   10.034141      1,279,256    0.94%       0.19%       (5.10)%
        Highest contract charges        30,081    8.888964        267,385    1.84%       0.18%      (10.45)%
        Remaining contract
        charges                      2,318,090      --         21,808,199    --        --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2002  Lowest contract charges        198,360    7.362261      1,460,376    0.95%       0.71%      (19.82)%
        Highest contract charges        17,086    5.671489         96,901    0.98%     --            (5.41)%
        Remaining contract
        charges                      6,730,296      --         47,420,818    --        --           --
  2001  Lowest contract charges        138,117    9.181961      1,268,189    0.94%       0.90%      (13.68)%
        Highest contract charges       106,118    7.162167        760,034    1.82%       0.49%      (18.16)%
        Remaining contract
        charges                      4,228,330      --         38,964,673    --        --           --
FRANKLIN INCOME SECURITIES FUND
  2002  Lowest contract charges         15,233    9.271245        141,233    0.63%       1.00%       (7.29)%
        Highest contract charges        19,877    9.189550        182,661    0.98%     --             4.80%
        Remaining contract
        charges                      3,545,666      --         32,684,369    --        --           --

_____________________________________ SA-70 ____________________________________

                                                               CONTRACT             INVESTMENT
                                                   UNIT        OWNERS'     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#     EQUITY     RATIO*    RATIO**     RETURN***
                                   -----------  -----------  ------------  -------  ----------  -----------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  2002  Lowest contract charges          1,945  $ 8.312007   $     16,164    0.62%     --           (16.88)%
        Highest contract charges         4,895    8.238626         40,326    0.98%     --            (4.31)%
        Remaining contract
        charges                        368,402      --          3,043,572    --        --           --
FRANKLIN REAL ESTATE FUND
  2002  Lowest contract charges         34,116   14.304701        488,024    0.95%       2.92%        1.11%
        Highest contract charges         1,330   11.055515         14,707    0.90%     --            (5.19)%
        Remaining contract
        charges                      2,451,809      --         29,075,207    --        --           --
  2001  Lowest contract charges         21,727   14.148124        307,392    0.93%       3.56%        6.86%
        Highest contract charges        50,725   11.071713        561,612    1.82%       2.88%        3.89%
        Remaining contract
        charges                      1,381,829      --         16,391,858    --        --           --
FRANKLIN SMALL CAP FUND
  2002  Lowest contract charges        152,006    7.906886      1,201,895    0.95%       0.24%      (29.36)%
        Highest contract charges        58,391    4.699811        274,428    0.98%     --            (1.47)%
        Remaining contract
        charges                     12,371,748      --         80,453,210    --        --           --
  2001  Lowest contract charges        105,522   11.193018      1,181,107    0.94%       0.38%      (16.05)%
        Highest contract charges       191,509    6.736716      1,290,142    1.84%       0.39%      (21.30)%
        Remaining contract
        charges                      5,956,588      --         59,947,276    --        --           --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  2002  Lowest contract charges         58,180   11.624901        676,336    0.95%       0.04%        4.12%
        Highest contract charges        29,719   10.654942        316,652    0.98%     --             7.84%
        Remaining contract
        charges                      6,501,895      --         71,699,885    --        --           --
  2001  Lowest contract charges         23,723   11.164587        264,858    0.92%       7.72%        3.52%
        Highest contract charges        94,388   10.361373        977,987    1.82%      10.26%       (1.14)%
        Remaining contract
        charges                      2,823,583      --         30,262,131    --        --           --
FRANKLIN TECHNOLOGY SECURITIES FUND
  2002  Lowest contract charges         21,712    2.227124         48,354    0.95%     --           (44.44)%
        Highest contract charges        71,148    2.413280        171,699    0.98%     --            (5.13)%
        Remaining contract
        charges                      3,761,841      --          8,663,865    --        --           --
  2001  Lowest contract charges         11,042    4.008112         44,257    0.93%     --           (30.26)%
        Highest contract charges        41,011    4.397814        180,358    1.87%     --           (41.11)%
        Remaining contract
        charges                      1,715,808      --          7,169,352    --        --           --
MUTUAL SHARES SECURITIES FUND
  2002  Lowest contract charges          1,628    9.858825         16,055    0.55%       0.92%      (12.30)%
        Highest contract charges       119,782    9.488086      1,136,500    0.98%     --            (2.94%)
        Remaining contract
        charges                     24,356,092      --        239,308,956    --        --           --
  2001  Lowest contract charges        151,349   12.870679      1,947,968    0.92%       1.53%        6.03%
        Highest contract charges       455,876   10.997991      5,013,724    1.83%       1.43%       (0.09)%
        Remaining contract
        charges                      8,665,661      --         98,474,887    --        --           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  2002  Lowest contract charges         20,156    8.023648        161,722    0.95%       1.52%       (0.91)%
        Highest contract charges         1,558    8.196406         12,773    0.98%     --            (0.79)%
        Remaining contract
        charges                      1,372,982      --          9,816,430    --        --           --
  2001  Lowest contract charges         16,135    8.097194        130,649    0.94%       1.04%       (8.95)%
        Highest contract charges         4,564    8.375416         38,229    1.84%       0.53%      (16.92)%
        Remaining contract
        charges                        751,646      --          5,328,623    --        --           --

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                               CONTRACT             INVESTMENT
                                                   UNIT        OWNERS'     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#     EQUITY     RATIO*    RATIO**     RETURN***
                                   -----------  -----------  ------------  -------  ----------  -----------
TEMPLETON FOREIGN SECURITIES FUND
  2002  Lowest contract charges            393  $ 7.053785   $      2,770    0.54%       1.40%      (19.01)%
        Highest contract charges        26,897    6.619804        178,052    0.98%     --            (9.11%)
        Remaining contract
        charges                      4,223,769      --         28,895,258    --        --           --
  2001  Lowest contract charges         53,890    9.127253        491,865    0.93%       2.96%      (16.79)%
        Highest contract charges        74,344    8.309420        617,758    1.84%       2.36%      (17.30)%
        Remaining contract
        charges                      1,920,244      --         16,532,972    --        --           --
TEMPLETON GLOBAL ASSET ALLOCATION FUND*
  2002  Lowest contract charges            209    8.806348          1,844    0.56%     --            (4.91)%
        Highest contract charges        14,023    8.359016        117,216    2.05%       2.26%       (6.33)%
        Remaining contract
        charges                      1,406,658      --         12,484,288    --        --           --
  2001  Lowest contract charges         65,893    9.897515        652,177    0.93%       1.20%      (10.80)%
        Highest contract charges         6,904    8.923796         61,609    1.84%       1.20%      (11.91)%
        Remaining contract
        charges                      1,252,943      --         11,824,200    --        --           --
TEMPLETON GROWTH SECURITIES FUND
  2002  Lowest contract charges         71,534    8.936732        639,280    0.95%       2.27%      (19.26)%
        Highest contract charges        21,499    8.082787        173,774    0.97%     --            (8.94)%
        Remaining contract
        charges                      5,678,117      --         46,618,950    --        --           --
  2001  Lowest contract charges         37,561   11.068585        415,749    0.93%       1.80%       (2.24)%
        Highest contract charges        90,513   10.136741        917,508    1.82%       1.48%       (3.86)%
        Remaining contract
        charges                      2,091,966      --         21,503,261    --        --           --
HARTFORD MONEY MARKET HLS FUND
  2002  Lowest contract charges      1,744,712    1.097024      1,913,991    0.95%       1.37%        0.51%
        Highest contract charges       434,311    1.021128        443,487    0.98%       0.47%       (0.48)%
        Remaining contract
        charges                    268,192,415      --        286,104,804    --        --           --
  2001  Lowest contract charges        695,479    1.091492        759,110    0.91%       3.12%        2.89%
        Highest contract charges     2,288,157    1.028730      2,353,896    1.82%       2.47%        1.45%
        Remaining contract
        charges                    115,403,408      --        123,472,308    --        --           --
MFS CAPITAL OPPORTUNITIES SERIES
  2002  Lowest contract charges        183,300    6.510383      1,193,356    0.95%       0.05%      (30.36)%
        Highest contract charges        13,523    4.526832         61,218    0.98%     --            (4.12)%
        Remaining contract
        charges                      8,091,613      --         44,980,487    --        --           --
  2001  Lowest contract charges        --         7.562709        --         0.55%     --           (23.90)%
        Highest contract charges       166,470    6.581620      1,095,640    1.83%     --           (30.84)%
        Remaining contract
        charges                      8,107,373      --         66,646,887    --        --           --
MFS EMERGING GROWTH SERIES
  2002  Lowest contract charges        195,835    5.330860      1,043,969    0.95%     --           (34.39)%
        Highest contract charges        13,055    3.435336         44,849    0.97%     --            (5.22)%
        Remaining contract
        charges                      6,747,432      --         31,838,567    --        --           --
  2001  Lowest contract charges        216,012    8.124799      1,755,057    0.94%     --           (34.12)%
        Highest contract charges        71,339    5.301677        378,216    1.84%     --           (31.30)%
        Remaining contract
        charges                      6,876,240      --         51,154,016    --        --           --

_____________________________________ SA-72 ____________________________________

                                                               CONTRACT             INVESTMENT
                                                   UNIT        OWNERS'     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#     EQUITY     RATIO*    RATIO**     RETURN***
                                   -----------  -----------  ------------  -------  ----------  -----------
MFS GLOBAL EQUITY SERIES
  2002  Lowest contract charges         28,865  $ 8.628994   $    249,080    0.95%       0.39%      (12.73)%
        Highest contract charges           552    7.311908          4,035    0.98%       0.73%       (1.62)%
        Remaining contract
        charges                        639,716      --          5,021,590    --        --           --
  2001  Lowest contract charges         30,790    9.887155        304,423    0.93%       0.34%      (10.80)%
        Highest contract charges         8,325    8.483277         70,624    1.85%       0.38%      (11.55)%
        Remaining contract
        charges                        446,896      --          4,107,605    --        --           --
MFS HIGH INCOME SERIES
  2002  Lowest contract charges            601   10.380940          6,238    0.55%       8.00%        2.00%
        Highest contract charges        14,628    9.370791        137,079    0.97%     --             4.07%
        Remaining contract
        charges                      6,092,651      --         57,252,593    --        --           --
  2001  Lowest contract charges         96,471    9.586514        924,818    0.93%       6.14%        1.11%
        Highest contract charges       221,905    9.339433      2,072,467    1.81%       1.59%       (5.68)%
        Remaining contract
        charges                      2,774,747      --         25,830,725    --        --           --
MFS INVESTORS GROWTH STOCK SERIES
  2002  Lowest contract charges        213,363    6.254070      1,334,386    0.95%     --           (28.22)%
        Highest contract charges        20,644    4.591619         94,791    0.98%     --            (6.05)%
        Remaining contract
        charges                     11,059,085      --         61,443,092    --        --           --
  2001  Lowest contract charges        200,649    8.712830      1,748,218    0.93%       0.10%      (24.86)%
        Highest contract charges       157,303    6.477239      1,018,890    1.83%       0.05%      (26.91)%
        Remaining contract
        charges                      8,597,570      --         68,459,118    --        --           --
MFS INVESTORS TRUST SERIES
  2002  Lowest contract charges          1,697    6.546115         11,110    0.70%       0.55%      (21.52)%
        Highest contract charges        10,791    6.170923         66,588    0.99%     --            (4.00)%
        Remaining contract
        charges                     10,820,727      --         68,477,461    --        --           --
  2001  Lowest contract charges        369,708    9.173237      3,391,420    0.93%       0.45%      (16.75)%
        Highest contract charges       172,773    7.981347      1,378,962    1.84%       0.14%      (16.81)%
        Remaining contract
        charges                      9,322,874      --         75,598,346    --        --           --
MFS MID CAP GROWTH
  2002  Lowest contract charges          1,641    3.960422          6,497    0.54%     --           (43.51)%
        Highest contract charges        49,808    4.132855        205,848    0.98%     --            (3.57)%
        Remaining contract
        charges                     12,121,163      --         48,263,560    --        --           --
  2001  Lowest contract charges        --         7.011036        --         0.55%     --           (18.01)%
        Highest contract charges       233,560    7.438139      1,737,250    1.83%       0.02%      (25.31)%
        Remaining contract
        charges                      5,580,279      --         39,752,118    --        --           --
MFS NEW DISCOVERY SERIES
  2002  Lowest contract charges            396    6.609567          2,619    0.67%     --           (32.11)%
        Highest contract charges        53,338    5.698015        303,919    0.99%     --            (3.95)%
        Remaining contract
        charges                      5,454,119      --         40,535,764    --        --           --
  2001  Lowest contract charges         39,518   14.108957        557,555    0.94%     --            (5.93)%
        Highest contract charges        67,688    8.519743        576,684    1.82%     --           (13.28)%
        Remaining contract
        charges                      2,613,784      --         30,876,501    --        --           --

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                               CONTRACT             INVESTMENT
                                                   UNIT        OWNERS'     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#     EQUITY     RATIO*    RATIO**     RETURN***
                                   -----------  -----------  ------------  -------  ----------  -----------
MFS TOTAL RETURN SERIES
  2002  Lowest contract charges          2,586  $ 9.756450   $     25,234    0.55%       0.82%       (5.69)%
        Highest contract charges       107,462    9.564512      1,027,824    0.98%     --             0.05%
        Remaining contract
        charges                     28,510,511      --        285,426,510    --        --           --
  2001  Lowest contract charges        332,913   11.807401      3,930,837    0.93%       1.48%       (0.70)%
        Highest contract charges       421,648   10.309892      4,347,143    1.83%       0.61%       (1.22)%
        Remaining contract
        charges                     10,739,641      --        115,535,342    --        --           --
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  2002  Lowest contract charges         29,934    5.660962        169,457    1.40%       0.11%      (28.74)%
        Highest contract charges           769    7.199720          5,534    0.86%       1.48%       (6.73)%
        Remaining contract
        charges                         63,891      --            425,892    --        --           --
  2001  Lowest contract charges         38,021    7.944369        302,053    1.38%       1.13%      (24.11)%
        Highest contract charges         1,323    7.904003         10,456    1.55%       2.60%      (22.54)%
        Remaining contract
        charges                          7,470      --             59,155    --        --           --
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  2002  Lowest contract charges         50,569    6.186138        312,825    1.40%     --           (24.46)%
        Highest contract charges         2,386    7.538539         17,986    0.95%     --            (5.52)%
        Remaining contract
        charges                        127,244      --            871,225    --        --           --
  2001  Lowest contract charges         66,563    8.189183        545,098    1.38%       0.02%      (10.59)%
        Highest contract charges         5,050    8.147579         41,148    1.53%     --           (13.30)%
        Remaining contract
        charges                         41,417      --            338,071    --        --           --
JENNISON 20/20 FOCUS PORTFOLIO
  2002  Lowest contract charges        286,352    0.740618        212,077    1.70%     --           (23.89)%
        Highest contract charges         8,411    0.735934          6,190    0.91%     --            (3.15)%
        Remaining contract
        charges                         78,640      --             58,009    --        --           --
  2001  Lowest contract charges        295,106    0.973022        287,144    1.38%       0.19%       (2.70)%
        Highest contract charges        10,160    0.970175          9,857    1.67%       0.18%       (2.98)%
        Remaining contract
        charges                         37,968      --             36,883    --        --           --
JENNISON PORTFOLIO
  2002  Lowest contract charges        138,325    0.605502         83,756    1.71%     --           (32.33)%
        Highest contract charges         8,152    0.601114          4,900    0.79%     --            (7.63)%
        Remaining contract
        charges                        825,507      --            497,894    --        --           --
  2001  Lowest contract charges        215,138    0.894763        192,497    1.37%     --           (10.52)%
        Highest contract charges        12,339    0.892140         11,008    1.67%     --           (10.79)%
        Remaining contract
        charges                        545,281      --            487,080    --        --           --
PRUDENTIAL VALUE PORTFOLIO
  2002  Lowest contract charges        187,292    0.717644        134,409    1.70%       1.05%      (23.66)%
        Highest contract charges       100,210    0.713454         71,495    0.90%       2.95%       (3.71)%
        Remaining contract
        charges                        111,357      --             79,491    --        --           --
  2001  Lowest contract charges        190,185    0.940053        178,784    1.11%       0.73%       (5.99)%
        Highest contract charges        14,174    0.939107         13,311    1.16%       0.92%       (6.09)%
        Remaining contract
        charges                              1      --                  1    --        --           --

_____________________________________ SA-74 ____________________________________

                                                               CONTRACT             INVESTMENT
                                                   UNIT        OWNERS'     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#     EQUITY     RATIO*    RATIO**     RETURN***
                                   -----------  -----------  ------------  -------  ----------  -----------
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
  2002  Lowest contract charges          2,209  $ 0.559573   $      1,236    1.71%     --           (24.14)%
        Highest contract charges       --           --            --         0.00%     --             0.00%
        Remaining contract
        charges                        --           --            --         0.00%     --             0.00%
  2001  Lowest contract charges          2,216    0.737615          1,635    1.09%     --           (26.24)%
        Highest contract charges       --           --            --         --        --           --
        Remaining contract
        charges                        --           --            --         --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-75 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheet of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statutory balance sheet of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the two years then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2002, or the results of its operations or its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheet of Hartford Life and Annuity Insurance Company as of December 31, 2002, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory financial statements, the Company effective January 1, 2001 adopted certain statutory accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2003

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2002          2001
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 4,928,629   $ 2,639,950
   Common and Preferred Stocks                             17,393        16,753
   Mortgage Loans                                         137,595       180,043
   Real Estate                                             25,312        24,614
   Policy Loans                                           266,756       250,220
   Cash and Short-Term Investments                        485,025       421,764
   Other Invested Assets                                   16,950        39,622
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     5,877,660     3,572,966
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       64,019        48,172
   Federal Income Taxes Recoverable                        33,035       157,532
   Deferred Tax Asset                                      29,910        54,720
   Other Assets                                           433,080        98,497
   Separate Account Assets                             35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,131,338   $ 4,346,336
   Liability for Deposit Type Contracts                    59,240        42,394
   Policy and Contract Claim Liabilities                   33,856        30,507
   Asset Valuation Reserve                                    270            --
   Payable to Affiliates                                   26,707        32,072
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,227,985)   (1,485,727)
   Other Liabilities                                      826,009       295,090
   Separate Account Liabilities                        35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    41,769,303    45,206,217
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,221,883       986,883
   Unassigned Funds                                      (636,114)     (318,168)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       588,269       671,215
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2002         2001          2000
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $4,626,830   $12,741,782   $  772,847
   Considerations for Supplementary Contracts with
    Life Contingencies                                       123        33,695           31
   Annuity and Other Fund Deposits                            --            --    4,201,953
   Net Investment Income                                 241,414       188,799      107,937
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    197,594        78,607      121,671
   Reserve Adjustment on Reinsurance Ceded             3,403,682       600,569    1,287,942
   Fee Income                                            829,267       817,436      827,674
   Other Revenues                                         10,367         6,435        2,751
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    9,309,277    14,467,323    7,322,806
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                            215,874       174,288       57,001
   Disability and Other Benefits                          11,926        11,296        5,827
   Surrenders and Other Fund Withdrawals               4,743,944     4,142,327    3,567,723
   Commissions                                           583,605     1,222,698      490,630
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                       1,785,002     2,147,722       57,316
   Decrease in Liability for Premium and Other
    Deposit Funds                                             --            --     (403,594)
   General Insurance Expenses                            341,349       330,636      253,565
   Net Transfers to Separate Accounts                  2,298,625     2,613,765    3,218,126
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             (522,245)    4,591,861           --
   Other Expenses                                         22,715        78,503       26,782
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    9,480,795    15,313,096    7,273,376
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                        (171,518)     (845,773)      49,430
   Federal Income Tax (Benefit) Expense                   28,712      (196,458)      24,549
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS     (200,230)     (649,315)      24,881
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                (56,843)      (10,238)      (2,922)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $ (257,073)  $  (659,553)  $   21,959
 ------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                         2002        2001        2000
 --------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 --------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $   2,500   $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning of Year                                     986,883     226,043    226,043
   Capital Contribution                                  235,000     760,840         --
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,221,883     986,883    226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (318,168)    310,720    294,333

   Net Income                                           (257,073)   (659,553)    21,959
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,421)    (22,085)    (4,653)
   Change in Net Deferred Income Tax                     191,399     209,019         --
   Change in Reserve Valuation Basis                          --     (11,721)     5,711
   Change in Asset Valuation Reserve                        (270)      2,743      2,192
   Change in Non-Admitted Assets                        (210,628)   (154,455)    (3,646)
   Change in Liability for Reinsurance in
    Unauthorized Companies                               (36,953)         (2)        --
   Cummulative Effect of Change in Accounting
    Principles                                                --       7,166         --
   Credit on Reinsurance Ceded                                --          --     (5,176)
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (636,114)   (318,168)   310,720
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $  588,269   $ 671,215   $539,263
 --------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                            FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------
                                             2002         2001         2000
------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $ 4,627,995  $12,732,469  $4,969,266
  Net Investment Income                       242,062      166,707     106,844
  Fee Income                                  829,267      817,436     827,674
  Commissions and Expense Allowances on
   Reinsurance Ceded                        3,601,276      679,177   1,403,553
  Other Income                                  5,771       36,949         179
                                          -----------  -----------  ----------
    Total Income                            9,306,371   14,432,738   7,307,516
                                          -----------  -----------  ----------
  Benefits Paid                             4,795,021    4,289,455   3,628,860
  Federal Income Tax (Recoveries)
   Payments                                  (108,177)     (58,363)     74,791
  Net Transfers to Separate Accounts        2,040,883    2,640,961   3,289,217
  MODCO Adjustment on Reinsurance
   Assumed                                   (522,245)   4,591,861          --
  Other Expenses                              967,922    1,637,963     789,601
                                          -----------  -----------  ----------
    Total Benefits and Expenses             7,173,404   13,101,877   7,782,469
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    2,132,967    1,330,861    (474,953)
------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     1,623,364    1,286,296     731,046
  Common and Preferred Stocks                      35       14,354         979
  Mortgage Loans                               42,133       57,353      33,304
  Other                                       134,912       12,690       1,718
                                          -----------  -----------  ----------
    Total Investment Proceeds               1,800,444    1,370,693     767,047
                                          -----------  -----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,956,463    2,753,242     454,987
  Common and Preferred Stocks                     842       14,246         484
  Mortgage Loans                                  225      203,177       3,881
  Real Estate                                   1,292       25,000          --
  Other                                            --       40,467          --
                                          -----------  -----------  ----------
    Total Investments Acquired              3,958,822    3,036,132     459,352
                                          -----------  -----------  ----------
  Net Increase in Policy Loans                 16,536      169,425      21,366
------------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(2,174,914) $(1,834,864) $  286,329
------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        235,000      760,840          --
  Net other cash provided (used)             (129,792)      99,401     (13,429)
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      105,208      860,241     (13,429)
------------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                      63,261      356,238    (202,053)
  Cash and Short-Term Investments,
   Beginning of Year                          421,764       65,526     267,579
------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   485,025  $   421,764  $   65,526
------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 most of which were recorded as premiums and considerations in 2001.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2002              2001              2000
                                                                -----------------------------------------------
GAAP Net Income                                                 $   191,548       $   214,610       $   140,954
Deferral and amortization of policy acquisition costs,
 net                                                               (337,657)         (308,546)         (218,151)
Change in unearned revenue reserve                                   71,208            59,132            54,255
Deferred taxes                                                      (50,834)          180,625            27,039
Separate account expense allowance                                 (279,761)         (110,911)           71,092
Benefit reserve adjustment                                          155,196           (13,199)          (70,248)
Prepaid reinsurance premium                                          (8,564)           (6,944)           (3,007)
Ceding commission on reinsurance assumed                                 --          (670,507)               --
Other, net                                                            1,791            (3,813)           20,025
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (257,073)      $  (659,553)      $    21,959
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,242,347       $ 1,794,936       $   826,049
Deferred policy acquisition costs                                (3,289,010)       (3,033,841)       (2,105,975)
Unearned revenue reserve                                            297,759           229,194           150,220
Deferred taxes                                                      341,130           366,265           181,027
Separate account expense allowance                                1,243,867         1,521,026         1,469,122
Unrealized (gains) losses on investments                           (178,951)          (31,612)          (13,933)
Benefit reserve adjustment                                          300,515            24,334            16,574
Asset valuation reserve                                                (270)               --            (2,743)
Interest maintenance reserve                                        (25,702)          (25,448)               --
Prepaid reinsurance premium                                         (26,243)          (17,679)          (10,735)
Goodwill                                                           (170,100)         (173,704)               --
Statutory voluntary reserve                                              --                --            (6,286)
Reinsurance ceded                                                  (189,436)             (382)
Other, net                                                           42,363            18,126            35,943
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   588,269       $   671,215       $   539,263
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2002 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,548         0.0%
At book value, less current surrender charge of 5% or more             2,469,598         6.5%
At market value                                                       33,457,570        88.1%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          35,929,716        94.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,791,484         4.8%
Not subject to discretionary withdrawal:                                 241,487         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          37,962,687       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $37,762,687         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized costand are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26, Bonds, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a fixed income or equity security is other than temporary, the security is deemed to be impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its securitized financial asset are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include, but are not limited to: a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, any cost or consideration received at the inception of a contract is adjusted into the basis of the applicable asset or liability and amortized over the asset or liability life. Income is accounted for on an earned basis and recorded as derivative net investment income. Upon termination of the derivative, the gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in an income generation relationship record the initial premium as a deferred liability. The premium received on covered floor contracts are adjusted into the cost basis of the covered asset and amortized over the life of the covered asset. Income is accounted for on an earned basis and recorded as derivative net investment income. If the derivative and bond are sold, the derivative will recognize a loss on disposition for the current market value and the unamortized value of the original premium is offset against the bond capital gain or loss.

Derivatives not classified as hedging, income generation or replication, will receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded as capital gains and losses. Effective January 1, 2003, the changes in fair value will be recorded as unrealized gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $270 and $0 as of December 31, 2002 and 2001, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2002 and 2001 were $25,702 and $25,448, respectively. The net capital gains (losses) captured in the IMR in 2002, 2001 and 2000 were $5,078, $1,965 and $(3,096), respectively. The amount of expense amortized from the IMR in 2002, 2001 and 2000 included in the Company's Statements of Operations, was $4,823, $3,472 and $(495), respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, INCOME TAXES.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $200,347       $148,038       $ 95,980
Interest income from policy loans                                    18,947         14,160          4,923
Interest and dividends from other investments                        18,478         19,289          8,568
Interest income from cash on hand and on deposit                      7,238          9,462             --
                                                                   --------------------------------------
Gross investment income                                             245,010        190,949        109,471
Less: investment expenses                                             3,596          2,150          1,534
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $241,414       $188,799       $107,937
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $117,032       $ 17,132       $  2,401
Gross unrealized capital losses                                     (32,336)       (17,210)        (3,319)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                                84,696            (78)          (918)
Balance, beginning of year                                              (78)          (918)        (5,880)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 84,774       $    840       $  4,962
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    185       $    120       $    509
Gross unrealized capital losses                                     (23,137)       (22,913)        (2,113)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,952)       (22,793)        (1,604)
Balance, beginning of year                                          (22,793)        (1,604)         2,484
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $   (159)      $(21,189)      $ (4,088)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Bonds and short-term investments                                   $(28,561)      $ (7,491)      $ (8,128)
Common stocks                                                          (149)           (13)           217
Other invested assets                                                    (2)            33             10
                                                                   --------------------------------------
Realized capital losses                                             (28,712)        (7,471)        (7,901)
Capital gains tax (benefit)                                          23,053            802         (1,883)
                                                                   --------------------------------------
Net realized capital losses, after tax                              (51,765)        (8,273)        (6,018)
Less: amounts transferred to IMR                                      5,078          1,965         (3,096)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(56,843)      $(10,238)      $ (2,922)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $1,691,422, $2,135,324 and $465,846, gross realized capital gains of $15,257, $8,091 and $633, and gross realized capital losses of $9,998, $5,442 and $8,838, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $35, $14,354 and $979, gross realized capital gains of $0, $358 and $218, and gross realized capital losses of $7, $371 and $1, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, options, forwards and exchange traded futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates and/or indices and notional principal amounts. Generally, no cash is exchanged at the inception of the contract and no principal payments are exchanged. Interest rate swaps at December 31, 2002 and 2001 amounted to $230,000 and $20,000 of notional value and $4,837 and $1,194 of market value, respectively.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed exchange rate. There are also periodic exchanges of payments, at specified intervals, calculated using the agreed upon rates and notional principal amounts. Foreign currency swaps at December 31, 2002 amounted to $23,719 of notional value and $(1,002) of market value. There were no foreign currency swaps at December 31, 2001.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the writer, a financial instrument, at a specified price, within a specified period or on a stated date. Cap and floor contracts entitle the purchaser to receive from the writer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. There is a premium payment paid by the purchaser at inception of the contract and no principal payments are exchanged. The Company is a purchaser of caps, floors, and swaption contracts and is a writer of covered floor contracts. Option contracts at December 31, 2002 and 2001 amounted to $80,852 of notional value and $158 and $1,569 of market value, respectively.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies:

Anticipatory Hedging -- For certain liabilities, the Company commits to the price of the product prior to receipt of the associated premium or deposit. Anticipatory hedges are executed to offset the impact of changes in asset prices arising from interest rate changes pending the receipt of premium or deposit and the subsequent purchase of an asset. These hedges involve taking a long position (purchase) in interest rate futures or entering into an interest rate swap with duration characteristics equivalent to the associated liabilities or anticipated investments.

Liability Hedging -- Several products obligate the Company to credit a return to the contract holder, which is indexed to a market rate. To hedge risks associated with these products, the Company enters into various derivative contracts. Interest rate swaps are used to convert the contract rate into a rate that trades in a more liquid and efficient market. This hedging strategy enables the Company to customize contract terms and conditions to customer objectives and satisfies the operation's asset/liability matching policy. In addition, interest rate caps and option contracts are used to hedge against the risk of contract holder disintermediation in a rising interest rate environment.

Asset Hedging -- To meet the various policyholder obligations and to provide cost-effective prudent investment risk diversification, the Company may combine two or more financial instruments to achieve the investment characteristics of a fixed maturity security or that match an associated liability. The use of derivative instruments in this regard effectively transfers unwanted investment risks or attributes to others. The selection of the appropriate derivative instruments depends on the investment risk, the liquidity and efficiency of the market, and the asset and liability characteristics.

Portfolio Hedging --The Company compares the duration and convexity of its portfolios of assets to its corresponding liabilities and periodically enters into portfolio hedges to reduce any difference to desired levels. Portfolio hedges reduce the duration and convexity mismatch between assets and liabilities and offset the potential impact to cash flows caused by changes in interest rates.

The Company periodically transacts in income generation transactions. The written option contracts monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives.

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Exchange-traded futures and options are regulated by an exchange and positions are marked to market on a daily basis, and therefore create minimal credit exposure to the Company in the event of nonperformance by counterparties.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. Collateral requirements for exchange traded futures and options are monitored and processed on a daily basis. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2002, the Company has a significant concentration of credit risk that exceeded 10% of capital and surplus in fixed maturities of a single issuer who was not the U.S. government or a government agency. Within this concentration, each fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of these fixed maturities were $61,917, $2,373 and $64,290, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                 48,690         --          --       48,690
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $4,977,319   $117,032    $(32,336)  $5,062,015
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384                (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $    132    $     --   $   41,769
  --Guaranteed and sponsored -- asset backed                          270,969         --          --      270,969
States, municipalities and political subdivisions                         398         15          --          413
International governments                                              35,086        880          (4)      35,962
Public utilities                                                      163,678        557        (757)     163,478
All other corporate                                                 1,220,569     15,376      (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058         61      (6,733)     721,386
Short-term investments                                                 58,741         --          --       58,741
Certificates of deposit                                                52,877        111          --       52,988
Parents, subsidiaries and affiliates                                  126,735         --          --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $ 17,132    $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,162   $    120    $   (211)  $    4,071
Common stock -- affiliated                                             35,384         --     (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546   $    120    $(22,913)  $   16,753
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2002 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  508,460       $  517,110
Over one year through five years                        2,529,850        2,572,900
Over five years through ten years                       1,496,415        1,521,880
Over ten years                                            442,594          450,125
                                                       ---------------------------
                                         TOTAL         $4,977,319       $5,062,015
                                                       ---------------------------

Bonds with a carrying value of $3,319 were on deposit as of December 31, 2002 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2002                 2001
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 4,977      5,062   $ 2,699      2,699
  Common stocks                                               17         17        17         17
  Policy loans                                               267        267       250        250
  Mortgage loans                                             138        138       180        180
  Other invested assets                                       42         42        64         64
LIABILITIES
  Deposit funds and other benefits                       $ 4,913    $ 4,780   $ 2,873    $ 2,796
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2002                2001
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $ 469,416           $ 329,950
Total of all deferred tax liabilities                           $ (74,977)          $(114,519)
Net deferred assets (admitted and non-admitted)                 $ 394,439           $ 215,431
Net admitted deferred asset                                        29,910              54,720
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $(364,529)          $(160,711)
Increase in deferred taxes non-admitted                         $ 203,818                 N/A
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                      2002           2001           2000
                                                                     -------------------------------------
Federal                                                              $25,183       $(196,458)      $24,549
                                                                     -------------------------------------
Foreign                                                                3,528              --            --
                                                                     -------------------------------------
Federal Income Tax on Capital Gains                                   23,053             802        (1,884)
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $51,764       $(195,656)      $22,665
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Reserves                                                       $  10,906           $  48,987         $ (38,081)
Fortis Ceding Commission                                          16,501              19,216            (2,715)
Tax DAC                                                          206,940             192,943            13,997
Accrued deferred compensation                                      1,775               2,957            (1,182)
Bonds                                                             34,822               1,189            33,633
Capital loss carryforward                                          3,300               3,300                --
AMT credit utilization                                           192,969              58,834           134,135
Other                                                              2,203               2,524              (321)
                                                             -------------------------------------------------
                           TOTAL DEFERRED TAX ASSETS           $ 469,416           $ 329,950         $ 139,466
                                                             -------------------------------------------------
                    DEFERRED TAX ASSETS NON-ADMITTED           $(364,529)          $(160,711)        $(203,818)
                                                             -------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Bonds                                                          $  (5,593)          $      --         $  (5,593)
Tax preferred investments                                        (52,323)           (104,673)           52,350
Software project deferral                                         (5,903)             (2,752)           (3,151)
Deferred and uncollected                                          (8,767)             (6,977)           (1,790)
Other                                                             (2,391)               (117)           (2,274)
                                                             -------------------------------------------------
                      TOTAL DEFERRED TAX LIABILITIES           $ (74,977)          $(114,519)        $  39,542
                                                             -------------------------------------------------

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Total deferred tax assets                                      $ 469,416           $ 329,950         $ 139,466
Total deferred tax liabilities                                   (74,977)           (114,519)           39,542
                                                             -------------------------------------------------
Net deferred tax asset                                         $ 394,439           $ 215,431         $ 179,008
                                                             -------------------------------------------------
             OTHER CHANGE IN NET DEFERRED INCOME TAX                                                    12,391
                                                             -------------------------------------------------
                   CHANGE IN NET DEFERRED INCOME TAX                                                 $ 191,399
                                                             -------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ (71,865)           (35.0)%
Tax preferred investments                                                 (64,562)           (31.4)%
Other                                                                      (3,208)            (1.6)%
                                                                     -------------------------------
                                                       TOTAL            $(139,635)           (68.0)%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $  51,764            (25.2)%
Change in net deferred income taxes                                      (191,399)            93.2%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(139,635)           (68.0)%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(261,066). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2002                  $    --
2001                  $    --
2000                  $22,665

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The amount of reinsurance recoverables from reinsurers was $36,327 and $2,016 at December 31, 2002 and 2001, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $5,566,253  $ 1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $   26,680  $    15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $8,401,771  $   371,175  $(4,146,117) $ 4,626,829
Death, Annuity, Disability and Other Benefits            $  138,864  $   113,937  $   (25,083) $   227,718
Surrenders and Other Fund Withdrawals                    $4,436,989  $   766,314  $  (459,359) $ 4,743,944

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $3,085,682  $ 1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $    16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $6,890,184  $ 6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $    94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $   491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2000
Aggregate Reserves for Life and Accident and Health
 Policies                                                $  900,216  $        --  $  (256,989) $   643,227
Policy and Contract Claim Liabilities                    $   16,084  $        --  $    (5,351) $    10,733
Premium and Annuity Considerations                       $  839,447  $       986  $   (67,586) $   772,847
Annuity and Other Fund Deposits                          $5,730,269  $        --  $(1,528,316) $ 4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $     1,542  $   (16,238) $    62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $        --  $  (116,380) $ 3,567,723

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2002:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,026   $ 2,183
Ordinary Renewal                                                    14,876    21,507
Group Life                                                              49        79
                                                                   -----------------
                                                            TOTAL  $16,951   $23,769
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $4,357, $3,764 and $648 for 2002, 2001 and 2000, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2002, 2001 or 2000.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. The cost to the Company for the above-mentioned plan was approximately $2.5 million, $2 million and $2 million in 2002, 2001 and 2000, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2002, 2001 or 2000. The amount available for dividend in 2003 is approximately $58,827.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $35.9 billion and $41.9 billion as of December 31, 2002 and 2001, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $518 million, $567 million and $622 million for the years ended December 31, 2002, 2001 and 2000, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2002 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2002               $ 4,045,793
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                          34,838,116
                                                                               -----------
          Total reserves                                                       $34,838,116
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                  $    64,223
          Market value                                                          34,682,449
                                                                               -----------
          Subtotal                                                              34,746,671
          Not subject to discretionary withdrawal                                   91,445
                                                                               -----------
                                                                 TOTAL         $34,838,116
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $108, $289 and $1,212 in 2002, 2001 and 2000, respectively, of which $105, $297 and
$1,074 in 2002, 2001 and 2000, respectively were estimated to be creditable against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $4,003 and $4,034 in 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2003                  $ 3,966
2004                    4,050
2005                    4,050
2006                    3,911
2007                    3,804
Thereafter              7,126
                      -------
  Total               $26,907
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,224 in 2002 and 2001.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable development related to September 11.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) All financial statements are included in Part A and Part B of the Registration Statement.

         (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

              (2)  Not applicable.

              (3)  (a) Form of Principal Underwriter Agreement.(1)

              (3)  (b) Form of Dealer Agreement.(2)

              (4) Form of Individual Flexible Premium Variable Annuity Contract.(3)

              (5)  Form of Application.(3)

              (6)  (a) Certificate of Incorporation of Hartford.(4)

              (6)  (b) Bylaws of Hartford.(4)

              (7)  Not applicable.

              (8)  Form of Fund Participation Agreement.(5)

              (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

              (10) (a) Consent of Deloitte & Touche LLP.

                   (b) Consent of Arthur Andersen LLP.(6)

              (11) No financial statements are omitted.

              (12) Not applicable.

              (13) Not applicable.

              (14) Not applicable.

              (15) Copy of Power of Attorney.

              (16) Organizational Chart.(7)

--------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-76425 dated June 21, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 33-73568 dated May 1, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101935, filed on April 7, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 7 of the Registration Statement File No. 333-69487 filed on April 9, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-91921, filed on August 25, 2000.

(6) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(7) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-101923, filed on April 7, 2003.

Item 25.     Directors and Officers of the Depositor

-------------------------------------------- ------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- ------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- ------------------------------------------------------
Kristine L. Curcio                           Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- ------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Mary Jane B. Fortin                          Vice President
-------------------------------------------- ------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- ------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- ------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of
                                             the Board, Director*
-------------------------------------------- ------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer
-------------------------------------------- ------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- ------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- ------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- ------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
-------------------------------------------- ------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- ------------------------------------------------------
Andrew J. Waggoner                           Vice President
-------------------------------------------- ------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See item 24(b)(16).

Item 27. Number of Contract Owners

         As of October 31, 2003, there were 132,895 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a)  involved a knowing and culpable violation of law by the director;

         (b) enabled the director or an associate to receive an improper personal gain;

         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
         Hartford Life Insurance Company - Separate Account Ten
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life Insurance Company - Separate Account Eleven
         Hartford Life Insurance Company - Separate Account Twelve
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

         (b)  Directors and Officers of HSD

                                                POSITIONS AND OFFICES
              NAME                                 WITH  UNDERWRITER
              ----                              ---------------------
         David A. Carlson                 Vice President
         Bruce W. Ferris                  Vice President
         George R. Jay                    Controller
         Stephen T. Joyce                 Vice President
         Thomas M. Marra                  President, Chief Executive Officer and
                                          Chairman of the Board, Director
         Christine Hayer Repasy           Senior Vice President, General Counsel
                                          and Corporate Secretary
         Martin A. Swanson                Vice President
         John C. Walters                  Executive Vice President, Director
         Lizabeth H. Zlatkus              Director

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 31st day of December, 2003.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
     (Registrant)

By: Thomas M. Marra                              *By: /s/Christopher M. Grinnell
    ----------------------------------------             -----------------------
    Thomas M. Marra, President, Chief                    Christopher M. Grinnell
    Executive Officer and Chairman of the                     Attorney-in-Fact
    Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
     (Depositor)

By: Thomas M. Marra
    ----------------------------------------
    Thomas M. Marra, President, Chief
    Executive Officer and Chairman of the
    Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,   *By: /s/Christopher M. Grinnell
     General Counsel and Corporate Secretary,            -----------------------
     Director*                                           Christopher M. Grinnell
John C. Walters, Executive Vice President, Director*          Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President and
     Chief Financial Officer, Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*             Date: December 31, 2003



333-101936

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

(10) Consent of Deloitte & Touche LLP.

(15) Copy of Power of Attorney.